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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08786

                    Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Growth Opportunities VCT Portfolio

 Schedule of Investments 3/31/12 (unaudited)

 Shares

 Value

 COMMON STOCKS - 98.0%

 Energy - 7.3%

 Oil & Gas Equipment & Services - 0.8%

 25,900

 Hornbeck Offshore Services, Inc. *

 $

 1,088,577

 Oil & Gas Exploration & Production - 5.3%

 42,000

 Cabot Oil & Gas Corp.

 $

 1,309,140

 36,100

 Comstock Resources, Inc. *

 571,463

 51,800

 Energy XXI Bermuda, Ltd. *

 1,870,498

 51,434

 Halcon Resources Corp. *

 482,451

 71,900

 McMoRan Exploration Co. *

 769,330

 21,300

 Oasis Petroleum, Inc. *

 656,679

 8,300

 Range Resources Corp.

 482,562

 137,200

 Triangle Petroleum Corp. *

 946,680

 $

 7,088,803

 Oil & Gas Refining & Marketing - 0.5%

 30,800

 Clean Energy Fuels Corp. *

 $

 655,424

 Oil & Gas Storage & Transportation - 0.7%

 23,451

 Golar LNG, Ltd.

 $

 892,311

 Total Energy

 $

 9,725,115

 Materials - 4.0%

 Specialty Chemicals - 3.4%

 108,900

 Flotek Industries, Inc. *

 $

 1,308,978

 79,700

 GSE Holding, Inc. *

 1,046,461

 36,400

 WR Grace & Co. *

 2,103,920

 $

 4,459,359

 Steel - 0.6%

 19,800

 Allegheny Technologies, Inc.

 $

 815,166

 Total Materials

 $

 5,274,525

 Capital Goods - 8.4%

 Aerospace & Defense - 3.0%

 29,400

 Hexcel Corp. *

 $

 705,894

 90,600

 Spirit Aerosystems Holdings, Inc. *

 2,216,076

 9,378

 TransDigm Group, Inc. *

 1,085,597

 $

 4,007,567

 Construction & Engineering - 2.6%

 73,100

 KBR, Inc.

 $

 2,598,705

 42,515

 MYR Group, Inc. *

 759,318

 $

 3,358,023

 Construction & Farm Machinery & Heavy Trucks - 0.8%

 45,900

 Terex Corp. *

 $

 1,032,750

 Industrial Machinery - 2.0%

 24,000

 Chart Industries, Inc. *

 $

 1,759,920

 11,800

 SPX Corp.

 914,854

 $

 2,674,774

 Total Capital Goods

 $

 11,073,114

 Commercial Services & Supplies - 5.5%

 Diversified Support Services - 1.4%

 31,504

 Copart, Inc. *

 $

 821,309

 24,500

 United Rentals, Inc. *

 1,050,805

 $

 1,872,114

 Human Resource & Employment Services - 1.4%

 106,304

 On Assignment, Inc. *

 $

 1,857,131

 Research & Consulting Services - 2.7%

 23,900

 Acacia Research Corp. *

 $

 997,586

 18,506

 CoStar Group, Inc. *

 1,277,839

 74,125

 RPX Corp. *

 1,257,160

 $

 3,532,585

 Total Commercial Services & Supplies

 $

 7,261,830

 Transportation - 1.0%

 Airlines - 1.0%

 24,849

 Allegiant Travel Co. *

 $

 1,354,270

 Total Transportation

 $

 1,354,270

 Automobiles & Components - 1.3%

 Auto Parts & Equipment - 1.3%

 40,200

 Dana Holding Corp.

 $

 623,100

 43,800

 Gentex Corp.

 1,073,100

 $

 1,696,200

 Total Automobiles & Components

 $

 1,696,200

 Consumer Durables & Apparel - 6.3%

 Household Appliances - 0.5%

 18,600

 SodaStream International, Ltd. *

 $

 626,448

 Housewares & Specialties - 1.0%

 21,300

 Tupperware Brands Corp.

 $

 1,352,550

 Leisure Products - 0.5%

 75,900

 Leapfrog Enterprises, Inc. *

 $

 634,524

 Apparel, Accessories & Luxury Goods - 3.5%

 21,688

 Carter's, Inc. *

 $

 1,079,412

 32,800

 G-III Apparel Group, Ltd. *

 932,176

 45,600

 Hanesbrands, Inc. *

 1,347,024

 37,200

 Iconix Brand Group, Inc. *

 646,536

 11,400

 The Warnaco Group, Inc. *

 665,760

 $

 4,670,908

 Footwear - 0.8%

 50,100

 Crocs, Inc. *

 $

 1,048,092

 Total Consumer Durables & Apparel

 $

 8,332,522

 Consumer Services - 2.8%

 Casinos & Gaming - 1.2%

 133,400

 Scientific Games Corp. *

 $

 1,555,444

 Restaurants - 0.7%

 23,400

 PF Chang's China Bistro, Inc.

 $

 924,768

 Education Services - 0.9%

 70,100

 Grand Canyon Education, Inc. *

 $

 1,244,976

 Total Consumer Services

 $

 3,725,188

 Media - 1.6%

 Movies & Entertainment - 1.6%

 95,361

 Cinemark Holdings, Inc.

 $

 2,093,174

 Total Media

 $

 2,093,174

 Retailing - 4.3%

 Apparel Retail - 2.5%

 58,900

 Express, Inc. *

 $

 1,471,322

 123,200

 HOT Topic, Inc. *

 1,250,480

 19,600

 Urban Outfitters, Inc. *

 570,556

 $

 3,292,358

 Specialty Stores - 0.7%

 21,400

 Vitamin Shoppe, Inc. *

 $

 946,094

 Automotive Retail - 0.8%

 25,250

 Monro Muffler Brake, Inc.

 $

 1,047,622

 Homefurnishing Retail - 0.3%

 11,500

 Mattress Firm Holding Corp. *

 $

 435,850

 Total Retailing

 $

 5,721,924

 Food & Staples Retailing - 0.2%

 Hypermarkets & Super Centers - 0.2%

 4,100

 Pricesmart, Inc.

 $

 298,521

 Total Food & Staples Retailing

 $

 298,521

 Food, Beverage & Tobacco - 0.5%

 Packaged Foods & Meats - 0.5%

 1,603

 Annie's, Inc. *

 $

 55,849

 24,700

 Diamond Foods, Inc.

 563,654

 $

 619,503

 Total Food, Beverage & Tobacco

 $

 619,503

 Health Care Equipment & Services - 9.0%

 Health Care Equipment - 3.9%

 55,530

 ABIOMED, Inc. *

 $

 1,232,211

 97,212

 Conceptus, Inc. *

 1,397,909

 17,485

 HeartWare International, Inc. *

 1,148,590

 52,500

 Insulet Corp. *

 1,004,850

 9,900

 MAKO Surgical Corp. *

 417,285

 $

 5,200,845

 Health Care Supplies - 2.8%

 38,900

 Align Technology, Inc. *

 $

 1,071,695

 83,900

 Endologix, Inc. *

 1,229,135

 75,800

 Quidel Corp. *

 1,392,446

 $

 3,693,276

 Health Care Services - 1.4%

 28,300

 Catalyst Health Solutions, Inc. *

 $

 1,803,559

 Health Care Facilities - 0.5%

 104,000

 LCA-Vision, Inc. *

 $

 653,120

 Health Care Technology - 0.4%

 35,600

 Greenway Medical Technologies *

 $

 543,968

 Total Health Care Equipment & Services

 $

 11,894,768

 Pharmaceuticals, Biotechnology & Life Sciences - 13.1%

 Biotechnology - 8.1%

 27,000

 Achillion Pharmaceuticals, Inc. *

 $

 258,660

 101,900

 Alkermes Plc *

 1,890,245

 266,700

 Amarin Corp Plc (A.D.R.) *

 3,019,043

 66,000

 Cubist Pharmaceuticals, Inc. *

 2,854,500

 74,900

 Exact Sciences Corp. *

 835,884

 57,000

 Ironwood Pharmaceuticals, Inc. *

 758,670

 153,300

 NPS Pharmaceuticals, Inc. *

 1,048,572

 $

 10,665,574

 Pharmaceuticals - 5.0%

 34,400

 Auxilium Pharmaceuticals, Inc. *

 $

 638,808

 55,691

 Cardiome Pharma Corp. *

 39,262

 47,740

 Jazz Pharmaceuticals Plc *

 2,313,958

 58,500

 Optimer Pharmaceuticals, Inc. *

 813,150

 21,800

 Questcor Pharmaceuticals, Inc. *

 820,116

 39,000

 Salix Pharmaceuticals, Ltd. *

 2,047,500

 $

 6,672,794

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 17,338,368

 Banks - 0.9%

 Regional Banks - 0.9%

 16,000

 CapitalSource, Inc.

 $

 105,600

 18,000

 Signature Bank *

 1,134,720

 $

 1,240,320

 Total Banks

 $

 1,240,320

 Diversified Financials - 2.1%

 Specialized Finance - 1.0%

 9,100

 MarketAxess Holdings, Inc.

 $

 339,339

 27,700

 MSCI, Inc. *

 1,019,637

 $

 1,358,976

 Consumer Finance - 1.1%

 46,057

 Ezcorp, Inc. *

 $

 1,494,780

 Total Diversified Financials

 $

 2,853,756

 Real Estate - 0.7%

 Mortgage REIT's - 0.7%

 84,500

 CreXus Investment Corp.

 $

 873,730

 Total Real Estate

 $

 873,730

 Software & Services - 17.1%

 Internet Software & Services - 3.5%

 39,900

 Brightcove, Inc. *

 $

 989,520

 46,700

 ExactTarget, Inc. *

 1,214,200

 19,200

 SciQuest, Inc. *

 292,608

 112,500

 Velti Plc *

 1,524,375

 40,483

 Vocus, Inc. *

 536,400

 $

 4,557,103

 IT Consulting & Other Services - 4.1%

 35,700

 Gartner, Inc. *

 $

 1,522,248

 82,400

 InterXion Holding NV *

 1,479,080

 100,600

 Sapient Corp.

 1,252,470

 70,800

 Virtusa Corp. *

 1,222,716

 $

 5,476,514

 Data Processing & Outsourced Services - 3.2%

 18,600

 Global Payments, Inc.

 $

 882,942

 41,600

 VeriFone Systems, Inc. *

 2,157,792

 102,300

 WNS Holdings, Ltd. (A.D.R.) *

 1,232,715

 $

 4,273,449

 Application Software - 3.8%

 45,766

 Aspen Technology, Inc. *

 $

 939,576

 48,600

 RealPage, Inc. *

 931,662

 41,100

 SS&C Technologies Holdings, Inc. *

 958,863

 77,121

 Tangoe, Inc. *

 1,450,646

 10,767

 Ultimate Software Group, Inc. *

 789,006

 $

 5,069,753

 Systems Software - 2.5%

 48,060

 Fortinet, Inc. *

 $

 1,328,859

 10,700

 Imperva, Inc. *

 418,905

 46,800

 Rovi Corp. *

 1,523,340

 $

 3,271,104

 Total Software & Services

 $

 22,647,923

 Technology Hardware & Equipment - 6.0%

 Communications Equipment - 3.8%

 82,000

 Finisar Corp. *

 $

 1,652,300

 48,700

 Riverbed Technology, Inc. *

 1,367,496

 192,500

 ShoreTel, Inc. *

 1,093,400

 30,000

 Ubiquiti Networks, Inc. *

 948,900

 $

 5,062,096

 Computer Storage & Peripherals - 1.3%

 255,082

 OCZ Technology Group, Inc. *

 $

 1,780,472

 Technology Distributors - 0.9%

 30,834

 SYNNEX Corp. *

 $

 1,176,009

 Total Technology Hardware & Equipment

 $

 8,018,577

 Semiconductors & Semiconductor Equipment - 5.1%

 Semiconductor Equipment - 1.0%

 71,877

 Nanometrics, Inc. *

 $

 1,330,443

 Semiconductors - 4.1%

 233,300

 Entropic Communications, Inc. *

 $

 1,360,139

 170,300

 Integrated Device Technology, Inc. *

 1,217,645

 206,700

 Lattice Semiconductor Corp. *

 1,329,081

 55,300

 Semtech Corp. *

 1,573,838

 $

 5,480,703

 Total Semiconductors & Semiconductor Equipment

 $

 6,811,146

 Telecommunication Services - 0.8%

 Integrated Telecommunication Services - 0.8%

 131,200

 Cbeyond, Inc. *

 $

 1,049,600

 Total Telecommunication Services

 $

 1,049,600

 TOTAL COMMON STOCKS

 (Cost $103,100,020)

 $

 129,904,074

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 1.3%

 Repurchase Agreements - 1.3%

 1,655,000

 Deutsche Bank AG, 0.05%, dated 3/30/12, repurchase price of $1,655,000 plus accrued interest on 4/2/12 collateralized by the following:

 $188,712 U.S. Treasury Bill, 0.0%, 4/5/12-3/7/13

 $155,237 U.S. Treasury Bond, 3.125-10.625%, 8/15/15-2/15/42

 $447,990 U.S. Treasury Notes, 0.25-4.875%, 6/15/12-2/15/22

 $896,755 U.S. Treasury Strip, 0.0-2.0%, 4/15/12-2/15/42

 $

 1,655,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $1,655,000)

 $

 1,655,000

 TOTAL INVESTMENT IN SECURITIES - 99.3%

 $

 131,559,074

 (Cost $104,755,020) (a)

 OTHER ASSETS & LIABILITIES - 0.7%

 $

 992,549

 TOTAL NET ASSETS - 100.0%

 $

 132,551,623

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 REIT

 Real Estate Investment Trust

 (a)

 At March 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $105,676,627 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 33,134,777

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (7,252,330)

 Net unrealized gain

 $

 25,882,447

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

    Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities using fair value methods are categorized as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
129,904,074

$
-

$
-

$
129,904,074

 Repurchase Agreements

-

1,655,000

-

1,655,000

 Total

$
129,904,074

$
1,655,000

$
-

$
131,559,074

 Pioneer High Yield VCT Portfolio

 Schedule of Investments 3/31/12 (unaudited)

 Principal Amount ($)

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 21.5%

 Energy - 2.6%

 Oil & Gas Equipment & Services - 0.6%

 406,000

 BB/NR

 Exterran Holdings, Inc., 4.25%, 6/15/14

 $

 404,985

 73,000

 B-/NR

 Newpark Resources, Inc., 4.0%, 10/1/17

 80,939

 $

 485,924

 Oil & Gas Exploration & Production - 1.0%

 622,000

 BB+/Ba3

 Chesapeake Energy Corp., 2.5%, 5/15/37

 $

 573,018

 133,000

 BB+/NR

 Chesapeake Energy Corp., 2.5%, 5/15/37

 120,531

 100,000

 NR/NR

 Stone Energy Corp., 1.75%, 3/1/17 (144A)

 96,500

 $

 790,049

 Coal & Consumable Fuels - 1.0%

 830,000

 BB-/NR

 Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15

 $

 744,925

 150,000

 CCC/B2

 James River Coal Co., 3.125%, 3/15/18

 70,208

 $

 815,133

 Total Energy

 $

 2,091,106

 Materials - 0.2%

 Steel - 0.2%

 145,000

 BB+/NR

 Steel Dynamics, Inc., 5.125%, 6/15/14

 $

 164,394

 Total Materials

 $

 164,394

 Capital Goods - 4.6%

 Electrical Components & Equipment - 1.6%

 459,000

 B/B2

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 483,671

 665,000

 BBB-/Baa3

 Roper Industries, Inc., 0.0%, 1/15/34 (Step)

 822,106

 $

 1,305,777

 Construction & Farm Machinery & Heavy Trucks - 1.3%

 115,000

 NR/NR

 Greenbrier Companies, Inc., 3.5%, 4/1/18 (144A)

 $

 110,256

 825,000

 B/NR

 Navistar International Corp., 3.0%, 10/15/14

 909,562

 $

 1,019,818

 Trading Companies & Distributors - 1.7%

 570,000

 B/NR

 WESCO International, Inc., 6.0%, 9/15/29

 $

 1,375,125

 Total Capital Goods

 $

 3,700,720

 Transportation - 0.5%

 Airlines - 0.2%

 120,000

 B-/B3

 Continental Airlines, Inc., 4.5%, 1/15/15

 $

 162,450

 Marine - 0.3%

 351,272

 NR/NR

 Horizon Lines, Inc., 6.0%, 4/15/17 (Series A)

 $

 151,047

 97,575

 NR/NR

 Horizon Lines, Inc., 6.0%, 4/15/17 (Series B) (f)

 41,957

 $

 193,004

 Total Transportation

 $

 355,454

 Automobiles & Components - 1.0%

 Automobile Manufacturers - 1.0%

 526,000

 BB+/Ba2

 Ford Motor Co., 4.25%, 11/15/16

 $

 833,710

 Total Automobiles & Components

 $

 833,710

 Consumer Durables & Apparel - 0.6%

 Homebuilding - 0.6%

 250,000

 BB-/Ba2

 DR Horton, Inc., 2.0%, 5/15/14

 $

 323,125

 109,000

 B+/B2

 Lennar Corp., 2.75%, 12/15/20 (144A)

 152,328

 $

 475,453

 Total Consumer Durables & Apparel

 $

 475,453

 Food, Beverage & Tobacco - 0.3%

 Tobacco - 0.3%

 265,000

 CCC+/Caa1

 Alliance One International, Inc., 5.5%, 7/15/14

 $

 261,356

 Total Food, Beverage & Tobacco

 $

 261,356

 Health Care Equipment & Services - 2.0%

 Health Care Equipment - 1.0%

 560,000

 BB+/NR

 Hologic, Inc., 2.0%, 12/15/37 (Step)

 $

 660,800

 170,000

 NR/NR

 NuVasive, Inc., 2.75%, 7/1/17

 144,925

 $

 805,725

 Health Care Supplies - 0.5%

 400,000

 B-/NR

 Alere, Inc., 3.0%, 5/15/16

 $

 401,500

 Health Care Technology - 0.5%

 350,000

 NR/NR

 WebMD Health Corp., 2.25%, 3/31/16

 $

 333,298

 96,000

 NR/NR

 WebMD Health Corp., 2.5%, 1/31/18

 86,040

 $

 419,338

 Total Health Care Equipment & Services

 $

 1,626,563

 Pharmaceuticals, Biotechnology & Life Sciences - 3.4%

 Biotechnology - 3.2%

 360,000

 NR/NR

 Corsicanto, Ltd., 3.5%, 1/15/32 (144A)

 $

 541,350

 445,000

 NR/NR

 Cubist Pharmaceuticals, Inc., 2.5%, 11/1/17

 710,331

 250,000

 NR/NR

 PDL BioPharma, Inc., 3.75%, 5/1/15

 260,938

 865,000

 NR/NR

 Vertex Pharmaceuticals, Inc., 3.35%, 10/1/15

 991,506

 $

 2,504,125

 Pharmaceuticals - 0.2%

 165,000

 NR/NR

 Salix Pharmaceuticals, Ltd., 1.5%, 3/15/19 (144A)

 $

 172,425

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 2,676,550

 Diversified Financials - 0.1%

 Asset Management & Custody Banks - 0.1%

 55,000

 BBB/NR

 Apollo Investment Corp., 5.75%, 1/15/16

 $

 53,900

 Total Diversified Financials

 $

 53,900

 Real Estate - 0.3%

 Specialized REIT's - 0.3%

 155,000

 BB+/NR

 Host Hotels & Resorts LP, 2.5%, 10/15/29 (144A)

 $

 208,088

 Total Real Estate

 $

 208,088

 Software & Services - 2.5%

 Internet Software & Services - 0.5%

 250,000

 B/NR

 Equinix, Inc., 3.0%, 10/15/14

 $

 375,938

 Application Software - 1.7%

 360,000

 NR/NR

 Mentor Graphics Corp., 4.0%, 4/1/31 (144A)

 $

 387,900

 100,000

 BB-/NR

 Nuance Communications, Inc., 2.75%, 11/1/31 (144A)

 113,000

 600,000

 BB-/NR

 Nuance Communications, Inc., 2.75%, 8/15/27

 873,750

 $

 1,374,650

 Systems Software - 0.3%

 270,000

 NR/NR

 Rovi Corp., 2.625%, 2/15/40

 $

 283,162

 Total Software & Services

 $

 2,033,750

 Technology Hardware & Equipment - 0.5%

 Computer Storage & Peripherals - 0.2%

 100,000

 BB/NR

 SanDisk Corp., 1.5%, 8/15/17

 $

 118,375

 Electronic Components - 0.3%

 310,000

 BB+/NR

 Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)

 $

 263,888

 Total Technology Hardware & Equipment

 $

 382,263

 Semiconductors & Semiconductor Equipment - 2.3%

 Semiconductor Equipment - 0.6%

 146,000

 BB+/Baa1

 Lam Research Corp., 1.25%, 5/15/18 (144A)

 $

 153,300

 225,000

 NR/NR

 Novellus Systems, Inc., 2.625%, 5/15/41 (144A)

 312,750

 $

 466,050

 Semiconductors - 1.7%

 628,000

 BB/NR

 ON Semiconductor Corp., 2.625%, 12/15/26

 $

 701,005

 710,000

 NR/NR

 SunPower Corp., 4.75%, 4/15/14

 665,625

 $

 1,366,630

 Total Semiconductors & Semiconductor Equipment

 $

 1,832,680

 Telecommunication Services - 0.6%

 Integrated Telecommunication Services - 0.6%

 209,000

 NR/NR

 MasTec, Inc., 4.0%, 6/15/14

 $

 282,934

 160,000

 NR/NR

 MasTec, Inc., 4.25%, 12/15/14

 223,000

 $

 505,934

 Total Telecommunication Services

 $

 505,934

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $13,948,210)

 $

 17,201,921

 PREFERRED STOCKS - 0.3%

 Consumer Services - 0.0%

 Hotels, Resorts & Cruise Lines - 0.0%

 500

 NR/NR

 Perseus Holding Corp., 14.0%, 4/15/14 (144A)

 $

 8,750

 Total Consumer Services

 $

 8,750

 Diversified Financials - 0.3%

 Other Diversified Financial Services - 0.3%

 10,350

 8.12

 CCC/B3

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 $

 239,188

 Total Diversified Financials

 $

 239,188

 TOTAL PREFERRED STOCKS

 (Cost $255,149)

 $

 247,938

 CONVERTIBLE PREFERRED STOCKS - 3.8%

 Energy - 0.6%

 Oil & Gas Exploration & Production - 0.6%

 13,170

 NR/NR

 Petroquest Energy, Inc., 6.875%, 12/31/99

 $

 456,834

 Total Energy

 $

 456,834

 Capital Goods - 0.4%

 Electrical Components & Equipment - 0.4%

 2,000

 NR/NR

 General Cable Corp., 5.75%, 11/24/13

 $

 291,125

 Total Capital Goods

 $

 291,125

 Automobiles & Components - 0.2%

 Tires & Rubber - 0.2%

 4,050

 NR/NR

 The Goodyear Tire & Rubber Co., 5.875%, 4/1/14

 $

 167,792

 Total Automobiles & Components

 $

 167,792

 Health Care Equipment & Services - 0.8%

 Health Care Supplies - 0.8%

 2,797

 CCC+/NR

 Alere, Inc., 3.0%, 12/31/99

 $

 674,077

 Total Health Care Equipment & Services

 $

 674,077

 Real Estate - 1.8%

 Real Estate Operating Companies - 1.8%

 26,900

 CCC+/Caa2

 Forest City Enterprises, Inc., 7.0%, 12/31/99

 $

 1,459,406

 Total Real Estate

 $

 1,459,406

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $3,582,377)

 $

 3,049,234

 Shares

 COMMON STOCKS - 13.6%

 Energy - 0.9%

 Oil & Gas Drilling - 0.3%

 36,720

 Hercules Offshore, Inc. *

 $

 173,686

 1,700

 Transocean, Ltd.

 92,990

 $

 266,676

 Oil & Gas Exploration & Production - 0.4%

 5,400

 Marathon Oil Corp.

 $

 171,180

 17,537

 SandRidge Energy, Inc. *

 137,315

 $

 308,495

 Oil & Gas Refining & Marketing - 0.2%

 2,700

 Marathon Petroleum Corp. *

 $

 117,072

 Total Energy

 $

 692,243

 Materials - 3.8%

 Commodity Chemicals - 1.1%

 25,962

 Georgia Gulf Corp. *

 $

 905,555

 Diversified Chemicals - 1.4%

 191

 FMC CORPORATION

 $

 20,219

 25,016

 LyondellBasell Industries NV

 1,091,948

 $

 1,112,167

 Metal & Glass Containers - 0.4%

 12,500

 Owens-Illinois, Inc. *

 $

 291,750

 Diversified Metals & Mining - 0.9%

 168,152

 Blaze Recycling & Metals LLC/ Blaze Finance Corp * (f)

 $

 110,980

 14,658

 Freeport-McMoRan Copper & Gold, Inc.

 557,590

 88,500

 Polymet Mining Corp. *

 102,660

 $

 771,230

 Total Materials

 $

 3,080,702

 Capital Goods - 3.4%

 Aerospace & Defense - 1.4%

 9,379

 BE Aerospace, Inc. *

 $

 435,842

 13,178

 DigitalGlobe, Inc. *

 175,795

 5,245

 Exelis, Inc.

 65,667

 6,962

 GeoEye, Inc. *

 167,575

 2,622

 ITT Corp.

 60,149

 12,790

 Orbital Sciences Corp. *

 168,188

 $

 1,073,216

 Building Products - 0.2%

 4,752

 Lennox International, Inc.

 $

 191,506

 Electrical Components & Equipment - 0.9%

 6,750

 Cooper Industries Plc

 $

 431,662

 10,000

 General Cable Corp. *

 290,800

 $

 722,462

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 15,596

 Commercial Vehicle Group, Inc. *

 $

 190,427

 Industrial Machinery - 0.7%

 5,426

 ESCO Technologies, Inc.

 $

 199,514

 4,579

 Kennametal, Inc.

 203,903

 5,245

 Xylem, Inc./NY

 145,549

 $

 548,966

 Total Capital Goods

 $

 2,726,577

 Transportation - 0.1%

 Marine - 0.1%

 9,242

 Horizon Lines, Inc. *

 $

 53,419

 Total Transportation

 $

 53,419

 Consumer Services - 0.8%

 Casinos & Gaming - 0.0%

 2,490

 WMS Industries, Inc. *

 $

 59,088

 Restaurants - 0.5%

 6,921

 Starbucks Corp.

 $

 386,815

 Specialized Consumer Services - 0.3%

 21,328

 Service Corp International/US

 $

 240,153

 Total Consumer Services

 $

 686,056

 Food, Beverage & Tobacco - 0.2%

 Tobacco - 0.2%

 36,185

 Alliance One International, Inc. *

 $

 136,417

 Total Food, Beverage & Tobacco

 $

 136,417

 Health Care Equipment & Services - 0.6%

 Health Care Supplies - 0.1%

 2,700

 Alere, Inc. *

 $

 70,227

 Managed Health Care - 0.5%

 4,200

 Cigna Corp.

 $

 206,850

 3,640

 UnitedHealth Group, Inc.

 214,542

 $

 421,392

 Total Health Care Equipment & Services

 $

 491,619

 Pharmaceuticals, Biotechnology & Life Sciences - 1.5%

 Life Sciences Tools & Services - 1.5%

 3,615

 Bio-Rad Laboratories, Inc. *

 $

 374,839

 8,230

 Thermo Fisher Scientific, Inc.

 464,007

 4,215

 Waters Corp. *

 390,562

 $

 1,229,408

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,229,408

 Diversified Financials - 0.1%

 Asset Management & Custody Banks - 0.1%

 1,679

 Legg Mason, Inc.

 $

 46,894

 Total Diversified Financials

 $

 46,894

 Software & Services - 0.0%

 Data Processing & Outsourced Services - 0.0%

 952

 Perseus Holdings, Ltd. *

 $

 2,380

 Total Software & Services

 $

 2,380

 Technology Hardware & Equipment - 1.3%

 Communications Equipment - 0.1%

 3,480

 Research In Motion, Ltd. *

 $

 51,191

 Computer Storage & Peripherals - 0.2%

 20,530

 OCZ Technology Group, Inc. *

 $

 143,299

 Electronic Equipment Manufacturers - 0.3%

 5,993

 Itron, Inc. *

 $

 272,142

 Electronic Manufacturing Services - 0.3%

 7,500

 TE Connectivity, Ltd.

 $

 275,625

 Technology Distributors - 0.4%

 2,500

 Arrow Electronics, Inc. *

 $

 104,925

 12,500

 Ingram Micro, Inc. *

 232,000

 $

 336,925

 Total Technology Hardware & Equipment

 $

 1,079,182

 Semiconductors & Semiconductor Equipment - 0.4%

 Semiconductors - 0.4%

 42,000

 PMC - Sierra, Inc. *

 $

 303,660

 Total Semiconductors & Semiconductor Equipment

 $

 303,660

 Telecommunication Services - 0.4%

 Integrated Telecommunication Services - 0.4%

 25,476

 Windstream Corp.

 $

 298,324

 Total Telecommunication Services

 $

 298,324

 Utilities - 0.1%

 Multi-Utilities - 0.1%

 3,827

 CMS Energy Corp.

 $

 84,194

 Total Utilities

 $

 84,194

 TOTAL COMMON STOCKS

 (Cost $7,901,867)

 $

 10,911,075

 Principal Amount ($)

 ASSET BACKED SECURITIES - 0.1%

 Banks - 0.1%

 Thrifts & Mortgage Finance - 0.1%

 80,000

 0.69

 CCC/B2

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 1/25/47

 $

 28,782

 23,168

 BBB/NR

 Mid-State Trust, 7.0%, 12/15/45 (144A)

 23,417

 $

 52,199

 Total Banks

 $

 52,199

 TOTAL ASSET BACKED SECURITIES

 (Cost $60,259)

 $

 52,199

 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%

 Banks - 0.5%

 Thrifts & Mortgage Finance - 0.5%

 450,000

 BB/B1

 Timberstar Trust, 7.53%, 10/15/36 (144A)

 $

 417,833

 Total Banks

 $

 417,833

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 28,943

 AAA/NR

 Residential Accredit Loans, Inc., 6.0%, 10/25/34

 $

 29,266

 Total Diversified Financials

 $

 29,266

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $483,223)

 $

 447,099

 CORPORATE BONDS - 48.0%

 Energy - 8.0%

 Oil & Gas Drilling - 1.3%

 350,000

 BB/Ba3

 Atwood Oceanics, Inc., 6.5%, 2/1/20

 $

 367,500

 400,000

 B-/B3

 Offshore Group Investments, Ltd., 11.5%, 8/1/15

 440,000

 220,000

 B/B3

 Pioneer Drilling Co., 9.875%, 3/15/18 (144A)

 233,200

 $

 1,040,700

 Oil & Gas Equipment & Services - 0.7%

 101,000

 B+/B1

 American Petroleum Tankers Parent LLC, 10.25%, 5/1/15

 $

 105,671

 415,000

 B-/B3

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)

 399,438

 75,000

 CCC+/Caa2

 Green Field Energy Services, Inc., 13.0%, 11/15/16 (144A)

 73,500

 $

 578,609

 Oil & Gas Exploration & Production - 4.6%

 800,000

 B/B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 $

 842,000

 245,000

 BB+/Ba3

 Chesapeake Energy Corp., 6.775%, 3/15/19

 243,162

 100,000

 BB+/Ba1

 Cimarex Energy Co., 5.875%, 5/1/22

 101,250

 160,000

 B/B2

 Comstock Resources, Inc., 7.75%, 4/1/19

 148,800

 150,000

 B-/Caa1

 Kodiak Oil & Gas Corp., 8.125%, 12/1/19 (144A)

 158,625

 400,000

 B/B2

 Linn Energy LLC, 6.25%, 11/1/19 (144A)

 388,000

 80,000

 B/Caa1

 Oasis Petroleum, Inc., 6.5%, 11/1/21

 80,400

 190,000

 B/B3

 Penn Virginia Corp., 7.25%, 4/15/19

 163,400

 95,000

 CCC+/Caa1

 PetroBakken Energy, Ltd., 8.625%, 2/1/20 (144A)

 99,038

 125,000

 B/B1

 Samson Investment Co., 9.75%, 2/15/20 (144A)

 126,562

 240,000

 B-/B3

 SandRidge Energy, Inc., 8.0%, 6/1/18 (144A)

 244,800

 85,000

 BB/B1

 SM Energy Co., 6.5%, 11/15/21

 90,525

 870,000

 B+/B3

 Swift Energy Co., 7.875%, 3/1/22 (144A)

 896,100

 100,000

 B-/Caa1

 Vanguard Natural Resources LLC, 7.875%, 4/1/20

 99,274

 $

 3,681,936

 Oil & Gas Refining & Marketing - 0.2%

 175,000

 BB/Ba2

 Coffeyville Resources LLC, 9.0%, 4/1/15 (144A)

 $

 187,250

 Oil & Gas Storage & Transportation - 0.7%

 405,000

 7.00

 BB+/Baa3

 Enterprise Products Operating LLC, Floating Rate Note, 6/1/67

 $

 405,000

 150,000

 BB-/B1

 Holly Energy Partners LP, 6.5%, 3/1/20 (144A)

 152,250

 $

 557,250

 Coal & Consumable Fuels - 0.5%

 50,000

 B+/B1

 Arch Coal, Inc., 7.0%, 6/15/19 (144A)

 $

 46,125

 350,000

 B+/B1

 Arch Coal, Inc., 7.25%, 6/15/21 (144A)

 322,875

 $

 369,000

 Total Energy

 $

 6,414,745

 Materials - 7.1%

 Commodity Chemicals - 0.8%

 400,000

 CCC+/B3

 Hexion US Finance Corp., 8.875%, 2/1/18

 $

 414,000

 200,000

 BB/B1

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 209,500

 $

 623,500

 Diversified Chemicals - 1.0%

 225,000

 B/Ba3

 Ineos Finance Plc, 9.0%, 5/15/15 (144A)

 $

 238,781

 535,000

 BB+/Ba2

 LyondellBasell Industries NV, 5.0%, 4/15/19 (144A)

 535,000

 $

 773,781

 Specialty Chemicals - 1.8%

 1,415,000

 BB/Ba2

 Nova Chemicals Corp., 7.875%, 9/15/25

 $

 1,414,986

 Construction Materials - 0.3%

 220,000

 CC/Caa3

 AGY Holding Corp., 11.0%, 11/15/14

 $

 88,000

 190,000

 B-/Caa2

 Texas Industries, Inc., 9.25%, 8/15/20

 182,400

 $

 270,400

 Metal & Glass Containers - 1.0%

 765,000

 BB-/B1

 Crown Cork & Seal Co, Inc., 7.375%, 12/15/26

 $

 810,900

 Paper Packaging - 0.4%

 285,000

 B/B3

 Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)

 $

 299,250

 Aluminum - 0.0%

 988

 B-/B3

 Noranda Aluminum Acquisition Corp., 4.659%, 5/15/15 (PIK)

 $

 953

 Steel - 1.6%

 755,000

 CCC+/Caa2

 Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)

 $

 687,050

 250,000

 B+/B3

 AM Castle & Co., 12.75%, 12/15/16 (144A)

 270,625

 200,000

 BB/B2

 APERAM , 7.375%, 4/1/16 (144A)

 195,500

 130,000

 B/B3

 JMC Steel Group, 8.25%, 3/15/18 (144A)

 135,200

 $

 1,288,375

 Forest Products - 0.2%

 235,000

 B-/B3

 Millar Western Forest Products, Ltd., 8.5%, 4/1/21 (144A)

 $

 186,238

 Total Materials

 $

 5,668,383

 Capital Goods - 5.6%

 Aerospace & Defense - 0.7%

 200,000

 B/B3

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $

 209,000

 383,000

 B-/B2

 DynCorp International, Inc., 10.375%, 7/1/17

 332,731

 $

 541,731

 Building Products - 0.3%

 200,000

 BB+/Ba3

 Building Materials Corp of America, 6.75%, 5/1/21 (144A)

 $

 212,250

 Construction & Engineering - 1.0%

 560,000

 CCC+/Caa2

 Mueller Water Products, Inc., 7.375%, 6/1/17

 $

 551,600

 345,000

 CCC/Caa3

 New Enterprise Stone & Lime Co, Inc., 11.0%, 9/1/18

 286,350

 $

 837,950

 Electrical Components & Equipment - 1.3%

 400,000

 B+/Ba2

 Belden, Inc., 7.0%, 3/15/17

 $

 412,500

 350,000

 B/B3

 Coleman Cable, Inc., 9.0%, 2/15/18

 368,375

 235,000

 B+/Ba3

 General Cable Corp., 7.125%, 4/1/17

 242,050

 $

 1,022,925

 Industrial Conglomerates - 0.4%

 90,000

 B/B2

 JB Poindexter & Co, Inc., 9.0%, 4/1/22 (144A)

 $

 92,588

 200,000

 CCC+/B3

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 206,000

 $

 298,588

 Industrial Machinery - 0.5%

 85,000

 B/B3

 UR Financing Escrow Corp., 7.375%, 5/15/20 (144A)

 $

 86,912

 210,000

 B/B3

 UR Financing Escrow Corp., 7.625%, 4/15/22 (144A)

 215,775

 85,000

 B/B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

 73,738

 $

 376,425

 Trading Companies & Distributors - 1.5%

 100,000

 BB+/Ba3

 Aircastle Ltd., 7.625%, 4/15/20 (144A)

 $

 100,000

 1,100,000

 B/B1

 WESCO Distribution, Inc., 7.5%, 10/15/17

 1,122,000

 $

 1,222,000

 Total Capital Goods

 $

 4,511,869

 Commercial Services & Supplies - 0.1%

 Diversified Support Services - 0.1%

 100,000

 B+/B1

 Iron Mountain, Inc., 7.75%, 10/1/19

 $

 109,250

 $

 109,250

 Total Commercial Services & Supplies

 $

 109,250

 Transportation - 0.5%

 Air Freight & Logistics - 0.4%

 100,000

 B-/Caa1

 CEVA Group Plc, 11.5%, 4/1/18 (144A)

 $

 99,000

 210,000

 B-/B3

 CEVA Group Plc, 11.625%, 10/1/16 (144A)

 222,600

 $

 321,600

 Airlines - 0.1%

 59,508

 BB/Ba2

 Continental Airlines 1997-4 Class B Pass Through Trust, 6.9%, 1/2/17

 $

 59,508

 Total Transportation

 $

 381,108

 Automobiles & Components - 0.7%

 Auto Parts & Equipment - 0.2%

 200,000

 B+/B2

 Pittsburgh Glass Works LLC, 8.5%, 4/15/16 (144A)

 $

 199,000

 Tires & Rubber - 0.1%

 85,000

 B+/B1

 The Goodyear Tire & Rubber Co., 7.0%, 5/15/22

 $

 82,662

 Automobile Manufacturers - 0.4%

 115,000

 B/B2

 Chrysler Group LLC, 8.0%, 6/15/19

 $

 115,575

 200,000

 B/B2

 Chrysler Group LLC, 8.25%, 6/15/21

 202,000

 $

 317,575

 Total Automobiles & Components

 $

 599,237

 Consumer Durables & Apparel - 2.9%

 Homebuilding - 0.8%

 365,000

 CCC/Caa3

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $

 318,919

 150,000

 B/B2

 KB Home, 8.0%, 3/15/20

 148,500

 115,000

 B+/B1

 Meritage Homes Corp., 7.0%, 4/1/22 (144A)

 115,288

 $

 582,707

 Housewares & Specialties - 2.1%

 225,000

 B-/Caa1

 Reynolds Group Issuer, Inc., 8.25%, 2/15/21 (144A)

 $

 211,500

 350,000

 B-/Caa1

 Reynolds Group Issuer, Inc., 9.25%, 5/15/18 (144A)

 349,125

 135,000

 B-/Caa1

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19 (144A)

 138,038

 685,000

 CCC+/B3

 Yankee Candle Co, Inc., 9.75%, 2/15/17

 710,688

 285,000

 CCC+/Caa1

 YCC Holdings LLC, 10.25%, 2/15/16 (PIK)

 290,344

 $

 1,699,695

 Total Consumer Durables & Apparel

 $

 2,282,402

 Consumer Services - 0.7%

 Casinos & Gaming - 0.1%

 1,335,000

 NR/WR

 Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144A) (e)

 $

 93,450

 Restaurants - 0.4%

 480,000

 CCC+/Caa1

 Burger King Capital Holdings LLC, 0.0%, 4/15/19 (Step) (144A)

 $

 343,800

 Education Services - 0.2%

 130,000

 B-/B2

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 126,425

 Total Consumer Services

 $

 563,675

 Media - 2.3%

 Broadcasting - 2.3%

 250,000

 BB-/B1

 CCO Holdings LLC, 6.5%, 4/30/21

 $

 258,750

 223,653

 CCC+/Caa3

 Intelsat Luxembourg SA, 11.5%, 2/4/17

 232,599

 340,000

 CCC+/Caa3

 Intelsat Luxembourg SA, 11.5%, 2/4/17 (144A) (PIK)

 350,200

 160,000

 B-/B3

 Telesat Canada, 11.0%, 11/1/15

 170,800

 275,000

 B-/B3

 Telesat Canada, 12.5%, 11/1/17

 307,312

 535,000

 B+/B2

 Univision Communications, Inc., 6.875%, 5/15/19 (144A)

 542,356

 $

 1,862,017

 Total Media

 $

 1,862,017

 Retailing - 0.2%

 Apparel Retail - 0.2%

 200,000

 B/B3

 Brown Shoe Co, Inc., 7.125%, 5/15/19

 $

 196,000

 Total Retailing

 $

 196,000

 Food, Beverage & Tobacco - 1.6%

 Packaged Foods & Meats - 0.6%

 170,000

 CCC+/B3

 Del Monte Corp., 7.625%, 2/15/19

 $

 169,150

 310,000

 B-/Caa1

 Pilgrim's Pride Corp., 7.875%, 12/15/18

 309,225

 $

 478,375

 Tobacco - 1.0%

 770,000

 B/B2

 Alliance One International, Inc., 10.0%, 7/15/16

 $

 773,850

 Total Food, Beverage & Tobacco

 $

 1,252,225

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 75,000

 NR/Caa1

 Monitronics International, Inc., 9.125%, 4/1/20 (144A)

 $

 75,938

 Total Household & Personal Products

 $

 75,938

 Health Care Equipment & Services - 5.9%

 Health Care Equipment - 0.4%

 300,000

 B+/B2

 Physio-Control International, Inc., 9.875%, 1/15/19 (144A)

 $

 315,000

 Health Care Services - 1.8%

 200,000

 B-/Caa1

 BioScrip, Inc., 10.25%, 10/1/15

 $

 216,500

 325,000

 CCC/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 303,062

 410,000

 CCC+/Caa1

 Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)

 409,488

 518,225

 CCC+/B3

 Surgical Care Affiliates, Inc., 8.875%, 7/15/15 (144A) (PIK)

 520,816

 $

 1,449,866

 Health Care Facilities - 3.4%

 100,000

 NR/NR

 Aviv Healthcare Properties LP, 7.75%, 2/15/19 (144A)

 $

 101,750

 350,000

 B/B3

 Capella Healthcare, Inc., 9.25%, 7/1/17

 358,750

 750,000

 B/B3

 CHS , 8.0%, 11/15/19 (144A)

 774,375

 100,000

 B-/B3

 Health Management Associates, Inc., 7.375%, 1/15/20 (144A)

 102,000

 450,000

 B-/B3

 Kindred Healthcare, Inc., 8.25%, 6/1/19

 392,062

 405,000

 BB-/B1

 Tenet Healthcare Corp., 6.25%, 11/1/18 (144A)

 418,162

 100,000

 CCC+/NR

 USPI Finance Corp., 9.0%, 4/1/20 (144A)

 103,000

 125,000

 B-/B3

 Vanguard Health Holding Co II LLC, 7.75%, 2/1/19

 124,375

 330,000

 B-/B3

 Vanguard Health Holding Co II LLC, 7.75%, 2/1/19 (144A)

 328,350

 8,000

 CCC+/Caa1

 Vanguard Health Systems, Inc., 2/1/16

 5,280

 $

 2,708,104

 Managed Health Care - 0.3%

 255,000

 BB+/Ba3

 AMERIGROUP Corp., 7.5%, 11/15/19

 $

 279,225

 Total Health Care Equipment & Services

 $

 4,752,195

 Pharmaceuticals, Biotechnology & Life Sciences - 0.5%

 Biotechnology - 0.4%

 393,000

 B+/Caa1

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 $

 352,718

 Life Sciences Tools & Services - 0.1%

 70,762

 9.50

 B/Caa1

 Catalent Pharma Solutions, Inc., Floating Rate Note, 4/15/15

 $

 72,708

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 425,426

 Diversified Financials - 0.5%

 Specialized Finance - 0.3%

 195,000

 B+/B2

 National Money Mart Co., 10.375%, 12/15/16

 $

 215,475

 Asset Management & Custody Banks - 0.2%

 200,000

 BB+/Ba1

 Neuberger Berman Group LLC, 5.875%, 3/15/22 (144A)

 $

 201,500

 Total Diversified Financials

 $

 416,975

 Insurance - 2.5%

 Insurance Brokers - 1.5%

 630,000

 CCC/Caa2

 Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A)

 $

 660,712

 390,000

 CCC+/Caa2

 HUB International Holdings, Inc., 10.25%, 6/15/15 (144A)

 402,188

 150,000

 4.38

 CCC/Caa1

 USI Holdings Corp., Floating Rate Note, 11/15/14 (144A)

 140,250

 $

 1,203,150

 Multi-line Insurance - 0.7%

 625,000

 7.00

 BB/Baa3

 Liberty Mutual Group, Inc., Floating Rate Note, 3/15/37 (144A)

 $

 562,500

 Reinsurance - 0.3%

 250,000

 5.75

 BB/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)

 $

 245,125

 Total Insurance

 $

 2,010,775

 Real Estate - 1.0%

 Diversified REIT's - 0.4%

 375,000

 B+/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $

 337,500

 Real Estate Operating Companies - 0.6%

 410,000

 B-/B3

 Forest City Enterprises, Inc., 6.5%, 2/1/17

 $

 386,425

 60,000

 B-/B3

 Forest City Enterprises, Inc., 7.625%, 6/1/15

 59,250

 $

 445,675

 Total Real Estate

 $

 783,175

 Software & Services - 1.5%

 IT Consulting & Other Services - 0.4%

 360,000

 5.38

 CCC-/Caa2

 NCO Group, Inc., Floating Rate Note, 11/15/13

 $

 358,200

 Data Processing & Outsourced Services - 0.3%

 89,000

 B-/Caa1

 First Data Corp., 12.625%, 1/15/21

 $

 89,222

 50,000

 B+/B1

 First Data Corp., 7.375%, 6/15/19 (144A)

 50,938

 89,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 86,998

 $

 227,158

 Application Software - 0.4%

 327,000

 B/B3

 Allen Systems Group, Inc., 10.5%, 11/15/16 (144A)

 $

 281,220

 Systems Software - 0.4%

 372,721

 NR/NR

 Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A) (PIK)

 $

 344,767

 Total Software & Services

 $

 1,211,345

 Technology Hardware & Equipment - 0.7%

 Communications Equipment - 0.7%

 500,000

 B/B3

 CommScope, Inc., 8.25%, 1/15/19 (144A)

 $

 532,500

 50,000

 B+/B1

 Viasat, Inc., 6.875%, 6/15/20 (144A)

 51,250

 $

 583,750

 Total Technology Hardware & Equipment

 $

 583,750

 Telecommunication Services - 4.0%

 Alternative Carriers - 0.6%

 425,000

 BB-/WR

 PAETEC Holding Corp., 8.875%, 6/30/17

 $

 461,125

 Integrated Telecommunication Services - 3.1%

 250,000

 B/B1

 Cincinnati Bell, Inc., 8.25%, 10/15/17

 $

 255,312

 480,000

 B/B1

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 482,400

 731,000

 BB/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 771,205

 405,000

 B+/NR

 Windstream Corp., 7.5%, 6/1/22

 423,225

 500,000

 B+/Ba3

 Windstream Corp., 7.75%, 10/15/20

 535,000

 $

 2,467,142

 Wireless Telecommunication Services - 0.3%

 225,000

 B/B3

 Intelsat Jackson Holdings SA, 7.25%, 4/1/19

 $

 236,531

 180,000

 NA/NR

 Interdigital, Inc., 2.5%, 3/15/16

 180,450

 $

 416,981

 Total Telecommunication Services

 $

 3,345,248

 Utilities - 1.5%

 Electric Utilities - 0.2%

 450,000

 CC/Caa3

 Texas Competitive Electric Holdings Co LLC, 15.0%, 4/1/21

 $

 166,500

 Independent Power Producers & Energy Traders - 1.3%

 465,000

 BB-/Ba3

 Intergen NV, 9.0%, 6/30/17 (144A)

 $

 489,412

 555,000

 BB-/B1

 NRG Energy, Inc., 7.625%, 5/15/19

 535,575

 $

 1,024,987

 Total Utilities

 $

 1,191,487

 Government - 0.0%

 Municipal Environment - 0.0%

 100,000

 10.36

 NR/NR

 Ohio Air Quality Development Authority, Floating Rate Note, 6/8/22 (144A) (f)

 $

 10,470

 Total Government

 $

 10,470

 TOTAL CORPORATE BONDS

 (Cost $39,500,431)

 $

 38,647,695

 SENIOR FLOATING RATE LOAN INTERESTS - 6.3%

 Energy - 0.7%

 Oil & Gas Equipment & Services - 0.1%

 91,885

 0.00

 B+/B2

 Frac Tech Services LLC, Term Loan, 4/19/16

 $

 91,712

 Oil & Gas Exploration & Production - 0.6%

 450,000

 0.00

 B/B3

 SandRidge Energy, Inc., 2/1/13

 $

 450,000

 Total Energy

 $

 541,712

 Automobiles & Components - 1.1%

 Auto Parts & Equipment - 0.3%

 248,121

 0.00

 B+/B2

 HHI Holdings LLC, Loan, 3/9/17

 $

 249,362

 Tires & Rubber - 0.3%

 245,000

 0.00

 BB/Ba1

 The Goodyear Tire & Rubber Co., Loan (Second Lien), 4/30/14

 $

 244,643

 Automobile Manufacturers - 0.5%

 387,075

 0.00

 BB/Ba2

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 393,879

 Total Automobiles & Components

 $

 887,884

 Consumer Durables & Apparel - 0.1%

 Housewares & Specialties - 0.1%

 70,000

 0.00

 B+/B1

 Yankee Candle Co, Inc., 3/2/19

 $

 70,365

 Total Consumer Durables & Apparel

 $

 70,365

 Consumer Services - 0.2%

 Specialized Consumer Services - 0.2%

 190,000

 0.00

 NR/Ba3

 Ascent Capital Group, Inc., Term Loan B, 3/6/18

 $

 190,396

 Total Consumer Services

 $

 190,396

 Media - 0.5%

 Broadcasting - 0.1%

 50,000

 0.00

 B+/B2

 Univision Communications, Inc., Extended First-Lien Term Loan, 3/29/17

 $

 46,465

 Cable & Satellite - 0.4%

 351,510

 0.00

 B-/B1

 WideOpenWest LLC, Series A New Term Loan, 6/18/14

 $

 352,828

 Total Media

 $

 399,293

 Food, Beverage & Tobacco - 0.6%

 Packaged Foods & Meats - 0.6%

 493,750

 0.00

 B+/B1

 Pierre Foods, Inc., Loan (First Lien), 9/30/16

 $

 494,367

 Total Food, Beverage & Tobacco

 $

 494,367

 Health Care Equipment & Services - 1.1%

 Health Care Services - 0.7%

 339,224

 0.00

 B/B1

 Gentiva Health Services, Inc., Term B1 Term Loan, 2/22/16

 $

 325,973

 78,684

 0.00

 B+/B1

 NAMM Holdings, Inc., NAMM Term Loan, 4/1/14

 78,815

 180,556

 0.00

 B+/Ba1

 Sun Healthcare Group, Inc., Term Loan, 10/18/16

 174,236

 $

 579,024

 Managed Health Care - 0.1%

 78,684

 0.00

 NR/B1

 MMM Holdings, Inc., MMM Term Loan, 4/14/15

 $

 78,815

 Health Care Technology - 0.3%

 25,510

 0.00

 B/NR

 Physician Oncology Services LP, Delayed Draw Term Loan, 1/31/17

 $

 24,617

 209,980

 0.00

 B/B2

 Physician Oncology Services LP, Effective Date Term Loan, 2/10/17

 202,631

 $

 227,248

 Total Health Care Equipment & Services

 $

 885,087

 Pharmaceuticals, Biotechnology & Life Sciences - 0.2%

 Biotechnology - 0.2%

 198,356

 0.00

 BB-/NR

 Grifols, Inc., New U.S. Tranche B Term Loan, 6/4/17

 $

 198,418

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 198,418

 Diversified Financials - 0.2%

 Other Diversified Financial Services - 0.1%

 125,000

 0.00

 NR/Ba2

 WorldPay , Facility B2A, 8/6/17

 $

 124,785

 Consumer Finance - 0.1%

 50,000

 0.00

 CCC+/B2

 Springleaf Finance Corp., Initial Loan, 5/28/17

 $

 46,156

 Total Diversified Financials

 $

 170,941

 Insurance - 0.5%

 Insurance Brokers - 0.5%

 268,125

 0.00

 B/B1

 HUB International Holdings, Inc., Additional Term Loan, 6/13/14

 $

 268,712

 97,500

 0.00

 B/B1

 USI Holdings Corp., Series C New Term Loan, 5/5/14

 98,280

 $

 366,992

 Total Insurance

 $

 366,992

 Software & Services - 0.1%

 Application Software - 0.1%

 50,000

 0.00

 B+/B1

 Vertafore, Inc., Term Loan (First Lien), 7/31/16

 $

 49,792

 Total Software & Services

 $

 49,792

 Technology Hardware & Equipment - 0.3%

 Electronic Components - 0.3%

 215,700

 0.00

 BB+/Ba2

 Flextronics Semiconductor, Ltd., A Closing Date Loan, 10/1/14

 $

 214,082

 19,871

 0.00

 BB+/Ba2

 Flextronics Semiconductor, Ltd., A-1-A Delayed Draw Loan, 10/1/14

 19,722

 $

 233,804

 Total Technology Hardware & Equipment

 $

 233,804

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductor Equipment - 0.3%

 226,336

 0.00

 BB-/B1

 Aeroflex, Inc., Tranche B Term Loan, 4/25/18

 $

 221,847

 Total Semiconductors & Semiconductor Equipment

 $

 221,847

 Telecommunication Services - 0.1%

 Wireless Telecommunication Services - 0.1%

 110,000

 0.00

 B/B3

 Intelsat Jackson Holdings SA, Term Loan (Unsecured), 2/1/14

 $

 108,350

 Total Telecommunication Services

 $

 108,350

 Utilities - 0.3%

 Electric Utilities - 0.3%

 478,222

 0.00

 CCC/B2

 Texas Competitive Electric Holdings Co LLC, 2017 Term Loan (Extending), 10/10/17

 $

 267,057

 Total Utilities

 $

 267,057

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $5,136,841)

 $

 5,086,305

 Shares

 RIGHTS / WARRANTS - 0.0%

 Energy - 0.0%

 Oil & Gas Equipment & Services - 0.0%

 75

 Green Field Energy Services, Inc. (144A)

 $

 4,950

 Total Energy

 $

 4,950

 TOTAL RIGHTS / WARRANTS

 (Cost $3,000)

 $

 4,950

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 5.6%

 Repurchase Agreements - 5.6%

 4,470,000

 NR/Aaa

 JPMorgan, Inc., 0.13%, dated 3/30/12, repurchase price of $4,470,001 plus accrued interest on 4/2/12 collateralized by $4,559,423 Federal

 National Mortgage Association (ARM), 0.76-5.996%, 6/1/17-4/1/42

 $

 4,470,001

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $4,470,000)

 $

 4,470,001

 TOTAL INVESTMENT IN SECURITIES - 99.8%

 (Cost $75,341,357) (a)

 $

 80,118,417

 OTHER ASSETS & LIABILITIES - 0.2%

 $

 (50,879)

 TOTAL NET ASSETS - 100.0%

 $

 80,067,538

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2012, the value of these securities amounted to $19,841,229 or 24.8% of total net assets.

 (a)

 At March 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $75,699,483 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

     10,214,580

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

      (5,795,646)

 Net unrealized gain

 $

       4,418,934

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security is in default and is non-income producing.

 (d)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (e)

 Security is in default and is non-income producing.

 (f)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).  See Notes to Financial Statements - Note 1A.

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 31, 2012, in valuing the Portfolio's assets:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$ -	$ 17,008,917	$ 193,004	$ 17,201,921
Preferred Stocks	239,188	8,750	-	247,938
Convertible Preferred Stocks	2,301,275	747,959	-	3,049,234
Common Stocks	10,797,715	2,380	110,980	10,911,075
Asset Backed Securities	-	52,199	-	52,199
Collateralized Mortgage Obligations	-	447,099	-	447,099
Corporate Bonds	-	38,637,225	10,470	38,647,695
Municipal Bonds	-	-	-	-
Senior Floating Rate Loan Interests	-	5,086,305	-	5,086,305
Rights/Warrants	-	4,950	-	4,950
Temporary Cash Investments	-	4,470,001	-	4,470,001
Total	$ 13,338,178	$ 66,465,785	$ 314,454	$ 80,118,417

Other Financial Instruments*	$ -	$ 67,321	-	$ 67,321
* Other financial instruments include credit default swaps.

Following is a reconciliation of assets using significant unobservable inputs (Level 3):

		Common Stocks	Corporate Bonds	Convertible Corporate Bonds	Total
	Balance as of 12/31/11	$110,980	$150,979	$-	$261,959
	Realized gain (loss)1	-	-	(15,908)	(15,908)
	Change in unrealized appreciation (depreciation)2	-	-	(63,637)	(63,637)
	Net purchases (sales)	-	-	(19,007)	(19,007)
	Transfers in and out of Level 3*	-	-	291,556	291,556
	Balance as of 3/30/12	$110,980	$150,979	$193,004	$454,963

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.
2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.
*	Transfers are calculated on the beginning of period values.

		Pioneer Emerging Markets VCT Portfolio
		Schedule of Investments 3/31/12 (unaudited)

	Shares		Value
		PREFERRED STOCKS - 7.4%
		Energy - 1.6%
		Integrated Oil & Gas - 1.6%
	124,518	Petroleo Brasileiro SA	$1,593,759
		Total Energy	$1,593,759
		Food, Beverage & Tobacco - 2.9%
		Brewers - 2.9%
	72,805	Cia de Bebidas das Americas	$3,015,084
		Total Food, Beverage & Tobacco	$3,015,084
		Banks - 2.5%
		Diversified Banks - 2.5%
	147,086	Banco Bradesco SA	$2,571,163
		Total Banks	$2,571,163
		Utilities - 0.4%
		Electric Utilities - 0.4%
	19,135	Cia Paranaense de Energia	$448,403
		Total Utilities	$448,403
		TOTAL PREFERRED STOCKS
		(Cost $6,437,825)	$7,628,409

		COMMON STOCKS - 83.5%
		Energy - 11.0%
		Integrated Oil & Gas - 7.4%
	12,095	Ecopetrol SA (A.D.R.)	$738,884
	179,661	Gazprom OAO (A.D.R.)	2,222,407
	15,999	Lukoil OAO (A.D.R.)	965,067
	584,000	PetroChina Co, Ltd.	821,027
	175,479	Petroleo Brasileiro SA	2,337,411
	53,220	Surgutneftegas OJSC (A.D.R.)	521,844
			$7,606,640
		Oil & Gas Exploration & Production - 1.3%
	656,000	CNOOC, Ltd.	$1,341,334
		Oil & Gas Refining & Marketing - 0.3%
	3,090	S-Oil Corp.	$306,226
		Oil & Gas Storage & Transportation - 1.0%
	92,066	Petronet LNG, Ltd.	$302,469
	29,609	Ultrapar Participacoes SA	649,213
			$951,682
		Coal & Consumable Fuels - 1.0%
	250,000	China Shenhua Energy Co, Ltd.	$1,053,951
		Total Energy	$11,259,833
		Materials - 9.5%
		Commodity Chemicals - 0.6%
	1,798	LG Chem, Ltd.	$588,556
		Fertilizers & Agricultural Chemicals - 1.4%
	15,591	Sociedad Quimica y Minera de Chile SA (A.D.R.)	$914,724
	194,000	Taiwan Fertilizer Co, Ltd.	502,399
			$1,417,123
		Construction Materials - 0.9%
	216,000	China National Building Material Co, Ltd.	$272,317
	347,300	Indocement Tunggal Prakarsa Tbk PT	700,477
			$972,794
		Diversified Metals & Mining - 2.3%
	93,077	Exxaro Resources, Ltd.	$2,416,811
		Gold - 1.3%
	11,798	AngloGold Ashanti, Ltd.	$436,204
	64,357	IAMGOLD Corp.	855,305
			$1,291,509
		Precious Metals & Minerals - 0.7%
	26,354	Fresnillo Plc	$675,173
		Steel - 2.3%
	2,347	POSCO	$790,088
	69,459	Vale SA (A.D.R.)	1,576,025
			$2,366,113
		Total Materials	$9,728,079
		Capital Goods - 2.4%
		Construction & Engineering - 0.9%
	16,376	Doosan Heavy Industries & Construction Co, Ltd.	$923,766
		Construction & Farm Machinery & Heavy Trucks - 1.5%
	5,287	Hyundai Heavy Industries Co, Ltd.	$1,505,003
		Total Capital Goods	$2,428,769
		Transportation - 1.2%
		Airlines - 1.2%
	350,800	AirAsia BHD	$395,171
	11,112	Copa Holdings SA	880,070
			$1,275,241
		Total Transportation	$1,275,241
		Automobiles & Components - 2.2%
		Auto Parts & Equipment - 0.5%
	2,003	Hyundai Mobis	$511,296
		Automobile Manufacturers - 1.2%
	6,251	Hyundai Motor Co.	$1,299,022
		Motorcycle Manufacturers - 0.5%
	14,666	Bajaj Auto, Ltd.	$485,950
		Total Automobiles & Components	$2,296,268
		Consumer Durables & Apparel - 0.4%
		Homebuilding - 0.4%
	122,092	PDG Realty SA Empreendimentos e Participacoes	$422,299
		Total Consumer Durables & Apparel	$422,299
		Consumer Services - 1.1%
		Casinos & Gaming - 1.1%
	87,200	Melco Crown Entertainment, Ltd. (A.D.R.) *	$1,186,792
		Total Consumer Services	$1,186,792
		Media - 1.1%
		Cable & Satellite - 1.1%
	19,411	Naspers, Ltd.	$1,094,519
		Total Media	$1,094,519
		Retailing - 1.6%
		Apparel Retail - 1.6%
	24,811	Cia Hering	$641,253
	80,245	Mr Price Group, Ltd.	989,808
			$1,631,061
		Total Retailing	$1,631,061
		Food & Staples Retailing - 1.8%
		Food Retail - 1.3%
	44,113	Magnit OJSC (G.D.R.)	$1,286,414
		Hypermarkets & Super Centers - 0.5%
	158,109	Wal-Mart de Mexico SAB de CV	$529,786
		Total Food & Staples Retailing	$1,816,200
		Food, Beverage & Tobacco - 6.9%
		Soft Drinks - 3.3%
	41,566	Fomento Economico Mexicano SAB de CV (A.D.R.)	$3,419,635
		Packaged Foods & Meats - 1.6%
	425,300	Charoen Pokphand Foods PCL	$513,864
	15,673	Tiger Brands, Ltd.	552,705
	473,000	Want Want China Holdings, Ltd.	528,815
			$1,595,384
		Tobacco - 2.0%
	335,431	ITC, Ltd.	$1,491,784
	7,730	KT&G Corp.	547,844
			$2,039,628
		Total Food, Beverage & Tobacco	$7,054,647
		Health Care Equipment & Services - 0.6%
		Health Care Facilities - 0.6%
	188,152	Life Healthcare Group Holdings, Ltd.	$615,351
		Total Health Care Equipment & Services	$615,351
		Banks - 13.8%
		Diversified Banks - 13.8%
	351,000	Bank Mandiri Persero Tbk PT	$262,823
	597,000	Bank Negara Indonesia Persero Tbk PT	261,044
	2,384,000	Bank of China, Ltd.	963,062
	1,302,000	Bank of Communications Co, Ltd.	986,699
	1,910,000	China Construction Bank Corp.	1,475,171
	43,438	Erste Group Bank AG	999,691
	8,180	Hana Financial Group, Inc.	308,842
	54,981	HDFC Bank, Ltd.	558,027
	72,559	ICICI Bank, Ltd.	1,262,611
	960,000	Industrial & Commercial Bank of China	620,960
	133,874	Itau Unibanco Holding SA (A.D.R.)	2,569,042
	289,500	Malayan Banking Bhd	838,579
	151,582	Sberbank of Russia (A.D.R.)	1,952,156
	10,430	Shinhan Financial Group Co, Ltd.	403,597
	59,050	Woori Finance Holdings Co, Ltd.	682,747
			$14,145,051
		Total Banks	$14,145,051
		Diversified Financials - 2.6%
		Other Diversified Financial Services - 1.0%
	13,140	KB Financial Group, Inc.	$480,581
	48,004	Kotak Mahindra Bank, Ltd.	518,839
			$999,420
		Investment Banking & Brokerage - 1.6%
	366,000	CITIC Securities Co, Ltd. *	$734,858
	1,890,000	Yuanta Financial Holding Co, Ltd.	983,386
			$1,718,244
		Total Diversified Financials	$2,717,664
		Insurance - 1.2%
		Life & Health Insurance - 1.2%
	150,800	AIA Group, Ltd.	$552,344
	85,000	Ping An Insurance Group Co.	638,403
			$1,190,747
		Total Insurance	$1,190,747
		Real Estate - 2.3%
		Real Estate Operating Companies - 0.5%
	35,772	BR Malls Participacoes SA	$466,489
		Real Estate Development - 1.8%
	446,000	Agile Property Holdings, Ltd.	$516,442
	320,000	China Overseas Land & Investment, Ltd.	607,787
	1,364,000	Evergrande Real Estate Group, Ltd.	733,833
			$1,858,062
		Total Real Estate	$2,324,551
		Software & Services - 2.4%
		Internet Software & Services - 1.6%
	6,500	Baidu, Inc./China (A.D.R.) *	$947,505
	7,980	Mail.ru Group, Ltd. (G.D.R.) *	315,101
	14,600	Tencent Holdings, Ltd.	407,049
			$1,669,655
		IT Consulting & Other Services - 0.8%
	14,900	Infosys, Ltd. (A.D.R.)	$849,747
		Total Software & Services	$2,519,402
		Technology Hardware & Equipment - 3.9%
		Computer Hardware - 1.3%
	1,054,000	Lenovo Group, Ltd.	$945,773
	140,000	Quanta Computer, Inc.	366,583
			$1,312,356
		Electronic Equipment Manufacturers - 0.9%
	62,000	TPK Holding Co, Ltd. *	$1,003,612
		Electronic Manufacturing Services - 1.7%
	444,000	Hon Hai Precision Industry Co, Ltd.	$1,723,249
		Total Technology Hardware & Equipment	$4,039,217
		Semiconductors & Semiconductor Equipment - 8.6%
		Semiconductors - 8.6%
	42,010	Hynix Semiconductor, Inc.	$1,086,870
	4,005	Samsung Electronics Co, Ltd.	4,514,856
	214,630	Taiwan Semiconductor Manufacturing Co, Ltd. (A.D.R.)	3,279,546
			$8,881,272
		Total Semiconductors & Semiconductor Equipment	$8,881,272
		Telecommunication Services - 8.4%
		Integrated Telecommunication Services - 0.3%
	9,441	Telefonica Brasil SA (A.D.R.)	$289,178
		Wireless Telecommunication Services - 8.1%
	65,010	America Movil SAB de CV (A.D.R.)	$1,614,198
	218,000	China Mobile, Ltd.	2,401,598
	9,191	Millicom International Cellular SA	1,042,311
	125,550	Mobile Telesystems OJSC (A.D.R.)	2,302,587
	31,154	Tim Participacoes SA (A.D.R.)	1,005,028
			$8,365,722
		Total Telecommunication Services	$8,654,900
		Utilities - 0.5%
		Electric Utilities - 0.5%
	22,324	Cia Energetica de Minas Gerais (A.D.R.)	$530,865
		Total Utilities	$530,865
		TOTAL COMMON STOCKS
		(Cost $78,208,929)	$85,812,728
	Principal Amount ($)
		CORPORATE BONDS - 0.1%
		Household & Personal Products - 0.1%
		Personal Products - 0.1%
BRL	13,600	Hypermarcas SA, 11.3%, 10/15/18	$52,184
BRL	13,600	Hypermarcas SA, 3.0%, 10/15/15	55,912
			$108,096
		Total Household & Personal Products	$108,096
		TOTAL CORPORATE BONDS
		(Cost $160,066)	$108,096
	Shares
		MUTUAL FUNDS - 1.2%
		Diversified Financials - 1.2%
		Other Diversified Financial Services - 1.2%
	28,769	iShares MSCI Emerging Markets Index Fund	$1,235,341
		Total Diversified Financials	$1,235,341
		TOTAL MUTUAL FUNDS
		(Cost $1,085,588)	$1,235,341

		RIGHTS / WARRANTS - 0.0%
		Household & Personal Products - 0.0%
		Personal Products - 0.0%
	136	Hypermarcas SA, 10/15/15	$0
		Total Household & Personal Products	$0
		TOTAL RIGHTS / WARRANTS
		(Cost $0)	$0

		TOTAL INVESTMENT IN SECURITIES - 92.2%	$94,784,574
		(Cost $85,892,408) (a)
		OTHER ASSETS & LIABILITIES - 7.8%	$7,973,617
		TOTAL NET ASSETS - 100.0%	$102,758,191

	*	Non-income producing security.

	(A.D.R.)	American Depositary Receipts.

	(G.D.R.)	Global Depositary Receipts.

	(a)	At March 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $86,980,871 was as follows:

		Aggregate gross unrealized gain for all investments in which
		there is an excess of value over tax cost	$13,654,625

		Aggregate gross unrealized loss for all investments in which
		there is an excess of tax cost over value	(5,850,922)

		Net unrealized gain	$7,803,703

		Principal amounts are denominated in U.S. Dollars unless otherwise denoted:
	BRL	Brazilian Real

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities using fair value methods are categorized as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Preferred Stocks	$7,628,409	$-	$-	$7,628,409
Common Stocks	19,317,284	67,730,785	-	87,048,069
Corporate Bonds	-	-	108,096	108,096
Total	$26,945,693	$67,730,785	$108,096	$94,784,574

Following is a reconciliation of assets using significant unobservable inputs (Level 3):

Corporate Bonds
	Balance as of 12/31/11	$-
	Realized gain (loss)1	-
	Change in unrealized appreciation (depreciation)2	-
	Net purchases (sales)	108,096
	Transfers in and out of Level 3*	-
	Balance as of 3/30/12	$108,096

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.
2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.
*	Transfers are calculated on the beginning of period values.

				Pioneer Strategic Income VCT Portfolio
				Schedule of Investments 3/31/12

	Principal Amount ($)	Floating Rate (b) (unaudited)	S&P/Moody's Ratings (unaudited)		Value
				CONVERTIBLE CORPORATE BONDS - 4.8%
				Energy - 0.5%
				Oil & Gas Equipment & Services - 0.2%
	77,000		BB/NR	Exterran Holdings, Inc., 4.25%, 6/15/14	$76,808
				Oil & Gas Exploration & Production - 0.2%
	55,000		BB+/Ba3	Chesapeake Energy Corp., 2.5%, 5/15/37	$50,669
				Coal & Consumable Fuels - 0.1%
	62,000		CCC/B2	James River Coal Co., 3.125%, 3/15/18	$29,019
				Total Energy	$156,496
				Materials - 0.4%
				Diversified Metals & Mining - 0.3%
	100,000		BB/NR	Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16	$93,200
				Forest Products - 0.1%
	60,000		NR/NR	Sino-Forest Corp., 4.25%, 12/15/16 (144A) (e)	$14,700
				Total Materials	$107,900
				Capital Goods - 0.6%
				Electrical Components & Equipment - 0.2%
	74,000		B/B2	General Cable Corp., 4.5%, 11/15/29 (Step)	$77,978
				Construction & Farm Machinery & Heavy Trucks - 0.4%
	40,000		NR/NR	Greenbrier Companies, Inc., 3.5%, 4/1/18 (144A)	$38,350
	68,000		B/NR	Navistar International Corp., 3.0%, 10/15/14	74,970
					$113,320
				Total Capital Goods	$191,298
				Transportation - 0.0%
				Marine - 0.0%
	27,818		NR/NR	Horizon Lines, Inc., 6.0%, 4/15/17	$11,962
	7,727		NR/NR	Horizon Lines, Inc., 6.0%, 4/15/17	3,323
					$15,285
				Total Transportation	$15,285
				Health Care Equipment & Services - 0.5%
				Health Care Equipment - 0.3%
	103,000		NR/NR	NuVasive, Inc., 2.75%, 7/1/17	$87,808
				Health Care Services - 0.1%
	34,000		B+/B2	Omnicare, Inc., 3.25%, 12/15/35	$32,682
				Health Care Technology - 0.1%
	50,000		NR/NR	WebMD Health Corp., 2.25%, 3/31/16	$47,614
				Total Health Care Equipment & Services	$168,104
				Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
				Biotechnology - 0.2%
	50,000		NR/NR	PDL BioPharma, Inc., 3.75%, 5/1/15	$52,188
				Total Pharmaceuticals, Biotechnology & Life Sciences	$52,188
				Software & Services - 0.4%
				Application Software - 0.4%
	8,000		NR/NR	Concur Technologies, Inc., 2.5%, 4/15/15 (144A)	$10,190
	50,000		NR/NR	Mentor Graphics Corp., 4.0%, 4/1/31 (144A)	53,875
	45,000		BB-/NR	Nuance Communications, Inc., 2.75%, 11/1/31 (144A)	50,850
					$114,915
				Total Software & Services	$114,915
				Technology Hardware & Equipment - 0.4%
				Computer Storage & Peripherals - 0.1%
	40,000		BB/NR	SanDisk Corp., 1.5%, 8/15/17	$47,350
				Electronic Components - 0.3%
	95,000		BB+/NR	Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)	$80,869
				Total Technology Hardware & Equipment	$128,219
				Semiconductors & Semiconductor Equipment - 1.5%
				Semiconductor Equipment - 0.6%
	50,000		BB+/Baa1	Lam Research Corp., 1.25%, 5/15/18 (144A)	$52,500
	100,000		NR/NR	Novellus Systems, Inc., 2.625%, 5/15/41 (144A)	139,000
					$191,500
				Semiconductors - 0.9%
	150,000		A-/NR	Intel Corp., 2.95%, 12/15/35	$172,500
	30,000		A-/A2	Intel Corp., 3.25%, 8/1/39	42,188
	50,000		NR/NR	JA Solar Holdings Co, Ltd., 4.5%, 5/15/13	44,000
					$258,688
				Total Semiconductors & Semiconductor Equipment	$450,188
				Telecommunication Services - 0.3%
				Integrated Telecommunication Services - 0.3%
	75,000		NR/NR	MasTec, Inc., 4.0%, 6/15/14	$101,531
				Total Telecommunication Services	$101,531
				TOTAL CONVERTIBLE CORPORATE BONDS
				(Cost $1,451,339)	$1,486,124

				PREFERRED STOCKS - 1.0%
				Diversified Financials - 0.7%
				Other Diversified Financial Services - 0.7%
	5,800	7.88	BB/Baa3	Citigroup Capital XIII, Floating Rate Note, 10/30/40	$157,760
	1,950	8.12	CCC/B3	GMAC Capital Trust I, Floating Rate Note, 2/15/40	45,064
					$202,824
				Total Diversified Financials	$202,824
				Telecommunication Services - 0.3%
				Integrated Telecommunication Services - 0.3%
	4,000		BBB-/Baa3	Qwest Corp., 7.375%, 6/1/51	$104,160
				Total Telecommunication Services	$104,160
				TOTAL PREFERRED STOCKS
				(Cost $299,738)	$306,984

				CONVERTIBLE PREFERRED STOCKS - 1.3%
				Automobiles & Components - 0.3%
				Tires & Rubber - 0.3%
	1,885		NR/NR	The Goodyear Tire & Rubber Co., 5.875%, 4/1/14	$78,096
				Total Automobiles & Components	$78,096
				Banks - 0.6%
				Diversified Banks - 0.6%
	165		BBB+/Ba1	Wells Fargo & Co., 7.5%, 12/31/99	$184,256
				Total Banks	$184,256
				Real Estate - 0.4%
				Real Estate Operating Companies - 0.4%
	2,331		CCC+/Caa2	Forest City Enterprises, Inc., 7.0%, 12/31/99	$126,464
				Total Real Estate	$126,464
				TOTAL CONVERTIBLE PREFERRED STOCKS
				(Cost $371,225)	$388,816
	Shares
				COMMON STOCKS - 0.3%
				Materials - 0.0%
				Forest Products - 0.0%
	3,450			Ainsworth Lumber Co, Ltd. *	$4,912
				Total Materials	$4,912
				Transportation - 0.1%
				Airlines - 0.1%
	1,246			Delta Air Lines, Inc. *	$12,348
				Marine - 0.0%
	731			Horizon Lines, Inc. *	$4,225
				Total Transportation	$16,573
				Real Estate - 0.2%
				Real Estate Development - 0.2%
	53,392			Newhall Land Development LLC *	$69,410
				Total Real Estate	$69,410
				TOTAL COMMON STOCKS
				(Cost $103,451)	$90,895
	Principal Amount ($)
				ASSET BACKED SECURITIES - 2.7%
				Automobiles & Components - 0.2%
				Automobile Manufacturers - 0.2%
	50,000		A/A1	Santander Drive Auto Receivables Trust, 3.78%, 11/15/17	$51,151
				Total Automobiles & Components	$51,151
				Banks - 2.1%
				Diversified Banks - 0.3%
	12,231	0.59	AAA/Aaa	Wells Fargo Home Equity Trust, Floating Rate Note, 11/25/35	$12,091
	77,282	0.62	AAA/NR	Wells Fargo Home Equity Trust, Floating Rate Note, 12/25/35 (144A)	73,968
					$86,059
				Thrifts & Mortgage Finance - 1.8%
	42,504	0.39	BB/Ba2	Accredited Mortgage Loan Trust, Floating Rate Note, 9/25/36	$36,338
	37,960	1.14	AA+/Baa2	ACE Securities Corp., Floating Rate Note, 12/25/34	26,766
	30,000	1.29	BB/A2	Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 10/25/34	20,592
	4,493	0.29	BBB+/Ba1	Carrington Mortgage Loan Trust, Floating Rate Note, 1/25/37	4,467
	9,576	0.98	AA/Aa1	Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/35	9,263
	5,956	0.36	BB/Ba3	Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/37	5,793
	80,080		A/B2	Citicorp Residential Mortgage Securities, Inc., 5.836%, 7/25/36 (Step)	79,797
	16,455	0.30	CCC/Caa1	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 7/25/45	11,218
	26,864	4.46	BBB/Ba1	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/35	25,884
	27,273	5.68	BB/Ba1	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/46	27,321
	50,553	5.07	AAA/B2	Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36	45,823
	22,995	0.49	BB-/Ba3	Countrywide Asset-Backed Certificates, Floating Rate Note, 4/25/36	19,741
	40,962	0.42	BBB-/B2	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/36	33,591
	18,615	0.29	A/Ba1	Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/37	18,236
	21,325	0.42	B-/B2	Countrywide Asset-Backed Certificates, Floating Rate Note, 8/25/36	18,027
	15,911	0.33	CCC/B1	Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 4/25/37	10,607
	11,836	0.69	AA+/NR	First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note, 3/25/35	11,096
	1,821	0.78	AAA/NR	First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note, 9/25/34	1,723
	25,000	0.75	NR/Baa1	First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note, 9/25/35	22,250
	731	0.35	A/A2	Fremont Home Loan Trust, Floating Rate Note, 2/25/36	727
	20,271	0.34	BB/Ba2	GSAMP Trust, Floating Rate Note, 8/25/36	19,274
	40,062	0.59	CC/Ca	Lehman XS Trust, Floating Rate Note, 12/25/35	12,106
	7,538	0.36	BBB/Aa3	Option One Mortgage Loan Trust, Floating Rate Note, 2/25/38	7,400
	25,000	0.71	AA/A1	Residential Asset Mortgage Products, Inc., Floating Rate Note, 7/25/35	23,380
	31,583	0.68	AA+/A3	Residential Asset Securities Corp., Floating Rate Note, 8/25/35	30,171
	6,482	0.36	BB-/Baa3	Soundview Home Equity Loan Trust, Floating Rate Note, 1/25/37	6,307
	25,000	0.37	CCC/Ba2	Structured Asset Securities Corp., Floating Rate Note, 3/25/37	18,672
					$546,570
				Total Banks	$632,629
				Diversified Financials - 0.4%
				Other Diversified Financial Services - 0.2%
	11,740	1.04	B/B1	Ellington Loan Acquisition Trust, Floating Rate Note, 5/27/37 (144A)	$10,740
	17,338	0.52	AAA/Aa1	Home Equity Asset Trust, Floating Rate Note, 12/25/35	16,311
	34,848	0.68	AA/A1	Home Equity Asset Trust, Floating Rate Note, 8/25/35	33,453
	7,098	0.48	AAA/A1	JP Morgan Mortgage Acquisition Corp., Floating Rate Note, 12/25/35	6,582
					$67,086
				Specialized Finance - 0.1%
	25,000	0.94	A/A2	Irwin Home Equity Corp., Floating Rate Note, 4/25/30	$20,312
	4,193	0.67	AA+/Aa1	Mastr Asset Backed Securities Trust, Floating Rate Note, 5/25/35	4,094
					$24,406
				Consumer Finance - 0.1%
	50,000	0.61	BB/A3	Novastar Home Equity Loan, Floating Rate Note, 1/25/36	$38,895
	6,690	0.49	A/Ba3	Specialty Underwriting & Residential Finance, Floating Rate Note, 9/25/36	6,440
					$45,335
				Total Diversified Financials	$136,827
				TOTAL ASSET BACKED SECURITIES
				(Cost $816,831)	$820,607

				COLLATERALIZED MORTGAGE OBLIGATIONS - 12.2%
				Banks - 7.4%
				Thrifts & Mortgage Finance - 7.4%
	25,078	3.03	AAA/Baa3	Adjustable Rate Mortgage Trust, Floating Rate Note, 4/25/35	$22,756
	38,835		NR/B2	Banc of America Alternative Loan Trust, 5.25%, 5/25/34	39,426
	35,897		NR/B1	Banc of America Alternative Loan Trust, 5.5%, 11/25/19	36,322
	41,489		AAA/Aa3	Banc of America Alternative Loan Trust, 5.75%, 4/25/33	43,460
	12,610		NR/B2	Banc of America Alternative Loan Trust, 6.0%, 11/25/34	12,333
	15,947		NR/Baa3	Banc of America Alternative Loan Trust, 6.0%, 3/25/34	16,382
	35,805		NR/B2	Banc of America Alternative Loan Trust, 6.0%, 4/25/34	35,215
	15,204		CCC/B1	Banc of America Funding Corp., 5.75%, 10/25/35	15,323
	244,058		NR/Ba3	Bayview Commercial Asset Trust, 3.855%, 9/25/37 (Step) (144A)	22,575
	30,537	0.60	AAA/Aaa	Bayview Commercial Asset Trust, Floating Rate Note, 4/25/34 (144A)	25,008
	26,691	5.14	A-/B1	Bear Stearns Adjustable Rate Mortgage Trust, Floating Rate Note, 2/25/35	26,488
	70,224	2.42	AAA/Baa2	Bear Stearns Adjustable Rate Mortgage Trust, Floating Rate Note, 8/25/33	67,580
	46,250		AAA/A2	Charlie Mac LLC, 5.0%, 10/25/34	47,062
	55,854		NR/Baa1	Citigroup Mortgage Loan Trust, Inc., 6.75%, 8/25/34	59,457
	38,447	2.63	A-/NR	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 9/25/35	38,099
	37,029	0.42	A+/A1	Commercial Mortgage Pass Through Certificates, Floating Rate Note, 6/15/22 (144A)	36,005
	22,257		AAA/Aa3	Countrywide Alternative Loan Trust, 4.25%, 9/25/33	22,458
	71,977		B+/NR	Countrywide Alternative Loan Trust, 5.25%, 9/25/33	74,460
	11,250		BB/B2	Countrywide Alternative Loan Trust, 5.5%, 1/25/35	11,408
	26,516		B/Caa2	Countrywide Alternative Loan Trust, 5.5%, 3/25/35	22,089
	49,881		BB/NR	Countrywide Alternative Loan Trust, 5.5%, 8/25/34	46,957
	17,688	0.64	AAA/Baa3	Countrywide Alternative Loan Trust, Floating Rate Note, 3/25/34	16,920
	96,881	0.69	AAA/Ba1	Countrywide Alternative Loan Trust, Floating Rate Note, 9/25/34	92,730
	17,770		NR/Ba2	Countrywide Home Loan Mortgage Pass Through Trust, 5.5%, 3/25/34	17,854
	780	2.91	BB/B1	Countrywide Home Loan Mortgage Pass Through Trust, Floating Rate Note, 9/25/33	658
	61,619	1.49	AAA/NR	Deutsche Mortgage Securities, Inc., Floating Rate Note, 6/28/47 (144A)	61,619
	25,116	0.61	CC/C	Downey Savings & Loan Association Mortgage Loan Trust, Floating Rate Note, 10/19/45	7,686
	3,400,000	1.17	BBB/A3	Extended Stay America Trust, Floating Rate Note, 1/5/16 (144A)	28,336
	20,395		CCC/NR	First Horizon Asset Securities, Inc., 6.0%, 5/25/36	19,178
	25,000	5.31	A/A2	GMAC Commercial Mortgage Securities, Inc., Floating Rate Note, 4/10/40	24,395
	50,000	5.31	BBB+/Baa2	GMAC Commercial Mortgage Securities, Inc., Floating Rate Note, 5/10/36 (144A)	49,358
	50,000		NR/NR	GS Mortgage Securities Corp II, 4.209%, 2/10/21 (144A)	48,805
	36,560	5.25	BB+/NR	GSR Mortgage Loan Trust, Floating Rate Note, 7/25/35	35,508
	8,289	0.88	AAA/Baa2	Impac CMB Trust, Floating Rate Note, 9/25/34	6,709
	48,777	0.60	NR/Ba1	JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 11/15/18 (144A)	40,485
	100,000	4.65	BBB+/Baa1	JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 7/15/28 (144A)	98,548
	23,400	5.27	NR/B2	JP Morgan Mortgage Trust, Floating Rate Note, 10/25/35	22,337
	21,255	2.60	CCC/B1	JP Morgan Mortgage Trust, Floating Rate Note, 11/25/35	20,897
	42,582	5.12	BB-/NR	JP Morgan Mortgage Trust, Floating Rate Note, 6/25/35	42,538
	14,738	5.41	AAA/Aaa	Lehman Brothers Small Balance Commercial, Floating Rate Note, 12/25/36 (144A)	14,576
	23,473		B+/NR	MASTR Alternative Loans Trust, 5.5%, 10/25/19	24,088
	34,355	6.80	A-/NR	Mastr Seasoned Securities Trust, Floating Rate Note, 9/25/32	36,099
	22,104		AAA/Aaa	Merrill Lynch Mortgage Trust, 4.556%, 6/12/43	22,192
	101,190	0.47	AAA/A3	MLCC Mortgage Investors, Inc., Floating Rate Note, 4/25/29	89,832
	100,000		NR/NR	Morgan Stanley Reremic Trust, 5.0%, 11/26/36 (144A)	96,715
	34,687		NR/Aa3	PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)	33,787
	48,969		B/NR	Residential Asset Securitization Trust, 5.5%, 7/25/35	44,046
	253,528	0.64	AAA/NR	Residential Asset Securitization Trust, Floating Rate Note, 5/25/33	228,951
	28,434		B-/B2	Structured Asset Securities Corp., 5.0%, 5/25/35	28,020
	44,747	2.75	AAA/A3	Structured Asset Securities Corp., Floating Rate Note, 10/25/33	43,610
	19,454	2.59	AAA/A1	Structured Asset Securities Corp., Floating Rate Note, 6/25/33	19,251
	11,037	0.64	AAA/Ba3	WaMu Mortgage Pass Through Certificates, Floating Rate Note, 10/25/44	8,632
	6,638	2.49	CC/NR	WaMu Mortgage Pass Through Certificates, Floating Rate Note, 9/25/35	6,532
	21,443		AA+/Ba2	Wells Fargo Mortgage Backed Securities Trust, 5.25%, 10/25/35	21,644
	19,042		BB-/B1	Wells Fargo Mortgage Backed Securities Trust, 5.5%, 10/25/35	19,297
	56,069	2.64	BBB-/B1	Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 3/25/35	54,428
	60,262	4.41	NR/B1	Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 3/25/36	58,072
	57,367	2.66	AA/NR	Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 6/25/35	55,950
	10,876	5.03	CC/NR	Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 9/25/35	10,672
					$2,271,818
				Total Banks	$2,271,818
				Diversified Financials - 2.3%
				Other Diversified Financial Services - 1.7%
	63,000		A+/Baa2	American Tower Trust, 5.957%, 4/15/37 (144A)	$66,088
	25,441		AAA/Ba1	Banc of America Mortgage Securities, Inc., 4.75%, 10/25/20	25,378
	55,478	2.75	AAA/NR	Banc of America Mortgage Securities, Inc., Floating Rate Note, 6/25/34	55,304
	41,339	2.88	AAA/NR	Banc of America Mortgage Securities, Inc., Floating Rate Note, 7/25/33	41,318
	22,277	5.06	AA-/NR	Banc of America Mortgage Securities, Inc., Floating Rate Note, 9/25/35	21,502
	6,602		CCC/Caa1	Chaseflex Trust, 5.0%, 5/25/20	6,189
	40,000		BBB/A1	Credit Suisse Mortgage Capital Certificates, 5.343%, 12/15/39	39,727
	75,000	4.25	NR/NR	Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 6/25/50 (144A)	70,547
	37,989		CCC/NR	JP Morgan Alternative Loan Trust, 6.0%, 3/25/36	26,761
	13,574		AAA/Aa3	Residential Accredit Loans, Inc., 5.0%, 1/25/33	13,851
	50,000		AAA/Baa3	Residential Accredit Loans, Inc., 5.75%, 4/25/34	49,334
	50,649		AAA/NR	Residential Accredit Loans, Inc., 6.0%, 10/25/34	51,216
	22,908	0.84	AAA/Baa2	Residential Accredit Loans, Inc., Floating Rate Note, 4/25/34	21,279
	24,816	2.71	AAA/Baa3	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 2/25/34	21,414
					$509,908
				Specialized Finance - 0.0%
	2,703	0.84	AA/Caa1	Indymac Index Mortgage Loan Trust, Floating Rate Note, 4/25/34	$1,971
				Asset Management & Custody Banks - 0.2%
	52,879	3.46	NR/NR	Jefferies & Co, Inc., Floating Rate Note, 5/26/37 (144A)	$52,735
				Investment Banking & Brokerage - 0.4%
	100,000	7.18	BBB+/Baa2	Bear Stearns Commercial Mortgage Securities, Floating Rate Note, 10/15/36 (144A)	$104,865
	25,000	5.76	BB+/A3	Bear Stearns Commercial Mortgage Securities, Floating Rate Note, 9/11/38	22,230
					$127,095
				Total Diversified Financials	$691,709
				Real Estate - 1.8%
				Mortgage Real Estate Investment Trust - 1.2%
	34,906	2.74	AAA/B1	American Home Mortgage Investment Trust, Floating Rate Note, 6/25/45	$32,404
	16,999		CC/NR	Credit Suisse First Boston Mortgage Securities Corp., 5.0%, 8/25/20	17,212
	35,000	6.01	CCC-/Caa1	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/15/36 (144A)	27,172
	35,866	1.74	AA+/WR	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/25/33	32,932
	37,964	5.50	CC/Caa1	Deutsche ALT-A Securities Inc Alternate Loan Trust, Floating Rate Note, 11/25/35	32,559
	30,000	4.35	NR/A3	FREMF Mortgage Trust, Floating Rate Note, 1/25/46 (144A)	29,174
	25,000	3.49	NR/NR	FREMF Mortgage Trust, Floating Rate Note, 11/25/16	24,753
	50,000	4.29	A+/NR	FREMF Mortgage Trust, Floating Rate Note, 7/25/48 (144A)	50,428
	50,000	4.29	A-/NR	FREMF Mortgage Trust, Floating Rate Note, 7/25/48 (144A)	46,695
	75,000	4.16	NR/Baa2	FREMF Mortgage Trust, Floating Rate Note, 9/25/44 (144A)	66,224
					$359,553
				Specialized Real Estate Investment Trust - 0.6%
	198,203		NR/Aaa	Entertainment Properties Trust, 5.244%, 2/15/18 (144A)	$202,056
				Total Real Estate	$561,609
				Government - 0.7%
				Government - 0.7%
	100,000		NR/NR	Government National Mortgage Association, 4.5%, 9/20/39	$110,393
	513,129	1.75	NR/NR	Government National Mortgage Association, Floating Rate Note, 10/16/43	40,038
	345,898	1.47	NR/Aaa	Government National Mortgage Association, Floating Rate Note, 10/16/52	26,294
	661,040	1.27	NR/NR	Government National Mortgage Association, Floating Rate Note, 3/16/51	34,091
	303,122	1.54	NR/NR	Government National Mortgage Association, Floating Rate Note, 4/16/51	19,649
					$230,465
				Total Government	$230,465
				TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
				(Cost $3,892,893)	$3,755,601

				CORPORATE BONDS - 43.5%
				Energy - 7.3%
				Oil & Gas Drilling - 1.3%
	140,000		BB/Ba3	Atwood Oceanics, Inc., 6.5%, 2/1/20	$147,000
	110,000		B-/B3	Offshore Group Investments, Ltd., 11.5%, 8/1/15	121,000
	100,000		BBB+/Baa1	Pride International, Inc., 6.875%, 8/15/20	121,946
					$389,946
				Oil & Gas Equipment & Services - 1.0%
	100,000		B-/B3	Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)	$96,250
	100,000		BB/Ba3	Oil States International, Inc., 6.5%, 6/1/19	105,000
	86,000		BBB/Baa2	Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19	113,975
					$315,225
				Oil & Gas Exploration & Production - 2.2%
	35,000		B+/B2	Berry Petroleum Co., 10.25%, 6/1/14	$40,425
	75,000		B/B3	Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	78,938
	13,963		BBB+/NR	Gazprom OAO Via Gazprom International SA, 7.201%, 2/1/20	15,387
	38,786		BBB+/NR	Gazprom OAO Via Gazprom International SA, 7.201%, 2/1/20 (144A)	42,742
	275,000		B/B2	Linn Energy LLC, 6.25%, 11/1/19 (144A)	266,750
	50,000		CCC+/Caa1	PetroBakken Energy, Ltd., 8.625%, 2/1/20 (144A)	52,125
	35,000		B/B1	Samson Investment Co., 9.75%, 2/15/20 (144A)	35,438
	100,000		BBB-/Baa2	TNK-BP Finance SA, 7.25%, 2/2/20 (144A)	115,750
	25,000		B/Caa1	W&T Offshore, Inc., 8.5%, 6/15/19	26,438
					$673,993
				Oil & Gas Storage & Transportation - 2.0%
	35,000		BBB/Baa3	Buckeye Partners LP, 6.05%, 1/15/18	$39,491
	73,000		BBB/Baa2	DCP Midstream LLC, 9.75%, 3/15/19 (144A)	93,295
	50,000	7.00	BB+/Baa3	Enterprise Products Operating LLC, Floating Rate Note, 6/1/67	50,000
	56,000	8.38	BB+/Baa3	Enterprise Products Operating LLC, Floating Rate Note, 8/1/66	61,040
	83,000		BBB-/Baa2	Plains All American Pipeline LP, 6.125%, 1/15/17	95,980
	99,000		A/A3	Questar Pipeline Co., 5.83%, 2/1/18	116,053
	100,000		BB/Ba1	Rockies Express Pipeline LLC, 5.625%, 4/15/20 (144A)	85,000
	40,000	3.56	BB/Ba1	Southern Union Co., Floating Rate Note, 11/1/66	35,050
	35,000		BBB/Baa2	Spectra Energy Capital LLC, 6.75%, 7/15/18	40,250
					$616,159
				Coal & Consumable Fuels - 0.8%
	50,000		BB-/B1	Berau Coal Energy Tbk PT, 7.25%, 3/13/17 (144A)	$50,250
	100,000		BB+/Ba1	Peabody Energy Corp., 6.0%, 11/15/18 (144A)	98,000
	100,000		B/B2	Penn Virginia Resource Partners LP, 8.25%, 4/15/18	102,500
					$250,750
				Total Energy	$2,246,073
				Materials - 3.3%
				Commodity Chemicals - 0.3%
	100,000		BB/Ba2	NOVA Chemicals Corp., 8.375%, 11/1/16	$111,000
				Diversified Chemicals - 0.1%
EURO	25,000		CCC/Caa1	Ineos Group Holdings, Ltd., 7.875%, 2/15/16 (144A)	$29,500
				Specialty Chemicals - 0.3%
	65,000		BBB/Baa2	Cytec Industries, Inc., 8.95%, 7/1/17	$80,866
				Metal & Glass Containers - 0.2%
	50,000		B-/B3	AEP Industries, Inc., 8.25%, 4/15/19	$52,500
				Aluminum - 0.4%
	70,000		BBB-/Baa3	Alcoa, Inc., 6.15%, 8/15/20	$75,353
	50,000		B/B2	Novelis, Inc. Georgia, 8.375%, 12/15/17	54,250
					$129,603
				Diversified Metals & Mining - 1.0%
	100,000		BBB-/Baa3	AngloGold Ashanti Holdings PLC, 5.375%, 4/15/20	$102,933
	75,000		CCC+/B2	Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)	64,500
	20,000		BBB-/Baa2	Southern Copper Corp., 5.375%, 4/16/20	21,847
	100,000		BB/Ba3	Vedanta Resources Plc, 9.5%, 7/18/18 (144A)	101,000
	20,000		BBB-/Baa3	Volcan Cia Minera SAA, 5.375%, 2/2/22 (144A)	20,700
					$310,980
				Steel - 1.0%
	40,000		BBB-/Baa3	ArcelorMittal , 5.25%, 8/5/20	$39,158
	25,000		BBB-/Baa3	ArcelorMittal , 5.5%, 3/1/21	24,537
	75,000		BBB-/Baa3	ArcelorMittal , 6.125%, 6/1/18	78,803
	75,000		B+/B3	Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)	77,438
	100,000		NR/B2	Metinvest BV, 8.75%, 2/14/18 (144A)	90,500
					$310,436
				Total Materials	$1,024,885
				Capital Goods - 2.9%
				Building Products - 0.6%
	75,000		BB+/Ba3	Building Materials Corp of America, 6.875%, 8/15/18 (144A)	$78,844
	25,000		BBB-/Ba2	Masco Corp., 5.95%, 3/15/22	25,058
	85,000		BBB-/Ba2	Masco Corp., 7.125%, 3/15/20	90,871
					$194,773
				Construction & Engineering - 0.6%
	100,000		BB-/Ba3	Dycom Investments, Inc., 7.125%, 1/15/21	$102,000
	75,000		B+/B1	Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)	75,188
					$177,188
				Electrical Components & Equipment - 0.7%
	89,000		B+/Ba2	Belden, Inc., 7.0%, 3/15/17	$91,781
	50,000		B/B3	Coleman Cable, Inc., 9.0%, 2/15/18	52,625
	71,000		B/B1	WESCO Distribution, Inc., 7.5%, 10/15/17	72,420
					$216,826
				Construction & Farm Machinery & Heavy Trucks - 0.3%
	50,000		BB-/Ba2	Boart Longyear Management Pty, Ltd., 7.0%, 4/1/21 (144A)	$52,250
	22,000		A/Baa1	Cummins, Inc., 6.75%, 2/15/27	26,149
					$78,399
				Industrial Machinery - 0.4%
	49,000		CCC+/Caa2	Mueller Water Products, Inc., 7.375%, 6/1/17	$48,265
	65,000		B+/NR	WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)	61,314
					$109,579
				Trading Companies & Distributors - 0.3%
	100,000		BBB-/NR	Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$96,991
				Total Capital Goods	$873,756
				Transportation - 0.5%
				Airlines - 0.5%
	50,000		BBB-/Baa3	American Airlines 2011-2 Class A Pass Through Trust, 8.625%, 10/15/21	$52,750
	33,363		A-/Baa2	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	35,198
	75,000		B+/NR	Gol Finance, 9.25%, 7/20/20 (144A)	76,125
					$164,073
				Total Transportation	$164,073
				Consumer Durables & Apparel - 0.5%
				Homebuilding - 0.5%
	130,000		NR/Ba3	Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)	$137,800
				Total Consumer Durables & Apparel	$137,800
				Consumer Services - 1.4%
				Casinos & Gaming - 1.2%
	50,000		B/B2	Codere Finance Luxembourg SA, 9.25%, 2/15/19 (144A)	$49,625
EURO	108,000	8.25	BB/Ba2	Lottomatica S.p.A., Floating Rate Note, 3/31/66 (144A)	134,378
	35,000		NR/WR	Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144A) (e)	2,450
EURO	50,000		B-/B3	Peermont Global Pty, Ltd., 7.75%, 4/30/14 (144A)	59,334
	55,000		BB-/B1	Scientific Games International, Inc., 9.25%, 6/15/19	60,912
	65,000		BBB-/NR	Wynn Las Vegas LLC, 5.375%, 3/15/22 (144A)	63,375
					$370,074
				Education Services - 0.2%
	25,000		AAA/Aaa	Massachusetts Institute of Technology, 5.6%, 7/1/11	$31,655
	25,000		AA-/NR	Tufts University, 5.017%, 4/15/12	25,386
					$57,041
				Total Consumer Services	$427,115
				Media - 1.3%
				Advertising - 0.1%
	50,000		B-/Caa2	Sitel LLC, 11.5%, 4/1/18	$36,000
				Broadcasting - 1.1%
	3,122		CCC+/Caa3	Intelsat Luxembourg SA, 11.5%, 2/4/17	$3,247
	55,000		CCC+/Caa3	Intelsat Luxembourg SA, 11.5%, 2/4/17 (144A) (PIK)	56,650
	100,000		NR/Baa3	Myriad International Holding BV, 6.375%, 7/28/17 (144A)	109,500
EURO	100,000		B/B1	Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)	123,335
	25,000		B-/B3	Telesat Canada, 12.5%, 11/1/17	27,938
					$320,670
				Publishing - 0.1%
	25,000		B-/Caa1	Interactive Data Corp., 10.25%, 8/1/18	$28,250
				Total Media	$384,920
				Retailing - 0.9%
				Internet Retail - 0.9%
	125,000		BBB-/Ba1	Expedia, Inc., 5.95%, 8/15/20	$128,738
	143,000		B/B3	Ticketmaster Entertainment LLC, 10.75%, 8/1/16	153,904
					$282,642
				Total Retailing	$282,642
				Food & Staples Retailing - 0.4%
				Drug Retail - 0.4%
	38,910		BBB+/Baa2	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	$41,278
	86,444		BBB+/Baa2	CVS Pass-Through Trust, 6.036%, 12/10/28	94,776
					$136,054
				Total Food & Staples Retailing	$136,054
				Food, Beverage & Tobacco - 2.1%
				Brewers - 0.2%
	68,000		B/B1	Cerveceria Nacional Dominicana C por A, 8.0%, 3/27/14 (144A)	$70,040
				Soft Drinks - 0.1%
	20,000		BB/Ba2	Central American Bottling Corp., 6.75%, 2/9/22 (144A)	$20,700
				Agricultural Products - 0.5%
	150,000		BBB-/Ba1	Viterra, Inc., 5.95%, 8/1/20 (144A)	$163,669
				Packaged Foods & Meats - 0.9%
	50,000		CCC+/B3	Del Monte Corp., 7.625%, 2/15/19	$49,750
	100,000		BB/B1	JBS Finance II, Ltd., 8.25%, 1/29/18 (144A)	101,850
	150,000		B+/B1	Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)	137,370
					$288,970
				Tobacco - 0.4%
	115,000		B/B2	Alliance One International, Inc., 10.0%, 7/15/16	$115,575
				Total Food, Beverage & Tobacco	$658,954
				Health Care Equipment & Services - 1.0%
				Health Care Facilities - 0.7%
	150,000		B/B3	CHS , 8.0%, 11/15/19 (144A)	$154,875
	50,000		BB-/B1	Tenet Healthcare Corp., 6.25%, 11/1/18 (144A)	51,625
					$206,500
				Managed Health Care - 0.3%
	95,000		BB+/Ba3	AMERIGROUP Corp., 7.5%, 11/15/19	$104,025
				Total Health Care Equipment & Services	$310,525
				Pharmaceuticals, Biotechnology & Life Sciences - 0.3%
				Life Sciences Tools & Services - 0.3%
	90,000	9.50	B/Caa1	Catalent Pharma Solutions, Inc., Floating Rate Note, 4/15/15	$92,475
				Total Pharmaceuticals, Biotechnology & Life Sciences	$92,475
				Banks - 4.0%
				Diversified Banks - 2.3%
NOK	450,000		AAA/Aaa	Asian Development Bank, 3.375%, 5/20/14	$81,177
	100,000	7.38	BB+/NR	Banco Continental SA via Continental Trustees Cayman, Ltd., Floating Rate Note, 10/7/40 (144A)	104,858
	65,000		NR/Baa2	Banco de Credito del Peru Panama, 5.375%, 9/16/20 (144A)	66,300
	65,000	6.88	NR/Baa3	Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)	70,525
	100,000		NR/Baa2	BanColombia SA, 5.95%, 6/3/21	105,875
TRY	250,000		AA/Aaa	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3/3/15	108,990
EURO	50,000		NR/Aaa	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 6.875%, 3/19/20	64,167
	100,000		BBB+/A2	Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	96,609
					$698,501
				Regional Banks - 1.7%
	100,000		BB+/Baa3	Capital One Capital V, 10.25%, 8/15/39	$102,750
	53,000		A/A1	Mellon Funding Corp., 5.5%, 11/15/18	60,307
	161,000	8.25	BBB/Baa3	PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49	165,199
	80,000	6.75	BBB/Baa3	PNC Financial Services Group, Inc., Floating Rate Note, 7/29/49	84,346
	100,000	5.46	BBB+/Baa1	State Street Capital Trust III, Floating Rate Note, 1/29/49	100,390
					$512,992
				Thrifts & Mortgage Finance - 0.0%
DKK	2,699		AAA/WR	Realkredit Danmark AS, 7.0%, 4/1/32	$542
				Total Banks	$1,212,035
				Diversified Financials - 5.8%
				Other Diversified Financial Services - 1.1%
	115,000		BBB+/Baa2	Alterra Finance LLC, 6.25%, 9/30/20	$121,121
	25,000		BBB+/Baa2	Hyundai Capital Services, Inc., 4.375%, 7/27/16 (144A)	26,151
	172,000	7.90	BBB/Baa1	JPMorgan Chase & Co., Floating Rate Note, 4/29/49	188,429
					$335,701
				Specialized Finance - 0.7%
	75,000		BBB/Baa1	Banque PSA Finance SA, 5.75%, 4/4/21 (144A)	$68,593
	121,000		BBB/Baa3	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	119,029
	20,000		BBB/NR	Corp Financiera de Desarrollo SA, 4.75%, 2/8/22 (144A)	20,793
					$208,415
				Consumer Finance - 1.2%
CNY	1,000,000		A/A2	Caterpillar Financial Services Corp., 1.35%, 7/12/13	$155,889
	106,000	4.00	BBB-/Ba1	SLM Corp., Floating Rate Note, 7/25/14	106,550
	118,000		CCC/B3	Springleaf Finance Corp., 6.9%, 12/15/17	92,040
					$354,479
				Asset Management & Custody Banks - 0.1%
	35,000	7.52	BBB+/Baa2	Ameriprise Financial, Inc., Floating Rate Note, 6/1/66	$37,712
	9,000		BBB-/Baa3	Janus Capital Group, Inc., 6.7%, 6/15/17	9,640
					$47,352
				Investment Banking & Brokerage - 2.7%
	94,453		BBB-/NR	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$101,724
	245,000	5.79	BB+/Baa2	Goldman Sachs Capital II, Floating Rate Note, 6/1/43	168,131
	20,000		BBB/Baa2	Jefferies Group, Inc., 5.125%, 4/13/18	19,400
	95,000		BBB/Baa2	Jefferies Group, Inc., 6.875%, 4/15/21	96,662
	75,000		BBB/A3	Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	74,909
	60,000		A-/A2	Morgan Stanley, 5.5%, 1/26/20	58,517
	111,000		A-/A2	Morgan Stanley, 6.625%, 4/1/18	116,885
	75,000		BBB/Baa2	Raymond James Financial, Inc., 4.25%, 4/15/16	77,462
	90,000		NR/Baa3	Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)	88,168
	30,000		A/Baa1	TD Ameritrade Holding Corp., 5.6%, 12/1/19	32,893
					$834,751
				Total Diversified Financials	$1,780,698
				Insurance - 5.0%
				Insurance Brokers - 0.9%
	58,000		CCC+/Caa2	HUB International Holdings, Inc., 10.25%, 6/15/15 (144A)	$59,812
	85,000		BBB-/Baa3	Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)	92,479
	133,000	4.38	CCC/Caa1	USI Holdings Corp., Floating Rate Note, 11/15/14 (144A)	124,355
					$276,646
				Life & Health Insurance - 1.7%
	55,000		BBB/Baa3	Delphi Financial Group, Inc., 7.875%, 1/31/20	$64,282
	137,000	6.05	BBB/Ba1	Lincoln National Corp., Floating Rate Note, 4/20/67	127,752
	100,000		BBB/Baa2	MetLife, Inc., 10.75%, 8/1/39	137,250
	110,000		A-/Baa2	Protective Life Corp., 7.375%, 10/15/19	121,732
	10,000		A/Baa2	Prudential Financial, Inc., 6.2%, 1/15/15	11,057
	50,000	8.88	BBB+/Baa3	Prudential Financial, Inc., Floating Rate Note, 6/15/38	59,000
					$521,073
				Multi-line Insurance - 0.7%
	80,000		BBB/Baa3	Genworth Financial, Inc., 7.2%, 2/15/21	$81,473
	26,000		BBB-/Baa2	Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)	27,883
	123,000	7.00	BB/Baa3	Liberty Mutual Group, Inc., Floating Rate Note, 3/15/37 (144A)	110,700
					$220,056
				Property & Casualty Insurance - 1.1%
	105,000	7.51	BB+/Ba2	Sirius International Group, Ltd., Floating Rate Note, 5/29/49 (144A)	$100,852
	25,000		BBB-/Baa3	The Hanover Insurance Group, Inc., 7.5%, 3/1/20	28,293
	129,000		BBB-/Baa3	The Hanover Insurance Group, Inc., 7.625%, 10/15/25	139,528
	100,000	6.50	BBB-/Ba1	XL Group Plc, Floating Rate Note, 12/29/49	84,250
					$352,923
				Reinsurance - 0.6%
	61,000		BBB/NR	Platinum Underwriters Finance, Inc., 7.5%, 6/1/17	$65,218
	100,000		BBB/Baa2	Validus Holdings, Ltd., 8.875%, 1/26/40	110,537
					$175,755
				Total Insurance	$1,546,453
				Real Estate - 1.6%
				Diversified Real Estate Investment Trust - 0.1%
	10,000		BBB+/Baa1	Dexus Property Group, 7.125%, 10/15/14 (144A)	$10,794
	20,000		BBB/Baa2	Digital Realty Trust LP, 5.875%, 2/1/20	21,785
					$32,579
				Office Real Estate Investment Trust - 0.1%
	20,000		BBB-/Baa2	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	$19,578
				Retail Real Estate Investment Trust - 0.3%
	80,000		BB+/Baa3	DDR Corp., 7.5%, 4/1/17	$90,768
				Specialized Real Estate Investment Trust - 0.8%
	75,000		BBB-/Baa2	Hospitality Properties Trust, 7.875%, 8/15/14	$82,252
	50,000		BB-/B2	Sabra Health Care LP, 8.125%, 11/1/18	53,000
	111,000		BBB-/Baa3	Senior Housing Properties Trust, 6.75%, 4/15/20	117,195
					$252,447
				Diversified Real Estate Activities - 0.3%
	75,000		BB-/NR	BR Malls International Finance, Ltd., 8.5%, 1/29/49 (144A)	$79,838
				Real Estate Operating Companies - 0.0%
	5,678		B/NR	Alto Palermo SA, 11.0%, 6/11/12 (144A)	$4,997
				Total Real Estate	$480,207
				Software & Services - 0.8%
				IT Consulting & Other Services - 0.5%
	146,000	5.38	CCC-/Caa2	NCO Group, Inc., Floating Rate Note, 11/15/13	$145,270
				Data Processing & Outsourced Services - 0.3%
	100,000		BB-/Ba2	Audatex North America, Inc., 6.75%, 6/15/18 (144A)	$105,000
				Total Software & Services	$250,270
				Telecommunication Services - 2.8%
				Alternative Carriers - 0.3%
	100,000		BB-/WR	PAETEC Holding Corp., 8.875%, 6/30/17	$108,500
				Integrated Telecommunication Services - 1.3%
	50,000		BB/Baa3	CenturyLink, Inc., 7.6%, 9/15/39	$47,296
	100,000		B/B1	Cincinnati Bell, Inc., 8.375%, 10/15/20	100,500
	50,000		BB/Ba2	Frontier Communications Corp., 8.5%, 4/15/20	52,625
	40,000		NR/A2	GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)	41,006
	60,000		A/A2	Qtel International Finance, Ltd., 6.5%, 6/10/14 (144A)	65,610
	75,000		BBB+/Baa1	Telefonica Emisiones SAU, 6.221%, 7/3/17	79,273
					$386,310
				Wireless Telecommunication Services - 1.2%
	60,000		NR/Ba3	GTP Acquisition Partners I LLC, 7.628%, 6/15/16 (144A)	$57,991
	50,000		NR/NR	InterDigital, Inc., 2.5%, 3/15/16	50,125
	80,000		B+/B2	NII Capital Corp., 8.875%, 12/15/19	83,800
	100,000		BB/Ba3	Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 9.125%, 4/30/18 (144A)	109,250
	50,000		NR/NR	WCP Wireless Site Funding LLC, 6.829%, 11/15/15 (144A)	52,036
					$353,202
				Total Telecommunication Services	$848,012
				Utilities - 1.5%
				Electric Utilities - 0.9%
	100,000		NR/Ba1	Dubai Electricity & Water Authority, 8.5%, 4/22/15 (144A)	$111,250
	25,000	6.70	BB+/Ba1	PPL Capital Funding, Inc., Floating Rate Note, 3/30/67	25,000
	50,000	6.25	BBB-/Baa2	Southern California Edison Co., Floating Rate Note, 8/1/49	51,062
	83,000		BBB+/A3	West Penn Power Co., 5.95%, 12/15/17 (144A)	96,571
					$283,883
				Multi-Utilities - 0.6%
	50,000		BBB+/Baa2	New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)	$56,177
	121,032		NR/NR	Ormat Funding Corp., 8.25%, 12/30/20	113,770
					$169,947
				Independent Power Producers & Energy Traders - 0.0%
	15,389		NR/NR	Juniper Generation LLC, 6.79%, 12/31/14 (144A)	$12,958
				Total Utilities	$466,788
				TOTAL CORPORATE BONDS
				(Cost $12,562,832)	$13,323,735

				U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.3%
	53,299		AAA/Aaa	Fannie Mae, 4.0%, 11/1/41	$55,944
	72,218		AAA/Aaa	Fannie Mae, 4.0%, 12/1/41	75,801
	64,694		AAA/Aaa	Fannie Mae, 4.5%, 12/1/41	69,032
	19,390		AAA/Aaa	Fannie Mae, 4.5%, 3/1/35	20,648
	34,576		AAA/Aaa	Fannie Mae, 5.0%, 6/1/40	37,367
	1,341		AAA/Aaa	Fannie Mae, 6.0%, 12/1/31	1,498
	833		AAA/Aaa	Fannie Mae, 6.0%, 3/1/32	932
	605		AAA/Aaa	Fannie Mae, 6.5%, 10/1/31	689
	840		AAA/Aaa	Fannie Mae, 6.5%, 2/1/32	957
	198		AAA/Aaa	Fannie Mae, 6.5%, 7/1/31	227
	223		AAA/Aaa	Fannie Mae, 7.0%, 9/1/29	258
	89,733		AAA/Aaa	Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	92,034
	70,840		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	76,367
	122,064		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	132,115
	3,136		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	3,385
	18,169		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	19,598
	1,670		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.5%, 10/1/16	1,808
	68,478		AAA/Aaa	Government National Mortgage Association I, 4.5%, 4/15/35	74,864
	22,453		AAA/Aaa	Government National Mortgage Association I, 4.5%, 5/15/34	24,617
	26,741		AAA/Aaa	Government National Mortgage Association I, 4.5%, 9/15/33	29,285
	13,106		AAA/Aaa	Government National Mortgage Association I, 5.0%, 4/15/35	14,577
	20,731		AAA/Aaa	Government National Mortgage Association I, 5.5%, 1/15/34	23,264
	34,601		AAA/Aaa	Government National Mortgage Association I, 5.5%, 11/15/35	38,779
	43,160		AAA/Aaa	Government National Mortgage Association I, 5.5%, 4/15/34	48,543
	78,079		AAA/Aaa	Government National Mortgage Association I, 5.5%, 6/15/35	87,621
	10,839		AAA/Aaa	Government National Mortgage Association I, 5.5%, 7/15/34	12,147
	5,318		AAA/Aaa	Government National Mortgage Association I, 6.0%, 10/15/33	6,035
	2,654		AAA/Aaa	Government National Mortgage Association I, 6.0%, 2/15/33	3,012
	5,477		AAA/Aaa	Government National Mortgage Association I, 6.0%, 3/15/33	6,216
	610		AAA/Aaa	Government National Mortgage Association I, 6.0%, 3/15/33	693
	4,406		AAA/Aaa	Government National Mortgage Association I, 6.0%, 3/15/33	5,012
	1,668		AAA/Aaa	Government National Mortgage Association I, 6.0%, 5/15/17	1,834
	1,735		AAA/Aaa	Government National Mortgage Association I, 6.0%, 6/15/17	1,867
	4,635		AAA/Aaa	Government National Mortgage Association I, 6.0%, 6/15/33	5,275
	5,403		AAA/Aaa	Government National Mortgage Association I, 6.0%, 6/15/33	6,149
	4,403		AAA/Aaa	Government National Mortgage Association I, 6.0%, 7/15/33	5,010
	5,170		AAA/Aaa	Government National Mortgage Association I, 6.0%, 7/15/33	5,868
	12,511		AAA/Aaa	Government National Mortgage Association I, 6.0%, 8/15/19	13,524
	24,962		AAA/Aaa	Government National Mortgage Association I, 6.0%, 8/15/34	28,330
	11,270		AAA/Aaa	Government National Mortgage Association I, 6.0%, 9/15/33	12,826
	2,285		AAA/Aaa	Government National Mortgage Association I, 6.0%, 9/15/33	2,593
	3,212		AAA/Aaa	Government National Mortgage Association I, 6.5%, 1/15/30	3,750
	2,177		AAA/Aaa	Government National Mortgage Association I, 6.5%, 11/15/32	2,534
	1,657		AAA/Aaa	Government National Mortgage Association I, 6.5%, 2/15/32	1,920
	2,799		AAA/Aaa	Government National Mortgage Association I, 6.5%, 3/15/29	3,272
	1,802		AAA/Aaa	Government National Mortgage Association I, 6.5%, 3/15/32	2,088
	432		AAA/Aaa	Government National Mortgage Association I, 7.0%, 3/15/31	514
	2,331		AAA/Aaa	Government National Mortgage Association I, 7.0%, 5/15/23	2,677
	66,272		AAA/Aaa	Government National Mortgage Association II, 4.5%, 9/20/41	72,317
	14,156		AAA/Aaa	Government National Mortgage Association II, 5.5%, 3/20/34	15,842
	23,776		AAA/Aaa	Government National Mortgage Association II, 6.0%, 11/20/33	26,888
	150,000		AA+/Aaa	U.S. Treasury Bonds, 4.375%, 2/15/38	180,117
	100,000		AA+/Aaa	U.S. Treasury Bonds, 4.5%, 5/15/38	122,406
	75,000		AA+/Aaa	U.S. Treasury Bonds, 4.5%, 8/15/39	91,875
	100,000		AA+/Aaa	U.S. Treasury Bonds, 5.375%, 2/15/31	134,500
	25,000		AA+/Aaa	U.S. Treasury Bonds, 6.25%, 8/15/23	34,625
	500,000		AA+/Aaa	U.S. Treasury Notes, 2.0%, 2/15/22	490,390
				TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
				(Cost $2,091,262)	$2,232,316

				FOREIGN GOVERNMENT BONDS - 8.3%
EURO	50,000		NR/Aaa	Bundesrepublik Deutschland, 2.0%, 1/4/22	$67,835
CAD	495,000		AAA/Aaa	Canada Housing Trust No 1, 3.75%, 3/15/20 (144A)	544,392
CAD	60,000		AAA/Aaa	Canadian Government Bond, 4.25%, 6/1/18	68,975
IDR	300,000,000		BB+/NR	Indonesia Recapitalization Bond, 14.25%, 6/15/13	36,656
IDR	200,000,000		BB+/NR	Indonesia Recapitalization Bond, 14.275%, 12/15/13	25,368
IDR	300,000,000		BB+/Baa3	Indonesia Treasury Bond, 11.0%, 12/15/12	34,420
IDR	100,000,000		BB+/Baa3	Indonesia Treasury Bond, 12.5%, 3/15/13	11,798
IDR	566,000,000		NR/NR	Indonesia Treasury Bond, 8.25%, 6/15/32	72,256
IDR	75,000,000		NR/Baa3	Indonesia Treasury Bond, 9.0%, 9/15/13	8,743
EURO	80,000		BBB+/Ba1	Ireland Government Bond, 4.5%, 4/18/20	91,739
EURO	80,000		BBB+/Ba1	Ireland Government Bond, 5.0%, 10/18/20	93,758
EURO	60,000		BBB+/Ba1	Ireland Government Bond, 5.9%, 10/18/19	75,724
NOK	1,280,000		AAA/Aaa	Norway Government Bond, 4.25%, 5/19/17	249,373
NOK	75,000		AAA/Aaa	Norway Government Bond, 5.0%, 5/15/15	14,490
PHP	6,695,000		NR/NR	Philippine Government Bond, 5.875%, 3/1/32	155,563
	50,000		A-/A2	Poland Government International Bond, 6.375%, 7/15/19	58,125
AUD	176,000		AA-/Aa1	Province of Ontario Canada, 5.5%, 4/23/13	185,079
	100,000		B/B3	Provincia de Buenos Aires Argentina, 10.875%, 1/26/21 (144A)	74,000
AUD	69,000		AAA/Aaa	Queensland Treasury Corp., 6.0%, 8/14/13	73,287
	200,000		NR/Baa1	Russian Foreign Bond - Eurobond, 5.625%, 4/4/42 (144A)	198,400
SGD	75,000		NR/Aaa	Singapore Government Bond, 1.625%, 4/1/13	60,534
SEK	400,000		AAA/Aaa	Sweden Government Bond, 3.75%, 8/12/17	66,961
SEK	980,000		AAA/Aaa	Sweden Government Bond, 5.5%, 10/8/12	151,144
SEK	825,000		AAA/Aaa	Sweden Government Bond, 6.75%, 5/5/14	138,583
				TOTAL FOREIGN GOVERNMENT BONDS
				(Cost $2,324,835)	$2,557,203

				MUNICIPAL BONDS - 5.5%
				Municipal Airport - 0.0%
	17,000		B/B3	New Jersey Economic Development Authority, 6.25%, 9/15/29	$17,043

				Municipal Development - 1.2%
	60,000	5.90	BBB/NR	Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38	$64,624
	65,000		BBB-/Baa3	Louisiana Local Government Environmental Facilities & Community Development Authority, 6.75%, 11/1/32	71,330
	58,000	7.00	B/B3	New Jersey Economic Development Authority, Floating Rate Note, 11/15/30	58,205
	70,000		BBB/Baa2	Parish of St John the Baptist Louisiana, 5.125%, 6/1/37	72,271
	60,000		B+/B1	Port of Corpus Christi Authority of Nueces County, 6.7%, 11/1/30	60,625
	50,000		BBB/NR	Selma Industrial Development Board, 6.25%, 11/1/33	54,578
					$381,633
				Municipal General - 0.8%
	50,000		BB/B1	County of Cook Illinois, 6.5%, 10/15/40	$53,793
	75,000		A+/A1	New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41	84,514
	25,000		AAA/Aa1	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33	28,095
	66,000		AA-/Aa3	State of Wisconsin, 5.75%, 5/1/33	76,547
					$242,949
				Higher Municipal Education - 2.2%
	98,000		AA-/Aa2	California State University, 5.0%, 11/1/39	$103,624
	70,000		AAA/Aaa	Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40	76,795
	99,000		AAA/Aaa	Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/42	108,348
	50,000		AAA/Aaa	Houston Higher Education Finance Corp., 5.0%, 5/15/40	55,862
	30,000		AAA/Aaa	Massachusetts Development Finance Agency, 5.0%, 10/15/40	33,745
	30,000		AAA/Aaa	Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36	36,548
	75,000		AAA/Aaa	Missouri State Health & Educational Facilities Authority, 5.0%, 11/15/39	83,264
	25,000		AAA/Aaa	New York State Dormitory Authority, 5.0%, 10/1/41	28,142
	100,000		AAA/Aaa	New York State Dormitory Authority, 5.0%, 7/1/38	109,941
	25,000		AAA/Aaa	Permanent University Fund, 5.0%, 7/1/30	29,888
					$666,157
				Municipal Medical - 0.3%
	25,000		AA-/A1	Massachusetts Development Finance Agency, 5.375%, 4/1/41	$27,203
	50,000		A/NR	New Hampshire Health & Education Facilities Authority, 6.5%, 1/1/41	56,393
					$83,596
				Municipal Pollution - 0.5%
	135,000	5.95	BBB/NR	Port Freeport Texas, Floating Rate Note, 5/15/33	$144,239

				Municipal Water - 0.5%
	60,000		AAA/Aa1	City of Charleston South Carolina, 5.0%, 1/1/41	$67,019
	25,000		AAA/Aa2	Hampton Roads Sanitation District, 5.0%, 4/1/38	26,930
	35,000		AAA/Aaa	Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/30	40,140
	30,000		AAA/Aaa	Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/32	34,138
					$168,227
				TOTAL MUNICIPAL BONDS
				(Cost $1,516,823)	$1,703,844

				SENIOR FLOATING RATE LOAN INTERESTS - 10.9%
				Energy - 1.0%
				Oil & Gas Equipment & Services - 0.7%
	121,308	6.25	B+/B2	Frac Tech Services LLC, Term Loan, 4/19/16	$121,081
	85,375	8.50	B-/B2	Hudson Products Holdings,, Inc., Term Loan, 8/24/15	78,972
					$200,053
				Coal & Consumable Fuels - 0.3%
	100,000	0.00	NR/NR	Bumi Resources Tbk PT, Loan, 8/15/13	$100,000
				Total Energy	$300,053
				Materials - 0.7%
				Commodity Chemicals - 0.3%
	74,622	6.00	B/B2	CPG International I, Inc., Term Loan, 1/26/17	$72,010
				Aluminum - 0.1%
	40,000	5.75	BB-/Ba2	Noranda Aluminum Holding Corp., Term B Loan, 2/17/19	$40,350
				Precious Metals & Minerals - 0.3%
	93,000	5.25	BB-/B1	Fairmount Minerals, Ltd., Tranche B Term Loan, 3/1/17	$93,291
				Total Materials	$205,651
				Capital Goods - 0.7%
				Industrial Machinery - 0.7%
	213,158	6.28	BB-/B1	Alliance Laundry Holdings, Inc., Term Loan, 9/30/16	$213,424
				Total Capital Goods	$213,424
				Commercial Services & Supplies - 0.5%
				Office Services & Supplies - 0.1%
	30,000	0.00	BB+/NR	ACCO Brands Corp., 1/4/19	$30,056
				Research & Consulting Services - 0.4%
	127,623	5.75	BB/B1	Wyle Services Corp., Term Loan (First Lien), 3/31/17	$127,144
				Total Commercial Services & Supplies	$157,200
				Transportation - 0.6%
				Air Freight & Logistics - 0.2%
	23,296	0.00	NR/NR	CEVA Group Plc, Dollar Tranche B Pre Funded L/C, 8/31/16	$21,731
	44,718	5.55	NR/Ba3	CEVA Group Plc, US Tranche B Term Loan, 8/31/16	41,681
					$63,412
				Railroads - 0.3%
	80,000	4.00	BB+/B1	RailAmerica, Inc., Initial Loan, 2/15/19	$80,075
				Trucking - 0.1%
	40,000	3.99	BB/B1	Swift Transportation Co., Tranche B-1 Term Loan, 12/21/16	$40,125
				Total Transportation	$183,612
				Automobiles & Components - 0.9%
				Auto Parts & Equipment - 0.4%
	64,861	2.18	B+/Ba3	Federal-Mogul Corp., Tranche B Term Loan, 12/29/14	$62,492
	33,093	2.18	B+/Ba3	Federal-Mogul Corp., Tranche C Term Loan, 12/28/15	31,884
	40,000	0.00	NR/NR	TI Group Automotive Systems LLC, Term Loan, 3/1/19	40,275
					$134,651
				Automobile Manufacturers - 0.5%
	148,875	6.00	BB/Ba2	Chrysler Group LLC, Tranche B Term Loan, 4/28/17	$151,492
				Total Automobiles & Components	$286,143
				Consumer Durables & Apparel - 0.1%
				Housewares & Specialties - 0.1%
	30,000	0.00	B+/B1	Yankee Candle Co, Inc., 3/2/19	$30,156
				Total Consumer Durables & Apparel	$30,156
				Consumer Services - 1.0%
				Casinos & Gaming - 0.1%
	30,000	0.00	NR/Ba1	Pinnacle Entertainment, Inc., 3/5/19	$30,119
				Restaurants - 0.8%
	233,703	4.50	BB-/Ba3	Burger King Holdings, Inc., Tranche B Term Loan, 10/30/16	$233,691
				Specialized Consumer Services - 0.1%
	35,000	5.50	NR/Ba3	Ascent Capital Group, Inc., Term Loan B, 3/6/18	$35,073
				Total Consumer Services	$298,883
				Media - 0.6%
				Broadcasting - 0.2%
	75,000	0.00	NR/NR	Telesat Canada, 3/28/19	$75,066
				Cable & Satellite - 0.2%
	2,673	7.25	BB+/Ba1	Charter Communications Operating LLC, Term B-2 Loan, 3/6/14	$2,678
	49,125	4.50	BB-/Ba3	MCC Georgia LLC, Tranche F Term Loan, 10/20/17	49,094
					$51,772
				Publishing - 0.2%
	71,495	4.50	B+/Ba3	Interactive Data Corp., Term B Loan, 1/31/18	$71,688
				Total Media	$198,526
				Food, Beverage & Tobacco - 0.2%
				Packaged Foods & Meats - 0.2%
	74,063	7.00	B+/B1	Pierre Foods, Inc., Loan (First Lien), 9/30/16	$74,155
				Total Food, Beverage & Tobacco	$74,155
				Health Care Equipment & Services - 1.9%
				Health Care Services - 1.3%
	180,556	8.75	B+/Ba1	Sun Healthcare Group, Inc., Term Loan, 10/18/16	$174,236
	247,500	7.75	B+/B1	Virtual Radiologic Corp., Term Loan A, 11/3/16	232,650
					$406,886
				Health Care Facilities - 0.4%
	114,818	3.99	BB/Ba3	Community Health Systems, Inc., Extended Term Loan, 7/25/14	$113,356
				Managed Health Care - 0.2%
	55,000	0.00	NR/NR	NAMM Holdings Inc TL L+8.5% 20MAR17	$54,863
				Total Health Care Equipment & Services	$575,105
				Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
				Biotechnology - 0.8%
	247,945	4.50	BB-/NR	Grifols, Inc., New U.S. Tranche B Term Loan, 6/4/17	$248,023
				Total Pharmaceuticals, Biotechnology & Life Sciences	$248,023
				Software & Services - 0.1%
				Systems Software - 0.1%
	35,000	0.00	NR/Ba2	Rovi Corp., 3/30/19	$35,037
				Total Software & Services	$35,037
				Technology Hardware & Equipment - 1.2%
				Electronic Components - 1.2%
	278,564	2.49	BB+/Ba2	Flextronics Semiconductor, Ltd., A Closing Date Loan, 10/1/14	$276,475
	80,047	2.49	BB+/Ba2	Flextronics Semiconductor, Ltd., A-1-A Delayed Draw Loan, 10/1/14	79,447
					$355,922
				Total Technology Hardware & Equipment	$355,922
				Semiconductors & Semiconductor Equipment - 0.3%
				Semiconductor Equipment - 0.2%
	76,142	4.49	B/B1	Freescale Semiconductor, Inc., Tranche B-1 Term Loan, 12/1/16	$74,286
				Semiconductors - 0.1%
	15,000	4.25	NR/Ba2	Semtech Corp., B Term Loan, 2/21/17	$15,000
				Total Semiconductors & Semiconductor Equipment	$89,286
				Utilities - 0.3%
				Electric Utilities - 0.3%
	142,369	4.74	CCC/B2	Texas Competitive Electric Holdings Co LLC, 2017 Term Loan (Extending), 10/10/17	$79,504
				Total Utilities	$79,504
				TOTAL SENIOR FLOATING RATE LOAN INTERESTS
				(Cost $3,356,688)	$3,330,680

				TEMPORARY CASH INVESTMENTS - 0.8%
				Repurchase Agreements - 0.8%
	240,000		NR/Aaa	JPMorgan, Inc., 0.13%, dated 3/30/12, repurchase price of $240,000
				plus accrued interest on 4/2/12 collateralized by $244,801 Federal
				National Mortgage Association (ARM), 0.76-5.996%, 6/1/17-4/1/42	$240,000

				TOTAL TEMPORARY CASH INVESTMENTS
				(Cost $240,000)	$240,000

				TOTAL INVESTMENT IN SECURITIES - 98.6%
				(Cost $29,078,572) (a)	$30,236,805
				OTHER ASSETS & LIABILITIES - 1.4%	$480,450
				TOTAL NET ASSETS - 100.0%	$30,667,130

	*			Non-income producing security.

	NR			Not rated by either S&P or Moody's.

	WR			Withdrawn rating.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 30, 2012, the value of these securities amounted to $8,008,666 or 26.1% of total net assets.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

	(a)			At March 30, 2012, the net unrealized gain on investments based on
				cost for federal income tax purposes of $29,088,676 was as follows:

				Aggregate gross unrealized gain for all investments in which
				there is an excess of value over tax cost	$2,329,956

				Aggregate gross unrealized loss for all investments in which
				there is an excess of tax cost over value	(1,181,827)

				Net unrealized gain	$1,148,129

	(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)			Security is in default and is non-income producing.

				Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

	AUD			Australian Dollar
	BRL			Brazilian Real
	CAD			Canadian Dollar
	DKK			Danish Kroner
	EURO			Euro
	GBP			British Pound Sterling
	IDR			Indonesian Rupiah
	NOK			Norwegian Krone
	SEK			Swedish Krone
	SGD			Singapore Dollar
	TRY			Turkish Lira

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.
See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 30, 2012, in valuing the Portfolio's assets:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$1,470,839	$15,285	$1,486,124
Preferred Stocks	306,984	-	-	306,984
Convertible Preferred Stocks	388,816	-	-	388,816
Common Stock	21,485	69,410	-	90,895
Asset Backed Securities	-	820,607	-	820,607
Collateralized Mortgage Obligations	-	3,755,601	-	3,755,601
Corporate Bonds	-	13,323,735	-	13,323,735
U.S. Government Agency Obligations	-	2,232,316	-	2,232,316
Foreign Government Bonds	-	2,557,203	-	2,557,203
Municipal Bonds	-	1,703,844	-	1,703,844
Senior Floating Rate Loan Interests	-	3,330,680	-	3,330,680
Repurchase Agreements	-	-	-	-
Temporary Cash Investments	-	240,000	-	240,000
Money Market Mutual Funds	-	-	-	-
Total	$717,285	$29,504,235	$15,285	$30,236,805

Other Financial Instruments*	$28,413	$-	$-	$28,413
* Other financial instruments include futures contracts

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

		Convertible Corporate Bonds

	Balance as of 12/31/11	$11,127
	Realized gain (loss)	(1,337)
	Change in unrealized appreciation (depreciation)1	(4,965)
	Net purchases (sales)	(1,502)
	Transfers in and out of Level 3	11,962
	Balance as of 3/30/12	$15,285

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.
2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.
*	Transfers are calculated on the beginning of period values.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 3/30/12		$ (4,965)

		Pioneer Bond VCT Portfolio
		Schedule of Investments 3/31/12 (unaudited)

Principal Amount ($)	Floating Rate (b) (unaudited)		Value
		CONVERTIBLE CORPORATE BONDS - 0.5%
		Semiconductors & Semiconductor Equipment - 0.5%
		Semiconductors - 0.5%
175,000		Intel Corp., 2.95%, 12/15/35	$201,250
		Total Semiconductors & Semiconductor Equipment	$201,250
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $175,394)	$201,250

		PREFERRED STOCKS - 0.5%
		Banks - 0.2%
		Diversified Banks - 0.2%
1,800	6.50	US Bancorp, Floating Rate Note, 12/31/99	$48,942
		Total Banks	$48,942
		Insurance - 0.3%
		Life & Health Insurance - 0.3%
4,800	7.38	Delphi Financial Group, Inc., Floating Rate Note, 5/15/37	$118,800
		Total Insurance	$118,800
		TOTAL PREFERRED STOCKS
		(Cost $165,288)	$167,742

		CONVERTIBLE PREFERRED STOCKS - 1.4%
		Banks - 1.1%
		Diversified Banks - 1.1%
355		Wells Fargo & Co., 7.5%, 12/31/99	$396,428
		Total Banks	$396,428
		Real Estate - 0.3%
		Real Estate Operating Companies - 0.3%
2,070		Forest City Enterprises, Inc., 7.0%, 12/31/99	$112,304
		Total Real Estate	$112,304
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $465,672)	$508,732

		ASSET BACKED SECURITIES - 4.8%
		Automobiles & Components - 0.4%
		Automobile Manufacturers - 0.4%
35,000		Santander Drive Auto Receivables Trust, 2.66%, 1/15/16	$35,160
63,397		Santander Drive Auto Receivables Trust, 3.35%, 6/15/17 (144A)	63,318
40,000		Santander Drive Auto Receivables Trust, 3.78%, 11/15/17	40,921
			$139,399
		Total Automobiles & Components	$139,399
		Banks - 2.9%
		Diversified Banks - 0.2%
53,972	0.33	Wells Fargo Home Equity Trust, Floating Rate Note, 4/25/37	$52,309
		Thrifts & Mortgage Finance - 2.7%
64,323	0.54	Ameriquest Mortgage Securities, Inc., Floating Rate Note, 11/25/34	$57,774
45,070		Bombardier Capital Mortgage Securitization Corp., 6.65%, 4/15/28	47,179
19,891	0.64	Carrington Mortgage Loan Trust, Floating Rate Note, 9/25/35	19,073
17,536	0.34	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 1/25/37	17,073
140,229	5.07	Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36	127,108
78,732	0.94	Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 5/25/50 (144A)	76,546
24,716	0.78	First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note, 9/25/34	23,378
1,960	0.35	Fremont Home Loan Trust, Floating Rate Note, 2/25/36	1,948
28,917	0.89	GSAMP Trust, Floating Rate Note, 3/25/35	27,363
5,710	0.61	GSAMP Trust, Floating Rate Note, 7/25/45	5,663
62,044		HSBC Home Equity Loan Trust, 5.63%, 3/20/36 (Step)	62,954
100,000		Leaf II Receivables Funding LLC, 4.9%, 2/20/22 (144A)	99,510
25,903		Lehman ABS Manufactured Housing Contract Trust, 5.873%, 4/15/40	27,538
129,288		Local Insight Media Finance LLC, 5.88%, 10/23/37 (144A)	49,129
25,010	0.30	Morgan Stanley ABS Capital I, Floating Rate Note, 12/25/36	13,718
2,077	0.29	Morgan Stanley IXIS Real Estate Capital Trust, Floating Rate Note, 11/25/36	660
170,746	0.50	Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35	163,099
18,426	0.36	Option One Mortgage Loan Trust, Floating Rate Note, 2/25/38	18,089
95,706	0.68	Residential Asset Securities Corp., Floating Rate Note, 8/25/35	91,427
78,694	0.64	Structured Asset Investment Loan Trust, Floating Rate Note, 5/25/35	75,255
			$1,004,484
		Total Banks	$1,056,793
		Diversified Financials - 1.5%
		Other Diversified Financial Services - 0.5%
11,515	0.68	Asset Backed Securities Corp Home Equity, Floating Rate Note, 4/25/35	$11,233
100,000		DT Auto Owner Trust, 3.46%, 1/15/14 (144A)	100,202
24,167		DT Auto Owner Trust, 5.92%, 10/15/15 (144A)	24,512
17,368	0.48	JP Morgan Mortgage Acquisition Corp., Floating Rate Note, 12/25/35	16,106
46,790		Sierra Receivables Funding Co LLC, 5.84%, 5/20/18 (144A)	46,996
			$199,049
		Specialized Finance - 0.8%
67,601		321 Henderson Receivables I LLC, 3.82%, 12/15/48 (144A)	$67,555
120,000		Dominos Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)	122,898
50,000	0.94	Irwin Home Equity Corp., Floating Rate Note, 4/25/30	40,624
12,412	0.67	Mastr Asset Backed Securities Trust, Floating Rate Note, 5/25/35	12,118
63,724	0.59	New Century Home Equity Loan Trust, Floating Rate Note, 3/25/35	58,834
			$302,029
		Consumer Finance - 0.2%
70,000	1.31	SLM Student Loan Trust, Floating Rate Note, 4/27/26 (144A)	$67,680
		Total Diversified Financials	$568,758
		TOTAL ASSET BACKED SECURITIES
		(Cost $1,830,414)	$1,764,950

		COLLATERALIZED MORTGAGE OBLIGATIONS - 18.4%
		Banks - 11.9%
		Thrifts & Mortgage Finance - 11.9%
90,615		Banc of America Alternative Loan Trust, 5.25%, 5/25/34	$91,995
129,022		Banc of America Alternative Loan Trust, 5.5%, 9/25/33	131,250
70,070		Banc of America Alternative Loan Trust, 5.75%, 4/25/33	73,399
37,827		Banc of America Alternative Loan Trust, 6.0%, 3/25/34	38,860
557,848		Bayview Commercial Asset Trust, 3.855%, 9/25/37 (Step) (144A)	51,601
825,554	3.57	Bayview Commercial Asset Trust, Floating Rate Note, 7/25/37 (144A)	57,954
47,565	2.42	Bear Stearns Adjustable Rate Mortgage Trust, Floating Rate Note, 8/25/33	45,775
50,000	0.41	Citigroup Commercial Mortgage Trust, Floating Rate Note, 4/15/22 (144A)	45,792
69,818		Citigroup Mortgage Loan Trust, Inc., 6.75%, 8/25/34	74,321
85,545	2.63	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 9/25/35	84,770
100,000		Commercial Mortgage Pass Through Certificates, 4.063%, 12/10/44	102,166
51,878	0.58	Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/15/17 (144A)	48,184
37,029	0.42	Commercial Mortgage Pass Through Certificates, Floating Rate Note, 6/15/22 (144A)	36,005
42,301		Countrywide Alternative Loan Trust, 4.25%, 4/25/34	42,118
51,283		Countrywide Alternative Loan Trust, 4.75%, 10/25/33	51,671
67,501		Countrywide Alternative Loan Trust, 5.5%, 1/25/35	68,450
83,134		Countrywide Alternative Loan Trust, 5.5%, 8/25/34	78,261
104,562		Countrywide Alternative Loan Trust, 5.75%, 12/25/33	107,355
107,350	4.82	Countrywide Home Loan Mortgage Pass Through Trust, Floating Rate Note, 12/25/33	102,994
112,967	1.49	Deutsche Mortgage Securities, Inc., Floating Rate Note, 6/28/47 (144A)	112,967
6,500,000	1.17	Extended Stay America Trust, Floating Rate Note, 1/5/16 (144A)	54,171
38,241		First Horizon Asset Securities, Inc., 6.0%, 5/25/36	35,960
17,991		First Union Commercial Mortgage Securities, Inc., 7.12%, 11/18/29	18,048
50,000	5.31	GMAC Commercial Mortgage Securities, Inc., Floating Rate Note, 4/10/40	48,791
100,000		GS Mortgage Securities Corp II, 4.209%, 2/10/21 (144A)	97,610
150,000	1.26	GS Mortgage Securities Corp II, Floating Rate Note, 3/6/20 (144A)	147,540
47,341	0.96	Impac CMB Trust, Floating Rate Note, 10/25/34	41,216
19,814	1.04	Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34	18,781
85,562	0.59	Impac Secured Assets CMN Owner Trust, Floating Rate Note, 5/25/36	78,484
100,000	5.15	JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 7/12/35	100,860
171,382		JP Morgan Mortgage Trust, 6.0%, 9/25/34	175,195
15,011	2.27	JP Morgan Mortgage Trust, Floating Rate Note, 10/25/33	15,271
73,919	4.46	JP Morgan Mortgage Trust, Floating Rate Note, 10/25/33	75,389
57,528	2.50	JP Morgan Mortgage Trust, Floating Rate Note, 2/25/34	57,974
55,724	4.89	JP Morgan Mortgage Trust, Floating Rate Note, 2/25/34	56,286
60,293	2.54	JP Morgan Mortgage Trust, Floating Rate Note, 7/25/34	61,300
47,155		LB-UBS Commercial Mortgage Trust, 4.664%, 7/15/30	48,001
44,213	5.41	Lehman Brothers Small Balance Commercial, Floating Rate Note, 12/25/36 (144A)	43,728
57,006		MASTR Alternative Loans Trust, 5.5%, 10/25/19	58,500
151,009		MASTR Alternative Loans Trust, 5.5%, 2/25/35	148,921
206,679		MASTR Alternative Loans Trust, 6.0%, 7/25/34	205,650
85,887	6.80	Mastr Seasoned Securities Trust, Floating Rate Note, 9/25/32	90,247
25,904		Merrill Lynch Mortgage Trust, 4.556%, 6/12/43	26,006
9,546	5.44	Merrill Lynch/Countrywide Commercial Mortgage Trust, Floating Rate Note, 2/12/39	9,544
72,872		PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)	70,981
81,615		Residential Asset Securitization Trust, 5.5%, 7/25/35	73,410
95,195		Residential Funding Mortgage Securities I, 5.25%, 8/25/35	94,996
91,453	0.46	Sequoia Mortgage Trust, Floating Rate Note, 3/20/35	79,441
250,000	3.16	Structured Asset Securities Corp., Floating Rate Note, 12/18/49 (144A)	38,015
40,000		Timberstar Trust, 5.747%, 10/15/36 (144A)	43,808
400,000		Wachovia Bank Commercial Mortgage Trust, 4.803%, 10/15/41	428,994
47,274,173	0.01	Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 6/15/45	34,132
75,000	5.30	WAMU Commercial Mortgage Securities Trust, Floating Rate Note, 5/25/36 (144A)	75,374
66,599	2.54	WaMu Mortgage Pass Through Certificates, Floating Rate Note, 8/25/35	64,141
66,868		Wells Fargo Mortgage Backed Securities Trust, 5.0%, 11/25/36	67,539
142,632		Wells Fargo Mortgage Backed Securities Trust, 5.75%, 3/25/36	141,057
38,776	2.71	Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 10/25/34	38,541
4,323	5.61	Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 4/25/36	4,288
			$4,414,078
		Total Banks	$4,414,078
		Diversified Financials - 4.4%
		Other Diversified Financial Services - 3.7%
79,502		Banc of America Mortgage Securities, Inc., 4.75%, 10/25/20	$79,306
98,135		Banc of America Mortgage Securities, Inc., 5.5%, 11/25/34	102,534
48,062		Banc of America Mortgage Securities, Inc., 5.75%, 1/25/35	49,248
101,716	2.75	Banc of America Mortgage Securities, Inc., Floating Rate Note, 6/25/34	101,397
99,214	2.88	Banc of America Mortgage Securities, Inc., Floating Rate Note, 7/25/33	99,164
61,218		Citicorp Mortgage Securities, Inc., 5.0%, 2/25/36	62,450
52,916	0.36	Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 2/15/22 (144A)	49,212
115,118		JP Morgan Alternative Loan Trust, 6.0%, 3/25/36	81,094
92,126	3.88	La Hipotecaria SA de CV, Floating Rate Note, 9/8/39 (144A)	95,379
250,000		Residential Accredit Loans, Inc., 4.0%, 7/25/33	246,994
82,172		Residential Accredit Loans, Inc., 4.75%, 4/25/34	82,664
256,898		Residential Accredit Loans, Inc., 5.0%, 9/25/19	257,649
65,121		Residential Accredit Loans, Inc., 6.0%, 10/25/34	65,849
			$1,372,940
		Specialized Finance - 0.1%
40,159		CW Capital Cobalt, Ltd., 5.174%, 8/15/48	$40,764
		Asset Management & Custody Banks - 0.1%
52,879	3.46	Jefferies & Co, Inc., Floating Rate Note, 5/26/37 (144A)	$52,735
		Investment Banking & Brokerage - 0.5%
9,531		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.381%, 1/15/49	$9,520
160,000	4.88	Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 7/10/42	170,941
			$180,461
		Total Diversified Financials	$1,646,900
		Real Estate - 1.6%
		Mortgage REIT's - 0.7%
200,000	6.45	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 9/15/34 (144A)	$195,313
25,000	3.49	FREMF Mortgage Trust, Floating Rate Note, 11/25/16	24,753
50,000	4.77	FREMF Mortgage Trust, Floating Rate Note, 4/25/44 (144A)	51,564
			$271,630
		Specialized REIT's - 0.7%
247,753		Entertainment Properties Trust, 5.244%, 2/15/18 (144A)	$252,571
		Real Estate Services - 0.2%
76,141	0.45	Banc of America Large Loan, Inc., Floating Rate Note, 10/15/19 (144A)	$74,618
12,294		Washington Mutual MSC Mortgage Pass-Through CTFS, 7.0%, 7/25/33	12,846
			$87,464
		Total Real Estate	$611,665
		Government - 0.5%
		Government - 0.5%
20,524		Freddie Mac REMICS, 5.0%, 8/15/35	$20,994
2,888,088	0.68	Government National Mortgage Association, Floating Rate Note, 11/16/51	130,319
399,584	1.10	Government National Mortgage Association, Floating Rate Note, 8/16/52	32,302
			$183,615
		Total Government	$183,615
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $7,235,237)	$6,856,258

		CORPORATE BONDS - 35.1%
		Energy - 4.0%
		Oil & Gas Drilling - 0.2%
50,000		Pride International, Inc., 6.875%, 8/15/20	$60,973
		Oil & Gas Equipment & Services - 0.1%
50,000		Weatherford International, Ltd., 5.95%, 4/15/42	$49,646
		Oil & Gas Exploration & Production - 0.7%
71,753		Gazprom OAO Via Gazprom International SA, 7.201%, 2/1/20	$79,073
100,000		TNK-BP Finance SA, 6.625%, 3/20/17 (144A)	110,250
65,000		TNK-BP Finance SA, 7.5%, 7/18/16 (144A)	73,288
			$262,611
		Oil & Gas Refining & Marketing - 0.6%
200,000		Spectra Energy Capital LLC, 6.2%, 4/15/18	$233,598
		Oil & Gas Storage & Transportation - 2.4%
50,000		Boardwalk Pipelines LP, 5.5%, 2/1/17	$54,816
90,000		Buckeye Partners LP, 6.05%, 1/15/18	101,549
250,000		Plains All American Pipeline LP, 6.125%, 1/15/17	289,096
265,000		Questar Pipeline Co., 5.83%, 2/1/18	310,646
50,000		Spectra Energy Capital LLC, 6.75%, 7/15/18	57,500
69,000		The Williams Companies, Inc., 7.75%, 6/15/31	84,056
			$897,663
		Total Energy	$1,504,491
		Materials - 2.7%
		Specialty Chemicals - 0.5%
155,000		Cytec Industries, Inc., 8.95%, 7/1/17	$192,833
		Construction Materials - 0.4%
166,000		Cemex Espana Luxembourg, 9.875%, 4/30/19 (144A)	$159,360
		Paper Packaging - 0.3%
100,000		Sealed Air Corp., 8.125%, 9/15/19 (144A)	$110,375
		Aluminum - 0.5%
150,000		Alcoa, Inc., 6.15%, 8/15/20	$161,471
		Diversified Metals & Mining - 0.7%
185,000		AngloGold Ashanti Holdings PLC, 5.375%, 4/15/20	$190,426
69,000		Teck Resources, Ltd., 10.25%, 5/15/16	79,012
			$269,438
		Steel - 0.3%
115,000		ArcelorMittal , 5.5%, 3/1/21	$112,870
		Total Materials	$1,006,347
		Capital Goods - 1.3%
		Building Products - 0.4%
25,000		Masco Corp., 5.95%, 3/15/22	$25,058
110,000		Masco Corp., 7.125%, 3/15/20	117,598
			$142,656
		Industrial Conglomerates - 0.1%
40,000		Tyco International Finance SA, 8.5%, 1/15/19	$51,841
		Construction & Farm Machinery & Heavy Trucks - 0.2%
65,000		Cummins, Inc., 6.75%, 2/15/27	$77,259
		Trading Companies & Distributors - 0.6%
50,000		ACE Hardware Corp., 9.125%, 6/1/16 (144A)	$52,625
170,000		Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	164,885
			$217,510
		Total Capital Goods	$489,266
		Transportation - 0.2%
		Airlines - 0.2%
60,000		American Airlines 2011-2 Class A Pass Through Trust, 8.625%, 10/15/21	$63,300
		Total Transportation	$63,300
		Automobiles & Components - 0.1%
		Automobile Manufacturers - 0.1%
50,000		Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)	$53,276
		Total Automobiles & Components	$53,276
		Consumer Services - 0.5%
		Education Services - 0.5%
25,000		Massachusetts Institute of Technology, 5.6%, 7/1/11	$31,655
105,000		President and Fellows of Harvard College, 6.3%, 10/1/37	119,853
25,000		Tufts University, 5.017%, 4/15/12	25,386
			$176,894
		Total Consumer Services	$176,894
		Media - 0.3%
		Cable & Satellite - 0.3%
100,000		British Sky Broadcasting Group Plc, 6.1%, 2/15/18 (144A)	$117,302
		Total Media	$117,302
		Food & Staples Retailing - 0.4%
		Drug Retail - 0.4%
48,331		CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	$50,201
87,547		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	92,875
			$143,076
		Total Food & Staples Retailing	$143,076
		Food, Beverage & Tobacco - 0.4%
		Packaged Foods & Meats - 0.4%
120,000		Kraft Foods, Inc., 6.5%, 2/9/40	$147,664
		Total Food, Beverage & Tobacco	$147,664
		Pharmaceuticals, Biotechnology & Life Sciences - 0.4%
		Life Sciences Tools & Services - 0.4%
135,000		Agilent Technologies, Inc., 6.5%, 11/1/17	$162,374
		Total Pharmaceuticals, Biotechnology & Life Sciences	$162,374
		Banks - 4.2%
		Diversified Banks - 0.6%
220,000		Barclays Bank Plc, 6.05%, 12/4/17 (144A)	$226,212
		Regional Banks - 3.6%
85,000		Capital One Capital VI, 8.875%, 5/15/40	$85,571
145,000		Mellon Funding Corp., 5.5%, 11/15/18	164,992
250,000	8.25	PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49	256,520
75,000	6.75	PNC Financial Services Group, Inc., Floating Rate Note, 7/29/49	79,074
490,000	5.46	State Street Capital Trust III, Floating Rate Note, 1/29/49	491,917
210,000		Wachovia Bank NA, 6.0%, 11/15/17	241,243
			$1,319,317
		Total Banks	$1,545,529
		Diversified Financials - 7.5%
		Other Diversified Financial Services - 2.0%
225,000		Alterra Finance LLC, 6.25%, 9/30/20	$236,977
140,000		General Electric Capital Corp., 5.3%, 2/11/21	151,625
315,000	7.90	JPMorgan Chase & Co., Floating Rate Note, 4/29/49	345,089
			$733,691
		Specialized Finance - 0.6%
180,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/18	$210,504
		Consumer Finance - 1.1%
415,000	4.00	SLM Corp., Floating Rate Note, 7/25/14	$417,154
		Asset Management & Custody Banks - 0.6%
205,000		Eaton Vance Corp., 6.5%, 10/2/17	$233,390
		Investment Banking & Brokerage - 3.2%
94,453		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$101,724
300,000	5.79	Goldman Sachs Capital II, Floating Rate Note, 6/1/43	205,875
200,000		Jefferies Group, Inc., 6.875%, 4/15/21	203,500
190,000		Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	189,769
185,000		Morgan Stanley, 5.5%, 1/26/20	180,427
190,000		Morgan Stanley, 6.625%, 4/1/18	200,073
115,000		Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)	112,659
			$1,194,027
		Total Diversified Financials	$2,788,766
		Insurance - 4.3%
		Life & Health Insurance - 2.2%
75,000		Delphi Financial Group, Inc., 7.875%, 1/31/20	$87,657
210,000	6.05	Lincoln National Corp., Floating Rate Note, 4/20/67	195,825
160,000		MetLife, Inc., 10.75%, 8/1/39	219,600
270,000		Protective Life Corp., 7.375%, 10/15/19	298,798
			$801,880
		Multi-line Insurance - 0.3%
100,000		Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)	$107,242
		Property & Casualty Insurance - 1.7%
100,000		Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)	$104,757
100,000	7.51	Sirius International Group, Ltd., Floating Rate Note, 5/29/49 (144A)	96,050
50,000		The Hanover Insurance Group, Inc., 7.5%, 3/1/20	56,586
365,000		The Hanover Insurance Group, Inc., 7.625%, 10/15/25	394,788
			$652,181
		Reinsurance - 0.1%
45,000	6.75	Reinsurance Group of America, Inc., Floating Rate Note, 12/15/65	$41,625
		Total Insurance	$1,602,928
		Real Estate - 2.7%
		Diversified REIT's - 0.8%
175,000		Dexus Property Group, 7.125%, 10/15/14 (144A)	$188,901
60,000		Digital Realty Trust LP, 4.5%, 7/15/15	62,989
45,000		Digital Realty Trust LP, 5.875%, 2/1/20	49,015
			$300,905
		Office REIT's - 0.1%
20,000		Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	$19,578
		Specialized REIT's - 1.2%
260,000		Health Care Real Estate Investment Trust, Inc., 6.0%, 11/15/13	$275,454
150,000		Healthcare Realty Trust, Inc., 6.5%, 1/17/17	164,452
			$439,906
		Diversified Real Estate Activities - 0.6%
200,000		WEA Finance LLC, 7.125%, 4/15/18 (144A)	$235,631
		Total Real Estate	$996,020
		Software & Services - 0.1%
		Data Processing & Outsourced Services - 0.1%
22,000		First Data Corp., 8.25%, 1/15/21 (144A)	$21,505
		Total Software & Services	$21,505
		Telecommunication Services - 1.3%
		Integrated Telecommunication Services - 0.3%
25,000		GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)	$24,856
75,000		Telefonica Emisiones SAU, 6.221%, 7/3/17	79,273
			$104,129
		Wireless Telecommunication Services - 1.0%
180,000		Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	$185,205
100,000		GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)	102,722
75,000		WCP Wireless Site Funding LLC, 6.829%, 11/15/15 (144A)	78,054
			$365,981
		Total Telecommunication Services	$470,110
		Utilities - 4.7%
		Electric Utilities - 2.5%
30,000		Commonwealth Edison Co., 6.15%, 9/15/17	$36,099
79,694		Crockett Cogeneration LP, 5.869%, 3/30/25 (144A)	80,135
59,295		FPL Energy National Wind Portfolio LLC, 6.125%, 3/25/19 (144A)	58,061
200,000		Israel Electric Corp, Ltd., 7.25%, 1/15/19 (144A)	204,137
60,000		Nevada Power Co., 6.5%, 8/1/18	73,871
33,824		Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)	34,500
100,000		Public Service Co of New Mexico, 7.95%, 5/15/18	121,399
75,000	6.25	Southern California Edison Co., Floating Rate Note, 8/1/49	76,592
225,000		West Penn Power Co., 5.95%, 12/15/17 (144A)	261,790
			$946,584
		Gas Utilities - 0.7%
247,411		Nakilat, Inc., 6.267%, 12/31/33 (144A)	$268,250
		Multi-Utilities - 0.7%
215,000		New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)	$241,563
		Independent Power Producers & Energy Traders - 0.8%
140,000		Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	$147,342
150,813		Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)	160,810
			$308,152
		Total Utilities	$1,764,549
		TOTAL CORPORATE BONDS
		(Cost $11,670,638)	$13,053,397

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 19.4%
43,608		Fannie Mae, 4.0%, 11/1/41	$45,772
57,775		Fannie Mae, 4.0%, 12/1/41	60,641
54,741		Fannie Mae, 4.5%, 12/1/41	58,411
26,943		Fannie Mae, 4.5%, 4/1/41	28,699
34,576		Fannie Mae, 5.0%, 6/1/40	37,367
58,085		Fannie Mae, 5.0%, 7/1/19	63,212
26,899		Fannie Mae, 5.0%, 7/1/40	29,070
46,128		Fannie Mae, 5.5%, 12/1/34	50,626
7,293		Fannie Mae, 5.5%, 2/1/33	7,892
58,121		Fannie Mae, 5.5%, 3/1/18	63,414
85,751		Fannie Mae, 5.5%, 9/1/33	94,235
107,408		Fannie Mae, 5.9%, 7/1/28	120,340
9,124		Fannie Mae, 6.0%, 1/1/29	10,193
11,805		Fannie Mae, 6.0%, 10/1/32	13,188
13,670		Fannie Mae, 6.0%, 11/1/32	15,271
47,790		Fannie Mae, 6.0%, 11/1/32	53,389
26,813		Fannie Mae, 6.0%, 12/1/31	29,954
33,012		Fannie Mae, 6.0%, 4/1/33	36,880
75,107		Fannie Mae, 6.0%, 5/1/33	83,907
6,311		Fannie Mae, 6.0%, 6/1/15	6,533
41,127		Fannie Mae, 6.0%, 6/1/33	45,946
67,688		Fannie Mae, 6.0%, 7/1/34	75,564
21,433		Fannie Mae, 6.0%, 7/1/38	23,636
27,476		Fannie Mae, 6.0%, 9/1/29	30,695
28,821		Fannie Mae, 6.0%, 9/1/34	32,059
4,825		Fannie Mae, 6.5%, 1/1/15	5,145
11,561		Fannie Mae, 6.5%, 1/1/32	13,167
8,866		Fannie Mae, 6.5%, 10/1/31	10,098
2,859		Fannie Mae, 6.5%, 10/1/31	3,256
10,568		Fannie Mae, 6.5%, 11/1/28	12,089
8,514		Fannie Mae, 6.5%, 2/1/32	9,698
38,325		Fannie Mae, 6.5%, 3/1/32	43,651
5,432		Fannie Mae, 6.5%, 3/1/32	6,214
12,210		Fannie Mae, 6.5%, 4/1/29	14,050
14,030		Fannie Mae, 6.5%, 4/1/32	15,980
8,861		Fannie Mae, 6.5%, 7/1/21	9,926
52,419		Fannie Mae, 6.5%, 7/1/34	59,519
15,564		Fannie Mae, 6.5%, 8/1/32	17,727
21,881		Fannie Mae, 6.5%, 8/1/32	24,922
16,356		Fannie Mae, 6.5%, 8/1/32	18,629
3,723		Fannie Mae, 6.5%, 9/1/32	4,240
7,484		Fannie Mae, 7.0%, 1/1/32	8,871
1,048		Fannie Mae, 7.0%, 11/1/29	1,214
4,433		Fannie Mae, 7.0%, 7/1/31	5,139
6,444		Fannie Mae, 7.0%, 8/1/19	7,309
9,774		Fannie Mae, 7.0%, 9/1/18	11,019
20,323		Fannie Mae, 7.0%, 9/1/30	23,550
4,697		Fannie Mae, 7.5%, 2/1/31	5,619
14,626		Fannie Mae, 8.0%, 10/1/30	17,710
18,848		Fannie Mae, 8.0%, 2/1/29	22,515
3,909		Fannie Mae, 8.0%, 2/1/30	4,160
2,773		Fannie Mae, 8.0%, 2/1/30	2,863
53,172		Fannie Mae, 8.0%, 3/1/31	64,360
1,972		Fannie Mae, 8.0%, 4/1/30	2,382
2,213		Fannie Mae, 8.0%, 5/1/31	2,569
7,226		Fannie Mae, 8.0%, 7/1/30	8,740
8,284		Fannie Mae, 9.5%, 2/1/21	8,455
58,443		Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	63,002
31,790		Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	34,293
53,328		Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	57,480
72,563		Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	79,468
24,233		Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	27,104
9,808		Federal Home Loan Mortgage Corp., 6.0%, 10/1/32	10,976
26,831		Federal Home Loan Mortgage Corp., 6.0%, 11/1/32	30,027
32,425		Federal Home Loan Mortgage Corp., 6.0%, 12/1/32	36,286
15,315		Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	16,934
52,140		Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	58,350
14,680		Federal Home Loan Mortgage Corp., 6.5%, 1/1/29	16,783
28,189		Federal Home Loan Mortgage Corp., 6.5%, 10/1/31	32,228
10,057		Federal Home Loan Mortgage Corp., 6.5%, 2/1/32	11,448
4,552		Federal Home Loan Mortgage Corp., 6.5%, 3/1/32	5,182
5,049		Federal Home Loan Mortgage Corp., 6.5%, 3/1/32	5,748
7,559		Federal Home Loan Mortgage Corp., 6.5%, 4/1/31	8,604
53,242		Federal Home Loan Mortgage Corp., 6.5%, 4/1/32	60,603
18,025		Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	20,838
30,735		Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	34,811
5,313		Federal Home Loan Mortgage Corp., 7.0%, 2/1/31	6,198
7,047		Federal Home Loan Mortgage Corp., 7.0%, 3/1/32	8,248
636		Federal Home Loan Mortgage Corp., 7.0%, 4/1/30	741
9,204		Federal Home Loan Mortgage Corp., 7.0%, 4/1/32	10,738
7,341		Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	7,994
19,186		Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	20,890
9,189		Federal Home Loan Mortgage Corp., 7.5%, 8/1/31	11,020
123,580		Government National Mortgage Association I, 4.5%, 12/15/18	134,622
46,657		Government National Mortgage Association I, 4.5%, 4/15/20	50,767
56,800		Government National Mortgage Association I, 4.5%, 8/15/41	61,990
67,272		Government National Mortgage Association I, 5.0%, 7/15/17	73,987
58,514		Government National Mortgage Association I, 5.0%, 7/15/19	64,154
64,825		Government National Mortgage Association I, 5.0%, 9/15/33	71,795
76,026		Government National Mortgage Association I, 5.5%, 10/15/34	85,317
33,585		Government National Mortgage Association I, 5.5%, 3/15/33	37,752
81,035		Government National Mortgage Association I, 5.5%, 4/15/33	91,090
61,075		Government National Mortgage Association I, 5.5%, 7/15/33	68,653
108,267		Government National Mortgage Association I, 5.5%, 8/15/33	121,702
83,313		Government National Mortgage Association I, 5.72%, 10/15/29	93,599
25,124		Government National Mortgage Association I, 6.0%, 1/15/33	28,573
33,032		Government National Mortgage Association I, 6.0%, 10/15/32	37,530
23,683		Government National Mortgage Association I, 6.0%, 10/15/32	26,952
10,832		Government National Mortgage Association I, 6.0%, 10/15/32	12,327
83,013		Government National Mortgage Association I, 6.0%, 11/15/32	95,134
59,972		Government National Mortgage Association I, 6.0%, 11/15/32	68,139
53,731		Government National Mortgage Association I, 6.0%, 12/15/33	61,098
59,213		Government National Mortgage Association I, 6.0%, 2/15/18	65,313
38,465		Government National Mortgage Association I, 6.0%, 2/15/29	43,703
1,037		Government National Mortgage Association I, 6.0%, 4/15/14	1,139
50,188		Government National Mortgage Association I, 6.0%, 4/15/28	56,829
29,373		Government National Mortgage Association I, 6.0%, 5/15/17	31,556
2,542		Government National Mortgage Association I, 6.0%, 8/15/13	2,604
33,137		Government National Mortgage Association I, 6.0%, 8/15/19	35,822
43,770		Government National Mortgage Association I, 6.0%, 8/15/34	49,802
70,937		Government National Mortgage Association I, 6.0%, 8/15/34	81,151
42,988		Government National Mortgage Association I, 6.0%, 9/15/32	49,265
7,976		Government National Mortgage Association I, 6.5%, 10/15/31	9,272
16,903		Government National Mortgage Association I, 6.5%, 12/15/31	19,733
7,903		Government National Mortgage Association I, 6.5%, 12/15/31	9,227
72,088		Government National Mortgage Association I, 6.5%, 12/15/32	83,903
7,884		Government National Mortgage Association I, 6.5%, 2/15/29	9,205
5,969		Government National Mortgage Association I, 6.5%, 3/15/26	6,868
28,146		Government National Mortgage Association I, 6.5%, 4/15/17	30,658
4,974		Government National Mortgage Association I, 6.5%, 4/15/17	5,501
7,237		Government National Mortgage Association I, 6.5%, 4/15/32	8,449
8,464		Government National Mortgage Association I, 6.5%, 4/15/32	9,808
43,044		Government National Mortgage Association I, 6.5%, 5/15/29	50,000
16,713		Government National Mortgage Association I, 6.5%, 5/15/29	19,400
11,025		Government National Mortgage Association I, 6.5%, 5/15/31	12,871
9,814		Government National Mortgage Association I, 6.5%, 6/15/17	10,854
12,390		Government National Mortgage Association I, 6.5%, 6/15/28	14,457
14,507		Government National Mortgage Association I, 6.5%, 6/15/28	16,823
33,761		Government National Mortgage Association I, 6.5%, 6/15/31	39,246
7,431		Government National Mortgage Association I, 6.5%, 6/15/32	8,675
5,229		Government National Mortgage Association I, 6.5%, 6/15/32	6,059
10,359		Government National Mortgage Association I, 6.5%, 6/15/32	12,003
24,018		Government National Mortgage Association I, 6.5%, 7/15/31	27,920
13,836		Government National Mortgage Association I, 6.5%, 7/15/32	16,084
10,612		Government National Mortgage Association I, 6.5%, 9/15/31	12,389
5,774		Government National Mortgage Association I, 7.0%, 1/15/26	6,738
8,620		Government National Mortgage Association I, 7.0%, 1/15/29	10,208
13,537		Government National Mortgage Association I, 7.0%, 11/15/28	15,992
4,637		Government National Mortgage Association I, 7.0%, 11/15/30	5,504
1,707		Government National Mortgage Association I, 7.0%, 12/15/30	2,025
22,219		Government National Mortgage Association I, 7.0%, 2/15/28	26,249
2,378		Government National Mortgage Association I, 7.0%, 2/15/31	2,828
18,973		Government National Mortgage Association I, 7.0%, 4/15/28	22,414
6,061		Government National Mortgage Association I, 7.0%, 4/15/28	7,160
6,499		Government National Mortgage Association I, 7.0%, 5/15/31	7,728
44,105		Government National Mortgage Association I, 7.0%, 5/15/32	52,085
14,235		Government National Mortgage Association I, 7.0%, 6/15/29	16,859
27,051		Government National Mortgage Association I, 7.0%, 7/15/26	31,571
3,113		Government National Mortgage Association I, 7.0%, 7/15/29	3,687
10,794		Government National Mortgage Association I, 7.0%, 7/15/29	12,716
7,307		Government National Mortgage Association I, 7.0%, 8/15/31	8,689
2,405		Government National Mortgage Association I, 7.0%, 9/15/27	2,824
2,102		Government National Mortgage Association I, 7.5%, 1/15/31	2,281
1,667		Government National Mortgage Association I, 7.5%, 10/15/22	1,916
7,137		Government National Mortgage Association I, 7.5%, 10/15/29	8,536
8,140		Government National Mortgage Association I, 7.5%, 11/15/29	8,424
1,204		Government National Mortgage Association I, 7.5%, 6/15/23	1,389
637		Government National Mortgage Association I, 7.5%, 8/15/23	688
0		Government National Mortgage Association I, 7.5%, 8/15/29	0
56,805		Government National Mortgage Association II, 4.5%, 9/20/41	61,986
38,939		Government National Mortgage Association II, 5.0%, 1/20/20	42,662
66,065		Government National Mortgage Association II, 5.0%, 11/20/19	72,412
132,635		Government National Mortgage Association II, 5.9%, 2/20/28	148,885
51,692		Government National Mortgage Association II, 6.0%, 11/20/33	58,459
16,253		Government National Mortgage Association II, 6.0%, 12/20/18	17,845
16,540		Government National Mortgage Association II, 6.0%, 6/20/16	18,116
42,345		Government National Mortgage Association II, 6.0%, 7/20/19	46,652
11,710		Government National Mortgage Association II, 6.5%, 12/20/28	13,455
8,470		Government National Mortgage Association II, 6.5%, 8/20/28	9,733
7,325		Government National Mortgage Association II, 6.5%, 9/20/31	8,582
3,802		Government National Mortgage Association II, 7.0%, 1/20/31	4,518
21,172		Government National Mortgage Association II, 7.0%, 2/20/29	25,061
12,429		Government National Mortgage Association II, 7.0%, 5/20/26	14,498
2,021		Government National Mortgage Association II, 7.5%, 8/20/27	2,397
847		Government National Mortgage Association II, 8.0%, 8/20/25	1,013
144,517		New Valley Generation I, 7.299%, 3/15/19	174,142
600,000		U.S. Treasury Bonds, 4.375%, 5/15/41	721,313
500,000		U.S. Treasury Bonds, 4.5%, 2/15/36	610,312
250,000		U.S. Treasury Notes, 0.25%, 10/31/13	249,766
250,000		U.S. Treasury Notes, 1.5%, 6/30/16	256,621
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $6,561,076)	$7,216,383

		FOREIGN GOVERNMENT BONDS - 0.5%
200,000		Russian Foreign Bond - Eurobond, 4.5%, 4/4/22 (144A)	$199,400
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $198,554)	$199,400

		MUNICIPAL BONDS - 6.0%
		Municipal Airport - 0.2%
75,000		Indianapolis Airport Authority, 5.1%, 1/15/17	$84,575

		Municipal Development - 0.4%
135,000		Selma Industrial Development Board, 5.8%, 5/1/34	$143,674

		Municipal General - 0.3%
75,000		New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41	$84,514
25,000		New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33	28,095
			$112,609
		Higher Municipal Education - 3.1%
150,000		Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40	$164,560
35,000		Houston Higher Education Finance Corp., 4.5%, 11/15/37	36,319
75,000		Houston Higher Education Finance Corp., 5.0%, 5/15/40	83,792
70,000		Massachusetts Development Finance Agency, 5.0%, 10/15/40	78,738
75,000		Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32	102,607
60,000		Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36	73,097
170,000		Missouri State Health & Educational Facilities Authority, 5.0%, 11/15/39	188,731
65,000		New York State Dormitory Authority, 5.0%, 10/1/41	73,169
25,000		New York State Dormitory Authority, 5.0%, 7/1/35	27,990
200,000		New York State Dormitory Authority, 5.0%, 7/1/38	219,882
50,000		New York State Dormitory Authority, 5.0%, 7/1/40	55,258
50,000		Permanent University Fund, 5.0%, 7/1/30	59,776
			$1,163,919
		Municipal Medical - 0.1%
50,000		Massachusetts Development Finance Agency, 5.25%, 4/1/37	$54,253

		Municipal Pollution - 0.3%
60,000		County of Sweetwater Wyoming, 5.6%, 12/1/35	$61,058
60,000		Courtland Industrial Development Board, 5.0%, 8/1/27	60,047
			$121,105
		Municipal Transportation - 0.2%
50,000		Harris County Metropolitan Transit Authority, 5.0%, 11/1/41	$54,908

		Municipal Water - 0.9%
25,000		City of Charleston South Carolina, 5.0%, 1/1/35	$28,227
150,000		City of Charleston South Carolina, 5.0%, 1/1/41	167,548
50,000		Hampton Roads Sanitation District, 5.0%, 4/1/38	53,860
40,000		Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/30	45,874
35,000		Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/32	39,828
			$335,337
		Municipal Obligation - 0.5%
100,000		State of Washington, 5.0%, 7/1/18	$120,614
50,000		State of Washington, 5.0%, 8/1/39	55,090
			$175,704
		TOTAL MUNICIPAL BONDS
		(Cost $2,043,089)	$2,246,084

		SENIOR FLOATING RATE LOAN INTERESTS - 11.1%
		Energy - 0.3%
		Oil & Gas Refining & Marketing - 0.3%
106,851	4.25	Pilot Travel Centers LLC, Initial Tranche B Term Loan, 3/7/18	$107,278
		Total Energy	$107,278
		Materials - 0.4%
		Diversified Chemicals - 0.0%
3,979	8.00	Ineos US Finance LLC, Senior Credit Facility Term C2, 12/16/14	$4,135
		Precious Metals & Minerals - 0.4%
139,500	5.25	Fairmount Minerals, Ltd., Tranche B Term Loan, 3/1/17	$139,936
		Total Materials	$144,071
		Commercial Services & Supplies - 0.4%
		Environmental & Facilities Services - 0.4%
172,252	2.25	Synagro Technologies, Inc., Term Loan (First Lien), 4/2/14	$155,457
		Total Commercial Services & Supplies	$155,457
		Transportation - 0.2%
		Air Freight & Logistics - 0.2%
19,383	0.00	CEVA Group Plc, Dollar Tranche B Pre Funded L/C, 8/31/16	$18,081
25,103	5.55	CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16	23,398
31,645	5.55	CEVA Group Plc, US Tranche B Term Loan, 8/31/16	29,496
			$70,975
		Total Transportation	$70,975
		Automobiles & Components - 1.8%
		Auto Parts & Equipment - 1.3%
139,131	2.75	Allison Transmission, Inc., Term B-1 Loan, 8/7/14	$138,371
71,182	2.18	Federal-Mogul Corp., Tranche B Term Loan, 12/29/14	68,582
36,317	2.18	Federal-Mogul Corp., Tranche C Term Loan, 12/28/15	34,991
224,183	4.25	Tomkins LLC, Term B-1 Loan, 9/21/16	224,510
			$466,454
		Tires & Rubber - 0.5%
205,000	1.75	The Goodyear Tire & Rubber Co., Loan (Second Lien), 4/30/14	$204,701
		Total Automobiles & Components	$671,155
		Consumer Services - 0.6%
		Restaurants - 0.6%
233,703	4.50	Burger King Holdings, Inc., Tranche B Term Loan, 10/30/16	$233,691
		Total Consumer Services	$233,691
		Media - 1.5%
		Broadcasting - 0.4%
0	0.00	Telesat Canada, U.S. Term I Loan, 10/31/14	$0
174,829	4.49	Univision Communications, Inc., Extended First-Lien Term Loan, 3/29/17	162,469
			$162,469
		Movies & Entertainment - 0.7%
172,063	5.25	Cinedigm Digital Funding I LLC, Term Loan, 3/31/16	$171,741
98,000	4.50	Live Nation Entertainment, Inc., Term B Loan, 10/20/16	98,143
			$269,884
		Publishing - 0.4%
142,990	4.50	Interactive Data Corp., Term B Loan, 1/31/18	$143,377
		Total Media	$575,730
		Household & Personal Products - 0.6%
		Personal Products - 0.6%
215,357	4.25	NBTY, Inc., Term B-1 Loan, 10/1/17	$215,896
		Total Household & Personal Products	$215,896
		Health Care Equipment & Services - 2.1%
		Health Care Supplies - 0.5%
36,940	3.49	Bausch & Lomb, Inc., Delayed Draw Term Loan, 4/24/15	$36,931
151,182	3.67	Bausch & Lomb, Inc., Parent Term Loan, 4/24/15	151,144
			$188,075
		Health Care Facilities - 0.9%
30,953	3.49	HCA Holdings, Inc., Tranche B-3 Term Loan, 5/1/18	$30,387
74,231	3.72	HCA, Inc., Tranche B-2 Term Loan, 3/17/17	72,997
225,922	3.75	Universal Health Services, Inc., Tranche B Term Loan 2011, 11/30/16	226,063
			$329,447
		Health Care Technology - 0.7%
245,004	4.50	IMS Health, Inc., Tranche B Dollar Term Loan (2011), 8/31/17	$246,076
		Total Health Care Equipment & Services	$763,598
		Pharmaceuticals, Biotechnology & Life Sciences - 0.5%
		Life Sciences Tools & Services - 0.5%
188,696	0.00	Catalent Pharma Solutions, Inc., Extended Dollar Term-1 Loan, 9/15/16	$187,045
		Total Pharmaceuticals, Biotechnology & Life Sciences	$187,045
		Diversified Financials - 0.8%
		Specialized Finance - 0.6%
213,423	3.50	MSCI, Inc., Term B-1 Loan, 3/14/17	$213,556
		Investment Banking & Brokerage - 0.2%
100,000	0.00	LPL Holdings, Inc., 3/6/19	$100,146
		Total Diversified Financials	$313,702
		Insurance - 0.7%
		Insurance Brokers - 0.7%
49,308	2.97	HUB International Holdings, Inc., Delayed Draw Term Loan, 6/13/14	$48,741
219,349	2.97	HUB International Holdings, Inc., Initial Term Loan, 6/13/14	217,841
			$266,582
		Total Insurance	$266,582
		Software & Services - 0.6%
		IT Consulting & Other Services - 0.3%
101,833	3.99	SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17	$102,266
		Data Processing & Outsourced Services - 0.2%
34,286	4.25	Fidelity National Information Services, Inc., Term B Loan, 7/18/16	$34,521
3,383	5.24	First Data Corp., 2017 Dollar Term Loan, 3/24/17	3,245
44,590	4.24	First Data Corp., 2018 Dollar Term Loan, 3/24/18	40,744
			$78,510
		Systems Software - 0.1%
24,707	3.75	The Reynolds & Reynolds Co., Tranche B Term Loan, 3/9/18	$24,661
		Total Software & Services	$205,437
		Telecommunication Services - 0.2%
		Wireless Telecommunication Services - 0.2%
90,000	3.24	Intelsat Jackson Holdings SA, Term Loan (Unsecured), 2/1/14	$88,650
		Total Telecommunication Services	$88,650
		Utilities - 0.4%
		Electric Utilities - 0.4%
234,193	4.74	Texas Competitive Electric Holdings Co LLC, 2017 Term Loan (Extending), 10/10/17	$130,782
		Total Utilities	$130,782
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS
		(Cost $4,131,300)	$4,130,049

		TEMPORARY CASH INVESTMENTS - 2.0%
		Repurchase Agreements - 2.0%
725,000		JPMorgan, Inc., 0.13%, dated 3/30/12, repurchase price of $725,000
		plus accrued interest on 4/2/12 collateralized by $739,504 Federal
		National Mortgage Association (ARM), 0.76-5.996%, 6/1/17-4/1/42	$725,000

		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $725,000)	$725,000

		TOTAL INVESTMENT IN SECURITIES - 99.7%	$37,069,245
		(Cost $35,201,660) (a)
		OTHER ASSETS & LIABILITIES - 0.3%	$125,160
		TOTAL NET ASSETS - 100.0%	$37,194,405

REIT		Real Estate Investment Trust

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2012, the value of these securities amounted to $6,829,183 or 18.4% of total net assets.

**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

(a)		At March 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $35,118,025 was as follows:

		Aggregate gross unrealized gain for all investments in which
		there is an excess of value over tax cost	$2,909,371

		Aggregate gross unrealized loss for all investments in which
		there is an excess of tax cost over value	(958,151)

		Net unrealized gain	$1,951,220

(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities using fair value methods are categorized as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$201,250	$-	$201,250
Preferred Stocks	167,742	-	-	167,742
Convertible Preferred Stocks	396,428	112,304	-	508,732
Asset Backed Securities	-	1,764,950	-	1,764,950
Collateralized Mortgage Obligations	-	6,856,258	-	6,856,258
Corporate Bonds	-	13,053,397	-	13,053,397
U.S. Government and Agency Obligations	-	7,216,383	-	7,216,383
Foreign Government Bonds	-	199,400	-	199,400
Municipal Bonds	-	2,246,084	-	2,246,084
Senior Floating Rate Loan Interests	-	4,130,049	-	4,130,049
Temporary Cash Investments	-	725,000	-	725,000
Total	$564,170	$36,505,075	$-	$37,069,245
Other Financial Instruments*	$(7,710)	$-	$-	$(7,710)

* Other financial instruments include futures contracts.

	Pioneer Fund VCT Portfolio
	Schedule of Investments 3/31/12 (unaudited)

Shares		Value
	COMMON STOCKS - 99.2%
	Energy - 11.9%
	Oil & Gas Drilling - 0.9%
29,627	Ensco Plc (A.D.R.)	$1,568,157
12,940	Helmerich & Payne, Inc.	698,113
		$2,266,270
	Oil & Gas Equipment & Services - 1.5%
17,479	Cameron International Corp. *	$923,416
38,904	McDermott International, Inc. *	498,360
31,784	Schlumberger, Ltd.	2,222,655
		$3,644,431
	Integrated Oil & Gas - 5.0%
35,987	BP Plc (A.D.R.)	$1,619,415
22,894	Chevron Corp.	2,455,153
42,239	ConocoPhillips	3,210,586
36,432	Exxon Mobil Corp.	3,159,747
30,287	Hess Corp.	1,785,419
		$12,230,320
	Oil & Gas Exploration & Production - 4.0%
9,095	Anadarko Petroleum Corp.	$712,502
38,816	Apache Corp.	3,898,679
17,731	Devon Energy Corp.	1,261,029
50,160	Marathon Oil Corp.	1,590,072
75,040	Southwestern Energy Co. *	2,296,224
		$9,758,506
	Oil & Gas Refining & Marketing - 0.5%
25,205	Marathon Petroleum Corp. *	$1,092,889
	Total Energy	$28,992,416
	Materials - 5.3%
	Diversified Chemicals - 0.8%
37,052	EI du Pont de Nemours & Co.	$1,960,051
	Fertilizers & Agricultural Chemicals - 0.5%
20,836	The Mosaic Co.	$1,152,022
	Industrial Gases - 1.0%
27,099	Airgas, Inc.	$2,410,998
	Specialty Chemicals - 0.6%
25,403	Ecolab, Inc.	$1,567,873
	Aluminum - 0.3%
70,655	Alcoa, Inc.	$707,963
	Diversified Metals & Mining - 2.0%
45,979	Freeport-McMoRan Copper & Gold, Inc.	$1,749,041
55,298	Rio Tinto Plc	3,047,958
		$4,796,999
	Paper Products - 0.1%
10,128	International Paper Co.	$355,493
	Total Materials	$12,951,399
	Capital Goods - 8.2%
	Aerospace & Defense - 1.1%
31,199	United Technologies Corp.	$2,587,645
	Construction & Engineering - 0.3%
19,576	KBR, Inc.	$695,927
	Electrical Components & Equipment - 1.3%
27,587	Emerson Electric Co.	$1,439,490
19,969	Rockwell Automation, Inc.	1,591,529
		$3,031,019
	Industrial Conglomerates - 1.8%
23,557	3M Co.	$2,101,520
115,153	General Electric Co.	2,311,121
		$4,412,641
	Construction & Farm Machinery & Heavy Trucks - 2.9%
32,561	Deere & Co.	$2,634,185
95,565	PACCAR, Inc.	4,475,309
		$7,109,494
	Industrial Machinery - 0.8%
16,660	Illinois Tool Works, Inc.	$951,619
12,598	Parker Hannifin Corp.	1,065,161
		$2,016,780
	Total Capital Goods	$19,853,506
	Transportation - 3.7%
	Air Freight & Logistics - 0.5%
14,001	United Parcel Service, Inc. (Class B)	$1,130,161
	Railroads - 3.2%
45,984	Canadian National Railway Co.	$3,652,509
62,939	Norfolk Southern Corp.	4,143,274
		$7,795,783
	Total Transportation	$8,925,944
	Automobiles & Components - 2.8%
	Auto Parts & Equipment - 1.9%
20,257	BorgWarner, Inc. *	$1,708,475
89,751	Johnson Controls, Inc.	2,915,112
		$4,623,587
	Automobile Manufacturers - 0.9%
181,098	Ford Motor Co.	$2,261,914
	Total Automobiles & Components	$6,885,501
	Consumer Durables & Apparel - 1.4%
	Apparel, Accessories & Luxury Goods - 1.4%
43,059	Coach, Inc.	$3,327,600
	Total Consumer Durables & Apparel	$3,327,600
	Consumer Services - 0.3%
	Restaurants - 0.3%
10,823	Starbucks Corp.	$604,897
	Total Consumer Services	$604,897
	Media - 3.5%
	Broadcasting - 0.4%
31,284	CBS Corp. (Class B)	$1,060,840
	Movies & Entertainment - 0.2%
12,061	The Walt Disney Co.	$528,031
	Publishing - 2.9%
108,688	John Wiley & Sons, Inc. (Class A)	$5,172,462
35,572	The McGraw-Hill Companies, Inc.	1,724,175
		$6,896,637
	Total Media	$8,485,508
	Retailing - 4.2%
	Department Stores - 1.7%
36,868	Macys, Inc.	$1,464,766
47,452	Nordstrom, Inc.	2,644,025
		$4,108,791
	General Merchandise Stores - 1.5%
62,253	Target Corp.	$3,627,482
	Home Improvement Retail - 1.0%
82,263	Lowe's Companies, Inc.	$2,581,413
	Total Retailing	$10,317,686
	Food & Staples Retailing - 1.7%
	Drug Retail - 1.1%
78,232	Walgreen Co.	$2,619,990
	Food Distributors - 0.6%
47,913	Sysco Corp.	$1,430,682
	Total Food & Staples Retailing	$4,050,672
	Food, Beverage & Tobacco - 4.8%
	Packaged Foods & Meats - 4.8%
65,850	General Mills, Inc.	$2,597,782
54,445	HJ Heinz Co.	2,915,530
47,100	Kraft Foods, Inc.	1,790,271
69,241	The Hershey Co.	4,246,551
		$11,550,134
	Total Food, Beverage & Tobacco	$11,550,134
	Household & Personal Products - 3.3%
	Household Products - 2.6%
47,962	Colgate-Palmolive Co.	$4,689,724
9,243	The Clorox Co.	635,456
14,398	The Procter & Gamble Co.	967,690
		$6,292,870
	Personal Products - 0.7%
29,320	The Estee Lauder Companies, Inc.	$1,816,081
	Total Household & Personal Products	$8,108,951
	Health Care Equipment & Services - 7.8%
	Health Care Equipment - 6.3%
20,884	Baxter International, Inc.	$1,248,446
56,003	Becton Dickinson and Co.	4,348,633
20,748	Covidien Plc	1,134,501
35,162	CR Bard, Inc.	3,471,193
162,092	Smith & Nephew Plc	1,642,451
52,703	St Jude Medical, Inc.	2,335,270
22,883	Stryker Corp.	1,269,549
		$15,450,043
	Health Care Distributors - 0.4%
20,129	Cardinal Health, Inc.	$867,761
	Health Care Services - 0.5%
18,790	Medco Health Solutions, Inc. *	$1,320,937
	Managed Health Care - 0.6%
24,118	UnitedHealth Group, Inc.	$1,421,515
	Total Health Care Equipment & Services	$19,060,256
	Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
	Biotechnology - 1.7%
25,716	Amgen, Inc.	$1,748,431
10,974	Celgene Corp. *	850,704
36,976	Vertex Pharmaceuticals, Inc. *	1,516,386
		$4,115,521
	Pharmaceuticals - 3.9%
57,772	Abbott Laboratories	$3,540,846
22,828	Eli Lilly & Co.	919,284
42,541	Hospira, Inc. *	1,590,608
25,120	Merck & Co, Inc.	964,608
106,550	Pfizer, Inc.	2,414,423
		$9,429,769
	Life Sciences Tools & Services - 0.2%
13,842	Agilent Technologies, Inc.	$616,107
	Total Pharmaceuticals, Biotechnology & Life Sciences	$14,161,397
	Banks - 4.7%
	Diversified Banks - 3.4%
11,782	Canadian Imperial Bank of Commerce	$900,646
50,374	Comerica, Inc.	1,630,103
78,834	US Bancorp	2,497,461
91,071	Wells Fargo & Co.	3,109,164
		$8,137,374
	Regional Banks - 1.3%
115,012	KeyCorp	$977,602
34,195	PNC Financial Services Group, Inc.	2,205,236
		$3,182,838
	Total Banks	$11,320,212
	Diversified Financials - 8.1%
	Other Diversified Financial Services - 2.6%
110,519	Bank of America Corp.	$1,057,667
50,045	Citigroup, Inc.	1,829,145
74,173	JPMorgan Chase & Co.	3,410,475
		$6,297,287
	Consumer Finance - 1.1%
23,914	American Express Co.	$1,383,664
40,944	Discover Financial Services	1,365,073
		$2,748,737
	Asset Management & Custody Banks - 3.6%
22,013	Franklin Resources, Inc.	$2,730,272
37,273	Invesco, Ltd.	994,071
28,656	State Street Corp.	1,303,848
55,798	T Rowe Price Group, Inc.	3,643,609
		$8,671,800
	Investment Banking & Brokerage - 0.8%
94,032	Morgan Stanley	$1,846,788
	Total Diversified Financials	$19,564,612
	Insurance - 3.4%
	Life & Health Insurance - 0.5%
11,022	Aflac, Inc.	$506,902
11,419	Prudential Financial, Inc.	723,850
		$1,230,752
	Property & Casualty Insurance - 2.9%
83,073	The Chubb Corp.	$5,741,175
22,402	The Travelers Companies, Inc.	1,326,198
		$7,067,373
	Total Insurance	$8,298,125
	Software & Services - 7.2%
	Internet Software & Services - 0.4%
27,666	eBay, Inc. *	$1,020,599
	IT Consulting & Other Services - 0.9%
10,122	International Business Machines Corp.	$2,111,955
	Data Processing & Outsourced Services - 2.0%
40,442	Automatic Data Processing, Inc.	$2,231,994
27,408	DST Systems, Inc.	1,486,336
17,880	Fiserv, Inc. *	1,240,693
		$4,959,023
	Application Software - 0.9%
42,440	Adobe Systems, Inc. *	$1,456,116
31,588	Nuance Communications, Inc. *	808,021
		$2,264,137
	Systems Software - 3.0%
121,052	Microsoft Corp.	$3,903,927
72,377	Oracle Corp.	2,110,513
61,244	Symantec Corp. *	1,145,263
		$7,159,703
	Total Software & Services	$17,515,417
	Technology Hardware & Equipment - 5.5%
	Communications Equipment - 2.1%
73,626	Cisco Systems, Inc.	$1,557,190
67,867	Juniper Networks, Inc. *	1,552,797
13,045	Motorola Solutions, Inc.	663,077
21,884	QUALCOMM, Inc.	1,488,550
		$5,261,614
	Computer Hardware - 2.4%
8,030	Apple, Inc.	$4,813,744
41,426	Hewlett-Packard Co.	987,182
		$5,800,926
	Computer Storage & Peripherals - 0.4%
20,826	NetApp, Inc. *	$932,380
	Office Electronics - 0.6%
31,166	Canon, Inc. (A.D.R.)	$1,485,372
	Total Technology Hardware & Equipment	$13,480,292
	Semiconductors & Semiconductor Equipment - 4.6%
	Semiconductor Equipment - 1.3%
111,566	Applied Materials, Inc.	$1,387,881
33,799	ASML Holding NV (A.D.R.)	1,694,682
		$3,082,563
	Semiconductors - 3.3%
27,451	Altera Corp.	$1,093,099
61,700	Analog Devices, Inc.	2,492,680
98,950	Intel Corp.	2,781,484
48,620	Texas Instruments, Inc.	1,634,118
2,143	Xilinx, Inc.	78,069
		$8,079,450
	Total Semiconductors & Semiconductor Equipment	$11,162,013
	Telecommunication Services - 0.5%
	Integrated Telecommunication Services - 0.5%
33,467	Verizon Communications, Inc.	$1,279,443
	Total Telecommunication Services	$1,279,443
	Utilities - 0.5%
	Electric Utilities - 0.2%
15,589	American Electric Power Co, Inc.	$601,424
	Multi-Utilities - 0.3%
20,823	Public Service Enterprise Group, Inc.	$637,392
	Total Utilities	$1,238,816
	TOTAL COMMON STOCKS
	(Cost $183,163,820)	$241,134,797

	TOTAL INVESTMENT IN SECURITIES - 99.2%	$241,134,797
	(Cost $183,163,820) (a)
	OTHER ASSETS & LIABILITIES - 0.8%	$1,930,272
	TOTAL NET ASSETS - 100.0%	$243,065,069

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

(a)	At March 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $184,359,654 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$67,363,766

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(10,588,623)

	Net unrealized gain	$56,775,143

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities using fair value methods are categorized as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks	$241,134,797	$-	$-	$241,134,797
Total	$241,134,797	$-	$-	$241,134,797

	Pioneer Equity Income VCT Portfolio
	Schedule of Investments 3/31/12 (unaudited)

Shares		Value
	COMMON STOCKS - 100.1%
	Energy - 9.8%
	Integrated Oil & Gas - 5.2%
13,196	BP Plc (A.D.R.)	$593,820
16,504	Chevron Corp.	1,769,889
12,365	ConocoPhillips	939,864
8,931	Exxon Mobil Corp.	774,586
48,457	QEP Resources, Inc.	1,477,938
50,907	Total SA (A.D.R.)	2,602,366
		$8,158,463
	Oil & Gas Exploration & Production - 2.3%
30,304	EQT Corp.	$1,460,956
68,422	Marathon Oil Corp.	2,168,977
		$3,629,933
	Oil & Gas Refining & Marketing - 1.0%
34,211	Marathon Petroleum Corp.	$1,483,389
	Oil & Gas Storage & Transportation - 1.3%
65,810	Spectra Energy Corp.	$2,076,306
	Total Energy	$15,348,091
	Materials - 9.1%
	Diversified Chemicals - 1.5%
43,375	EI du Pont de Nemours & Co.	$2,294,538
	Specialty Chemicals - 3.5%
113,404	Valspar Corp.	$5,476,275
	Paper Packaging - 1.3%
93,460	Boise, Inc.	$767,307
38,643	Sonoco Products Co.	1,282,948
		$2,050,255
	Diversified Metals & Mining - 1.6%
34,365	Compass Minerals International, Inc.	$2,465,345
	Gold - 0.6%
20,035	Newmont Mining Corp.	$1,027,194
	Steel - 0.3%
13,083	Nucor Corp.	$561,915
	Paper Products - 0.3%
12,402	International Paper Co.	$435,310
	Total Materials	$14,310,832
	Capital Goods - 7.2%
	Aerospace & Defense - 1.1%
20,364	United Technologies Corp.	$1,688,990
	Electrical Components & Equipment - 1.5%
45,415	Emerson Electric Co.	$2,369,755
	Industrial Conglomerates - 1.5%
117,754	General Electric Co.	$2,363,323
	Industrial Machinery - 3.1%
53,000	Kaydon Corp.	$1,352,030
24,472	Snap-on, Inc.	1,492,058
33,728	The Gorman-Rupp Co.	984,183
20,529	Timken Co.	1,041,641
		$4,869,912
	Total Capital Goods	$11,291,980
	Commercial Services & Supplies - 1.1%
	Office Services & Supplies - 1.1%
40,126	Mine Safety Appliances Co.	$1,648,376
	Total Commercial Services & Supplies	$1,648,376
	Automobiles & Components - 2.8%
	Auto Parts & Equipment - 2.0%
96,066	Johnson Controls, Inc.	$3,120,224
	Automobile Manufacturers - 0.8%
95,100	Ford Motor Co.	$1,187,799
	Total Automobiles & Components	$4,308,023
	Consumer Durables & Apparel - 0.8%
	Apparel, Accessories & Luxury Goods - 0.8%
8,545	VF Corp.	$1,247,399
	Total Consumer Durables & Apparel	$1,247,399
	Consumer Services - 1.5%
	Leisure Facilities - 1.5%
81,727	Cedar Fair LP	$2,418,302
	Total Consumer Services	$2,418,302
	Media - 0.5%
	Movies & Entertainment - 0.5%
54,568	Regal Entertainment Group	$742,125
	Total Media	$742,125
	Retailing - 1.6%
	Distributors - 1.0%
25,185	Genuine Parts Co.	$1,580,359
	Home Improvement Retail - 0.6%
19,347	The Home Depot, Inc.	$973,348
	Total Retailing	$2,553,707
	Food & Staples Retailing - 0.9%
	Food Distributors - 0.5%
26,771	Sysco Corp.	$799,382
	Food Retail - 0.4%
135,066	J Sainsbury Plc	$672,526
	Total Food & Staples Retailing	$1,471,908
	Food, Beverage & Tobacco - 10.6%
	Soft Drinks - 1.2%
21,300	Dr Pepper Snapple Group, Inc.	$856,473
13,500	The Coca-Cola Co.	999,135
		$1,855,608
	Packaged Foods & Meats - 9.4%
50,643	Campbell Soup Co.	$1,714,266
40,644	General Mills, Inc.	1,603,406
59,564	HJ Heinz Co.	3,189,652
23,613	Kellogg Co.	1,266,365
13,416	McCormick & Co, Inc.	730,233
111,318	Sara Lee Corp.	2,396,677
45,321	The Hershey Co.	2,779,537
30,766	Unilever NV (A.D.R.)	1,046,967
		$14,727,103
	Total Food, Beverage & Tobacco	$16,582,711
	Household & Personal Products - 1.3%
	Household Products - 1.3%
29,617	The Clorox Co.	$2,036,169
	Total Household & Personal Products	$2,036,169
	Health Care Equipment & Services - 4.8%
	Health Care Equipment - 3.5%
15,932	Baxter International, Inc.	$952,415
40,616	Becton Dickinson and Co.	3,153,832
131,572	Smith & Nephew Plc	1,333,197
		$5,439,444
	Health Care Distributors - 1.3%
67,975	Owens & Minor, Inc.	$2,067,120
	Total Health Care Equipment & Services	$7,506,564
	Pharmaceuticals, Biotechnology & Life Sciences - 3.4%
	Pharmaceuticals - 3.4%
40,805	Abbott Laboratories	$2,500,938
33,404	Merck & Co, Inc.	1,282,714
64,641	Pfizer, Inc.	1,464,765
		$5,248,417
	Total Pharmaceuticals, Biotechnology & Life Sciences	$5,248,417
	Banks - 9.5%
	Diversified Banks - 6.4%
29,242	Bank of Montreal	$1,737,560
35,628	Canadian Imperial Bank of Commerce	2,723,496
27,147	HSBC Holdings Plc (A.D.R.)	1,205,055
101,304	US Bancorp	3,209,311
33,704	Wells Fargo & Co.	1,150,655
		$10,026,077
	Regional Banks - 1.9%
29,464	PNC Financial Services Group, Inc.	$1,900,133
43,465	SunTrust Banks, Inc.	1,050,549
		$2,950,682
	Thrifts & Mortgage Finance - 1.2%
136,715	New York Community Bancorp, Inc.	$1,901,706
	Total Banks	$14,878,465
	Diversified Financials - 7.3%
	Other Diversified Financial Services - 3.3%
97,100	Bank of America Corp.	$929,247
32,400	Citigroup, Inc.	1,184,220
65,800	JPMorgan Chase & Co.	3,025,484
		$5,138,951
	Specialized Finance - 1.1%
13,200	Deutsche Boerse AG	$888,459
26,800	NYSE Euronext	804,268
		$1,692,727
	Consumer Finance - 0.7%
32,028	Discover Financial Services	$1,067,814
	Asset Management & Custody Banks - 1.5%
54,100	Federated Investors, Inc. (Class B)	$1,212,381
16,697	T Rowe Price Group, Inc.	1,090,314
		$2,302,695
	Investment Banking & Brokerage - 0.7%
60,900	Morgan Stanley	$1,196,076
	Total Diversified Financials	$11,398,263
	Insurance - 3.4%
	Property & Casualty Insurance - 3.4%
51,929	The Chubb Corp.	$3,588,813
29,155	The Travelers Companies, Inc.	1,725,976
		$5,314,789
	Total Insurance	$5,314,789
	Real Estate - 0.9%
	Office REIT's - 0.9%
19,173	Alexandria Real Estate Equities, Inc.	$1,402,121
	Total Real Estate	$1,402,121
	Software & Services - 1.5%
	Data Processing & Outsourced Services - 0.4%
11,518	Automatic Data Processing, Inc.	$635,678
	Systems Software - 1.1%
52,019	Microsoft Corp.	$1,677,613
	Total Software & Services	$2,313,291
	Technology Hardware & Equipment - 0.8%
	Electronic Manufacturing Services - 0.8%
55,628	Molex, Inc., (Class A)	$1,304,477
	Total Technology Hardware & Equipment	$1,304,477
	Semiconductors & Semiconductor Equipment - 6.5%
	Semiconductor Equipment - 0.5%
31,774	Applied Materials, Inc.	$395,269
11,352	Cabot Microelectronics Corp.	441,366
		$836,635
	Semiconductors - 6.0%
50,912	Analog Devices, Inc.	$2,056,845
56,075	Intel Corp.	1,576,268
40,492	Linear Technology Corp.	1,364,580
71,124	Microchip Technology, Inc.	2,645,813
47,797	Xilinx, Inc.	1,741,245
		$9,384,751
	Total Semiconductors & Semiconductor Equipment	$10,221,386
	Telecommunication Services - 5.6%
	Integrated Telecommunication Services - 4.4%
68,282	CenturyLink, Inc.	$2,639,099
328,620	Singapore Telecommunications, Ltd.	823,707
55,673	Verizon Communications, Inc.	2,128,379
117,897	Windstream Corp.	1,380,574
		$6,971,759
	Wireless Telecommunication Services - 1.2%
67,534	Vodafone Group Plc (A.D.R.)	$1,868,666
	Total Telecommunication Services	$8,840,425
	Utilities - 9.2%
	Electric Utilities - 1.8%
37,041	American Electric Power Co, Inc.	$1,429,042
68,390	Duke Energy Corp.	1,436,874
		$2,865,916
	Gas Utilities - 3.7%
50,206	AGL Resources, Inc.	$1,969,079
44,113	National Fuel Gas Co.	2,122,718
88,232	Questar Corp.	1,699,348
		$5,791,145
	Multi-Utilities - 3.7%
58,173	Ameren Corp.	$1,895,276
35,554	Consolidated Edison, Inc.	2,077,065
67,247	GDF Suez	1,736,788
		$5,709,129
	Total Utilities	$14,366,190
	TOTAL COMMON STOCKS
	(Cost $119,613,297)	$156,754,011

	TOTAL INVESTMENT IN SECURITIES - 100.1%	$156,754,011
	(Cost $119,613,297) (a)
	OTHER ASSETS & LIABILITIES - (0.1)%	$(129,011)
	TOTAL NET ASSETS - 100.0%	$156,625,000

(A.D.R.)	American Depositary Receipts.

REIT	Real Estate Investment Trust

(a)	At March 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $119,006,097 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$39,226,248

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(1,478,334)

	Net unrealized gain	$37,747,914

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities using fair value methods are categorized as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 156,754,011	$ -	$ -	$ 156,754,011
Total	$ 156,754,011	$ -	$ -	$ 156,754,011

	Pioneer Real Estate Shares VCT Portfolio
	Schedule of Investments 3/31/2012

Shares		Value
	COMMON STOCKS - 99.2%
	Consumer Services - 2.8%
	Hotels, Resorts & Cruise Lines - 2.8%
20,500	Pebblebrook Hotel Trust *	$462,890
16,300	Starwood Hotels & Resorts Worldwide, Inc.	919,483
		$1,382,373
	Total Consumer Services	$1,382,373
	Real Estate - 96.4%
	Diversified Real Estate Investment Trusts - 8.4%
20,554	American Assets Trust, Inc.	$468,631
27,800	Liberty Property Trust	993,016
39,200	Retail Opportunity Investments Corp.	471,968
7,000	Select Income Real Estate Investment Trust (144A) *	158,060
23,900	Vornado Realty Trust	2,012,380
		$4,104,055
	Industrial Real Estate Investment Trusts - 6.1%
45,300	First Potomac Realty Trust *	$547,677
67,500	ProLogis, Inc.	2,431,350
		$2,979,027
	Office Real Estate Investment Trusts - 14.6%
12,500	Alexandria Real Estate Equities, Inc.	$914,125
46,600	BioMed Realty Trust, Inc.	884,468
22,200	Boston Properties, Inc.	2,330,778
10,300	Coresite Realty Corp. *	242,977
40,000	DuPont Fabros Technology, Inc.	978,000
31,500	Kilroy Realty Corp. *	1,468,215
19,800	Piedmont Office Realty Trust, Inc. (144A)	351,450
		$7,170,013
	Residential Real Estate Investment Trusts - 17.7%
11,500	American Campus Communities, Inc.	$514,280
17,000	AvalonBay Communities, Inc.	2,402,950
17,100	Camden Property Trust	1,124,325
10,800	Equity Lifestyle Properties, Inc. *	753,192
56,000	Equity Residential	3,506,720
2,400	Essex Property Trust, Inc.	363,624
		$8,665,091
	Retail Real Estate Investment Trusts - 23.1%
68,600	DDR Corp.	$1,001,560
12,700	Federal Realty Investment Trust	1,229,233
64,400	Kite Realty Group Trust	339,388
14,900	National Retail Properties, Inc.	405,131
20,300	Ramco-Gershenson Properties Trust *	248,066
27,100	Regency Centers Corp.	1,205,408
33,500	Simon Property Group, Inc.	4,880,280
34,200	The Macerich Co.	1,975,050
		$11,284,116
	Specialized Real Estate Investment Trusts - 24.7%
27,300	CubeSmart	$324,870
19,600	Entertainment Properties Trust (144A)	909,048
33,300	Extra Space Storage, Inc.	958,707
47,000	HCP, Inc.	1,854,620
8,600	Health Care Real Estate Investment Trust, Inc.	472,656
95,500	Host Hotels & Resorts, Inc.	1,568,110
39,800	Omega Healthcare Investors, Inc.	846,148
19,000	Public Storage	2,625,230
25,300	RLJ Lodging Trust (144A) *	471,339
36,000	Ventas, Inc.	2,055,600
		$12,086,328
	Real Estate Operating Companies - 1.8%
24,600	Brookfield Office Properties, Inc.	$429,270
28,700	Forest City Enterprises, Inc. *	449,442
		$878,712
	Total Real Estate	$47,167,342
	TOTAL COMMON STOCKS
	(Cost $22,594,024)	$48,549,715

	TOTAL INVESTMENT IN SECURITIES - 99.2%
	(Cost $22,594,024) (a)	$48,549,715
	OTHER ASSETS & LIABILITIES - 0.8%	$401,756
	TOTAL NET ASSETS - 100.0%	$48,951,471

*	Non-income producing security.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2012, the value of these securities amounted to $1,889,897 or 3.9% of total net assets.

(a)	At March 31, 2012, the net unrealized gain on investments based on
	cost for federal income tax purposes of $23,433,680 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$25,340,402

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(224,367)

	Net unrealized gain	$25,116,035

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 31, 2012, in valuing the Portfolio's assets:

	Level 1	Level 2	Level 3	Total
Common Stocks	$48,549,715	$-	$-	$48,549,715
Total	$48,549,715	$-	$-	$48,549,715

	Pioneer Cullen Value VCT Portfolio
	Schedule of Investments 3/31/12 (unaudited)

Shares		Value
	COMMON STOCKS - 88.6%
	Energy - 7.8%
	Integrated Oil & Gas - 7.8%
84,900	ConocoPhillips	$6,453,249
311,200	Gazprom OAO (A.D.R.)	3,849,544
19,500	PetroChina Co, Ltd. (A.D.R.)	2,740,335
68,950	Petroleo Brasileiro SA (A.D.R.)	1,831,312
		$14,874,440
	Total Energy	$14,874,440
	Materials - 0.8%
	Fertilizers & Agricultural Chemicals - 0.8%
26,000	The Mosaic Co.	$1,437,540
	Total Materials	$1,437,540
	Capital Goods - 13.8%
	Aerospace & Defense - 6.5%
100,750	Exelis, Inc.	$1,261,390
50,375	ITT Corp.	1,155,602
79,357	Raytheon Co.	4,188,462
68,600	United Technologies Corp.	5,689,684
		$12,295,138
	Heavy Electrical Equipment - 2.9%
185,000	ABB, Ltd. (A.D.R.)	$3,775,850
443,100	Alstom SA (A.D.R.)	1,701,504
		$5,477,354
	Industrial Conglomerates - 3.0%
63,500	3M Co.	$5,664,835
	Industrial Machinery - 1.4%
100,750	Xylem, Inc./NY	$2,795,812
	Total Capital Goods	$26,233,139
	Transportation - 2.0%
	Railroads - 2.0%
49,340	Canadian Pacific Railway, Ltd.	$3,747,373
	Total Transportation	$3,747,373
	Automobiles & Components - 1.9%
	Auto Parts & Equipment - 1.9%
43,800	BorgWarner, Inc. *	$3,694,092
	Total Automobiles & Components	$3,694,092
	Media - 4.0%
	Movies & Entertainment - 4.0%
175,100	The Walt Disney Co.	$7,665,878
	Total Media	$7,665,878
	Food, Beverage & Tobacco - 10.4%
	Agricultural Products - 1.5%
90,400	Archer-Daniels-Midland Co.	$2,862,064
	Packaged Foods & Meats - 8.9%
163,100	Kraft Foods, Inc.	$6,199,431
71,700	Nestle SA (A.D.R.)	4,517,100
180,200	Unilever NV (A.D.R.)	6,132,206
		$16,848,737
	Total Food, Beverage & Tobacco	$19,710,801
	Household & Personal Products - 3.2%
	Household Products - 3.2%
83,300	Kimberly-Clark Corp.	$6,155,037
	Total Household & Personal Products	$6,155,037
	Health Care Equipment & Services - 3.7%
	Health Care Equipment - 3.7%
128,000	Covidien Plc	$6,999,040
	Total Health Care Equipment & Services	$6,999,040
	Pharmaceuticals, Biotechnology & Life Sciences - 13.7%
	Pharmaceuticals - 13.7%
101,600	Abbott Laboratories	$6,227,064
117,700	Bristol-Myers Squibb Co.	3,972,375
74,600	Johnson & Johnson	4,920,616
172,900	Merck & Co, Inc.	6,639,360
75,500	Novartis AG (A.D.R.)	4,183,455
		$25,942,870
	Total Pharmaceuticals, Biotechnology & Life Sciences	$25,942,870
	Banks - 3.0%
	Diversified Banks - 3.0%
166,400	Wells Fargo & Co.	$5,680,896
	Total Banks	$5,680,896
	Diversified Financials - 5.5%
	Other Diversified Financial Services - 5.5%
103,100	Citigroup, Inc.	$3,768,305
144,300	JPMorgan Chase & Co.	6,634,914
		$10,403,219
	Total Diversified Financials	$10,403,219
	Insurance - 3.2%
	Property & Casualty Insurance - 3.2%
88,600	The Chubb Corp.	$6,123,146
	Total Insurance	$6,123,146
	Software & Services - 4.0%
	Systems Software - 4.0%
233,400	Microsoft Corp.	$7,527,150
	Total Software & Services	$7,527,150
	Technology Hardware & Equipment - 5.9%
	Computer Hardware - 1.5%
120,100	Hewlett-Packard Co.	$2,861,983
	Technology Distributors - 4.4%
111,900	Arrow Electronics, Inc. *	$4,696,443
99,400	Avnet, Inc. *	3,617,166
		$8,313,609
	Total Technology Hardware & Equipment	$11,175,592
	Telecommunication Services - 5.7%
	Integrated Telecommunication Services - 2.8%
168,500	AT&T, Inc.	$5,262,255
	Wireless Telecommunication Services - 2.9%
203,600	Vodafone Group Plc (A.D.R.)	$5,633,613
	Total Telecommunication Services	$10,895,868
	TOTAL COMMON STOCKS
	(Cost $147,565,371)	$168,266,081
Principal Amount ($)
	TEMPORARY CASH INVESTMENTS - 18.1%
	Repurchase Agreements - 18.1%
34,250,000	Deutsche Bank AG, 0.05%, dated 3/30/12, repurchase price of $34,250,000
	plus accrued interest on 4/2/12 collateralized by the following:
	$3,905,377 U.S. Treasury Bill, 0.0%, 4/5/12-3/7/13
	$3,212,598 U.S. Treasury Bond, 3.125-10.625%, 8/15/15-2/15/42
	$9,271,086 U.S. Treasury Notes, 0.25-4.875%, 6/15/12-2/15/22
	$18,558,214 U.S. Treasury Strip, 0.0-2.0%, 4/15/12-2/15/42	$34,250,000

	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $34,250,000)	$34,250,000

	TOTAL INVESTMENT IN SECURITIES - 106.7%	$202,516,081
	(Cost $181,815,371) (a)
	OTHER ASSETS & LIABILITIES - (6.7)%	$(12,688,343)
	TOTAL NET ASSETS - 100.0%	$189,827,738

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

REIT	Real Estate Investment Trust

(a)	At March 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $181,950,755 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$27,166,276

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(6,600,950)

	Net unrealized gain	$20,565,326

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities using fair value methods are categorized as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks	$168,266,081	$-	$-	$168,266,081
Repurchase Agreements	-	34,250,000	-	34,250,000
Total	$168,266,081	$34,250,000	$-	$202,516,081

	Pioneer Mid Cap Value VCT Portfolio
	Schedule of Investments 3/31/12 (unaudited)

Shares		Value
	COMMON STOCKS - 99.2%
	Energy - 6.4%
	Oil & Gas Drilling - 1.3%
82,400	Ensco Plc (A.D.R.)	$4,361,432
	Oil & Gas Equipment & Services - 0.7%
30,100	National Oilwell Varco, Inc.	$2,392,047
	Integrated Oil & Gas - 1.7%
25,100	Murphy Oil Corp.	$1,412,377
151,201	QEP Resources, Inc.	4,611,630
		$6,024,007
	Oil & Gas Exploration & Production - 2.1%
15,900	Concho Resources, Inc. *	$1,623,072
57,090	Noble Energy, Inc.	5,582,260
		$7,205,332
	Oil & Gas Refining & Marketing - 0.6%
76,045	Valero Energy Corp.	$1,959,680
	Total Energy	$21,942,498
	Materials - 5.2%
	Diversified Chemicals - 1.7%
62,800	LyondellBasell Industries NV	$2,741,220
32,930	PPG Industries, Inc.	3,154,694
		$5,895,914
	Fertilizers & Agricultural Chemicals - 1.2%
74,100	The Mosaic Co.	$4,096,989
	Specialty Chemicals - 2.3%
40,700	Albemarle Corp.	$2,601,544
86,000	Ecolab, Inc.	5,307,920
		$7,909,464
	Total Materials	$17,902,367
	Capital Goods - 10.5%
	Aerospace & Defense - 1.8%
263,200	Spirit Aerosystems Holdings, Inc. *	$6,437,872
	Construction & Engineering - 3.3%
101,400	Fluor Corp.	$6,088,056
150,000	KBR, Inc.	5,332,500
		$11,420,556
	Construction & Farm Machinery & Heavy Trucks - 0.9%
25,300	Cummins, Inc.	$3,037,012
	Industrial Machinery - 4.5%
123,200	IDEX Corp.	$5,190,416
75,715	SPX Corp.	5,870,184
56,749	Stanley Black & Decker, Inc.	4,367,403
		$15,428,003
	Total Capital Goods	$36,323,443
	Commercial Services & Supplies - 3.0%
	Environmental & Facilities Services - 1.9%
210,900	Republic Services, Inc.	$6,445,104
	Human Resource & Employment Services - 1.1%
58,616	Towers Watson & Co.	$3,872,759
	Total Commercial Services & Supplies	$10,317,863
	Transportation - 1.3%
	Airlines - 1.3%
545,200	Southwest Airlines Co.	$4,492,448
	Total Transportation	$4,492,448
	Automobiles & Components - 0.8%
	Motorcycle Manufacturers - 0.8%
52,200	Harley-Davidson, Inc.	$2,561,976
	Total Automobiles & Components	$2,561,976
	Consumer Durables & Apparel - 1.8%
	Apparel, Accessories & Luxury Goods - 1.8%
209,200	Hanesbrands, Inc. *	$6,179,768
	Total Consumer Durables & Apparel	$6,179,768
	Consumer Services - 2.1%
	Hotels, Resorts & Cruise Lines - 1.2%
92,550	Wyndham Worldwide Corp.	$4,304,500
	Specialized Consumer Services - 0.9%
76,400	Sotheby's	$3,005,576
	Total Consumer Services	$7,310,076
	Retailing - 3.8%
	Department Stores - 1.5%
101,300	Kohl's Corp.	$5,068,039
	Apparel Retail - 1.4%
159,600	Guess?, Inc.	$4,987,500
	Computer & Electronics Retail - 0.4%
36,212	Rent-A-Center, Inc. *	$1,367,003
	Specialty Stores - 0.5%
67,900	Sally Beauty Holdings, Inc. *	$1,683,920
	Total Retailing	$13,106,462
	Food & Staples Retailing - 1.0%
	Drug Retail - 1.0%
78,500	CVS Caremark Corp.	$3,516,800
	Total Food & Staples Retailing	$3,516,800
	Food, Beverage & Tobacco - 4.0%
	Distillers & Vintners - 1.6%
231,335	Constellation Brands, Inc. *	$5,457,193
	Packaged Foods & Meats - 2.4%
144,700	Campbell Soup Co.	$4,898,095
43,415	The JM Smucker Co.	3,532,244
		$8,430,339
	Total Food, Beverage & Tobacco	$13,887,532
	Household & Personal Products - 0.8%
	Personal Products - 0.8%
139,300	Avon Products, Inc.	$2,696,848
	Total Household & Personal Products	$2,696,848
	Health Care Equipment & Services - 5.1%
	Health Care Equipment - 1.4%
187,600	CareFusion Corp. *	$4,864,468
	Managed Health Care - 3.7%
59,073	Aetna, Inc.	$2,963,102
115,200	Cigna Corp.	5,673,600
43,715	Humana, Inc.	4,042,763
		$12,679,465
	Total Health Care Equipment & Services	$17,543,933
	Pharmaceuticals, Biotechnology & Life Sciences - 3.8%
	Pharmaceuticals - 2.7%
129,600	Teva Pharmaceutical Industries, Ltd. (A.D.R.)	$5,839,776
52,200	Watson Pharmaceuticals, Inc. *	3,500,532
		$9,340,308
	Life Sciences Tools & Services - 1.1%
87,300	Agilent Technologies, Inc. *	$3,885,723
	Total Pharmaceuticals, Biotechnology & Life Sciences	$13,226,031
	Banks - 6.2%
	Diversified Banks - 0.9%
100,590	Comerica, Inc.	$3,255,092
	Regional Banks - 5.3%
177,500	CIT Group, Inc. *	$7,320,100
410,424	KeyCorp	3,488,604
84,550	PNC Financial Services Group, Inc.	5,452,630
76,900	SunTrust Banks, Inc.	1,858,673
		$18,120,007
	Total Banks	$21,375,099
	Diversified Financials - 7.4%
	Specialized Finance - 1.5%
126,824	Moody's Corp.	$5,339,290
	Consumer Finance - 3.8%
127,300	Capital One Financial Corp.	$7,095,702
185,000	Discover Financial Services	6,167,900
		$13,263,602
	Asset Management & Custody Banks - 2.1%
123,800	Ameriprise Financial, Inc.	$7,072,694
	Total Diversified Financials	$25,675,586
	Insurance - 9.0%
	Insurance Brokers - 1.6%
114,400	Aon Corp.	$5,612,464
	Life & Health Insurance - 3.1%
107,900	Aflac, Inc.	$4,962,321
234,594	Unum Group	5,742,861
		$10,705,182
	Multi-line Insurance - 1.2%
190,181	Hartford Financial Services Group, Inc.	$4,009,015
	Property & Casualty Insurance - 3.1%
152,215	Axis Capital Holdings, Ltd.	$5,048,972
177,500	The Allstate Corp.	5,843,300
		$10,892,272
	Total Insurance	$31,218,933
	Real Estate - 8.3%
	Industrial REIT's - 0.2%
70,827	First Potomac Realty Trust *	$856,298
	Mortgage REIT's - 0.9%
200,060	Annaly Capital Management, Inc.	$3,164,949
	Office REIT's - 2.8%
188,500	BioMed Realty Trust, Inc.	$3,577,730
32,541	Boston Properties, Inc.	3,416,480
188,600	Duke Realty Corp.	2,704,524
		$9,698,734
	Residential REIT's - 1.0%
55,400	Equity Residential	$3,469,148
	Retail REIT's - 1.7%
299,300	Kimco Realty Corp. *	$5,764,518
	Specialized REIT's - 1.7%
351,105	Host Hotels & Resorts, Inc.	$5,765,144
	Total Real Estate	$28,718,791
	Software & Services - 4.3%
	Data Processing & Outsourced Services - 1.4%
94,300	VeriFone Systems, Inc. *	$4,891,341
	Application Software - 1.6%
595,766	Compuware Corp. *	$5,475,090
	Systems Software - 1.3%
142,000	Rovi Corp. *	$4,622,100
	Total Software & Services	$14,988,531
	Technology Hardware & Equipment - 2.9%
	Communications Equipment - 0.7%
113,000	Juniper Networks, Inc. *	$2,585,440
	Computer Storage & Peripherals - 0.8%
60,700	NetApp, Inc. *	$2,717,539
	Technology Distributors - 1.4%
111,961	Arrow Electronics, Inc. *	$4,699,003
	Total Technology Hardware & Equipment	$10,001,982
	Semiconductors & Semiconductor Equipment - 2.9%
	Semiconductor Equipment - 1.5%
105,500	ASML Holding NV (A.D.R.)	$5,289,770
	Semiconductors - 1.4%
118,245	Analog Devices, Inc.	$4,777,098
	Total Semiconductors & Semiconductor Equipment	$10,066,868
	Telecommunication Services - 1.1%
	Integrated Telecommunication Services - 1.1%
98,120	CenturyLink, Inc.	$3,792,338
	Total Telecommunication Services	$3,792,338
	Utilities - 7.5%
	Electric Utilities - 3.3%
91,200	American Electric Power Co, Inc.	$3,518,496
117,600	Northeast Utilities	4,365,312
120,360	PPL Corp.	3,401,374
		$11,285,182
	Multi-Utilities - 4.2%
153,830	Ameren Corp.	$5,011,782
240,975	CMS Energy Corp.	5,301,450
73,635	Consolidated Edison, Inc.	4,301,757
		$14,614,989
	Total Utilities	$25,900,171
	TOTAL COMMON STOCKS
	(Cost $298,419,181)	$342,746,344
Principal Amount ($)
	TEMPORARY CASH INVESTMENTS - 3.4%
	Repurchase Agreements - 3.4%
11,850,000	Deutsche Bank AG, 0.05%, dated 3/30/12, repurchase price of $11,850,000
	plus accrued interest on 4/2/12 collateralized by the following:
	$1,351,204 U.S. Treasury Bill, 0.0%, 4/5/12-3/7/13
	$1,111,512 U.S. Treasury Bond, 3.125-10.625%, 8/15/15-2/15/42
	$3,207,660 U.S. Treasury Notes, 0.25-4.875%, 6/15/12-2/15/22
	$6,420,871 U.S. Treasury Strip, 0.0-2.0%, 4/15/12-2/15/42	$11,850,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $11,850,000)	$11,850,000

	TOTAL INVESTMENT IN SECURITIES - 102.6%	$354,596,344
	(Cost $310,269,181) (a)
	OTHER ASSETS & LIABILITIES - (2.6)%	$(8,965,008)
	TOTAL NET ASSETS - 100.0%	$345,631,336

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

REIT	Real Estate Investment Trust

(a)	At March 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $311,450,097 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$59,370,889

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(16,224,642)

	Net unrealized gain	$43,146,247

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities using fair value methods are categorized as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 342,746,344	$ -	$ -	$ 342,746,344
Repurchase Agreements	-	11,850,000	-	11,850,000
Total	$ 342,746,344	$ 11,850,000	$ -	$ 354,596,344

Pioneer Ibbotson Moderate Allocation VCT Portfolio	PIONEER VARIABLE CONTRACTS TRUST
SCHEDULE OF INVESTMENTS 3/31/12 (UNAUDITED)

Shares		Value
	MUTUAL FUNDS - 99.8%
	NON-PIONEER FUNDS - 23.0%
202,921	BlackRock Fundamental Growth Fund Institutional Class	$ 5,085,203
298,054	BlackRock International Index Fund Institutional Class	3,198,122
207,303	BlackRock Value Opportunities Fund Institutional Class	4,461,168
321,455	INVESCO Global Real Estate Fund Institutional Class	3,426,709
284,572	INVESCO Global Small & Mid Cap Growth Fund Institutional Class	5,108,071
302,462	INVESCO International Growth Fund Institutional Class	8,526,399
247,408	INVESCO Trimark Small Companies Fund Institutional Class	5,240,111
669,623	Oppenheimer Commodity Strategy Total Return Fund Class Y	2,357,073
	TOTAL INVESTMENTS IN NON-PIONEER FUNDS
	(Cost $31,793,402)	$ 37,402,856
	PIONEER FUNDS - 76.8%
322,632	Pioneer Absolute Return Credit Fund Class Y	$ 3,116,622
2,016,837	Pioneer Bond Fund Class Y	19,321,299
267,518	Pioneer Cullen Value Fund Class Y	4,997,228
458,355	Pioneer Disciplined Growth Fund Class Y	4,826,478
784,195	Pioneer Disciplined Value Fund Class Y	6,940,126
169,811	Pioneer Emerging Markets Fund Class Y	4,578,100
163,178	Pioneer Equity Income Fund Class Y	4,606,504
167,698	Pioneer Floating Rate Fund Class Y	1,153,763
198,860	Pioneer Fund Class Y	8,439,610
367,274	Pioneer Fundamental Growth Fund Class Y	4,884,746
184,127	Pioneer Global Aggregate Bond Fund Class Y	2,080,634
513,550	Pioneer Global Equity Fund Class Y	5,125,234
890,467	Pioneer Global High Yield Fund Class Y	8,753,286
106,897	Pioneer Growth Opportunities Fund Class Y	3,348,024
292,479	Pioneer High Yield Fund Class Y	2,959,883
163,298	Pioneer International Value Fund Class Y	3,109,189
327,908	Pioneer Mid Cap Value Fund Class Y	7,594,355
122,936	Pioneer Multi-Asset Floating Rate Fund Class Y	1,233,043
16,689	Pioneer Real Estate Shares Fund Class Y	398,189
341,366	Pioneer Research Fund Class Y	3,707,238
117,482	Pioneer Select Mid Cap Growth Fund Class Y	2,395,463
1,849,556	Pioneer Short Term Income Fund Class Y	17,885,211

Shares		Value
PIONEER FUNDS - (continued)
300,544	Pioneer Strategic Income Fund Class Y	$ 3,284,951
TOTAL INVESTMENTS IN PIONEER FUNDS
	(Cost $108,922,005)	$ 124,739,176
Principal Amount
TEMPORARY CASH INVESTMENT - 0.1%
TIME DEPOSIT - 0.1%
$136,959	Citibank, Nassau, 0.03%, 3/30/12	$ 136,959
	TOTAL TIME DEPOSIT (Cost $136,959)	$ 136,959

TOTAL INVESTMENTS IN SECURITIES - 99.9%
	(Cost $140,852,366) (a)	$ 162,278,991

	OTHER ASSETS AND LIABILITIES - 0.1%	$ 122,075

	TOTAL NET ASSETS - 100.0%	$ 162,401,066

(a) At March 31, 2012, the net unrealized gain on investments based on cost for federal tax purposes of $140,852,366 was as follows:

Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost		$ 22,494,792
Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value		(1,068,167)

	Net unrealized gain	$ 21,426,625

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
credit risks, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2012, in valuing the Portfolio's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$37,402,856	$–	$–	$162,142,032
Temporary Cash Investment	–	136,959	–	136,959
Total	$37,402,856	$ 136,959	$–	$162,278,991

Pioneer Ibbotson Moderate Allocation VCT Portfolio	PIONEER VARIABLE CONTRACTS TRUST
SCHEDULE OF INVESTMENTS 3/31/12 (UNAUDITED)

Shares		Value
	MUTUAL FUNDS - 100.0%
	NON-PIONEER FUNDS - 23.9%
354,406	BlackRock Fundamental Growth Fund Institutional Class	$ 8,881,425
334,674	BlackRock International Index Fund Institutional Class	3,591,053
365,187	BlackRock Value Opportunities Fund Institutional Class	7,858,822
531,333	INVESCO Global Real Estate Fund Institutional Class	5,664,014
565,390	INVESCO Global Small & Mid Cap Growth Fund Institutional Class	10,148,757
394,228	INVESCO International Growth Fund Institutional Class	11,113,292
369,440	INVESCO Trimark Small Companies Fund Institutional Class	7,824,742
1,346,433	Oppenheimer Commodity Strategy Total Return Fund Class Y	4,739,445
	TOTAL INVESTMENTS IN NON-PIONEER FUNDS
	(Cost $54,418,861)	$ 59,821,550
	PIONEER FUNDS - 76.1%
2,251,852	Pioneer Bond Fund Class Y	$ 21,572,745
593,581	Pioneer Cullen Value Fund Class Y	11,088,095
992,973	Pioneer Disciplined Growth Fund Class Y	10,456,008
1,202,488	Pioneer Disciplined Value Fund Class Y	10,642,020
420,877	Pioneer Emerging Markets Fund Class Y	11,346,841
346,473	Pioneer Equity Income Fund Class Y	9,780,944
318,878	Pioneer Fund Class Y	13,533,180
701,097	Pioneer Fundamental Growth Fund Class Y	9,324,590
238,741	Pioneer Global Aggregate Bond Fund Class Y	2,697,777
974,972	Pioneer Global Equity Fund Class Y	9,730,224
541,115	Pioneer Global High Yield Fund Class Y	5,319,157
1,999	Pioneer Government Income Fund Class Y	20,290
126,343	Pioneer Growth Opportunities Fund Class Y	3,957,055
260,996	Pioneer High Yield Fund Class Y	2,641,277
2,905	Pioneer Independence Fund Class Y	37,352
696,257	Pioneer International Value Fund Class Y	13,256,741
664,721	Pioneer Mid Cap Value Fund Class Y	15,394,945
2,663	Pioneer Oak Ridge Large Cap Growth Fund Class Y	37,575
138,089	Pioneer Oak Ridge Small Cap Growth Fund Class Y	4,101,241
50,093	Pioneer Real Estate Shares Fund Class Y	1,195,225
701,974	Pioneer Research Fund Class Y	7,623,442
217,875	Pioneer Select Mid Cap Growth Fund Class Y	4,442,468

Shares		Value
PIONEER FUNDS - (continued)
1,947,927	Pioneer Short Term Income Fund Class Y	$ 18,836,451
348,023	Pioneer Strategic Income Fund Class Y	3,803,896
3,017	Pioneer Value Fund Class Y	36,360
TOTAL INVESTMENTS IN PIONEER FUNDS
	(Cost $165,306,926)	$ 190,875,899

TOTAL INVESTMENTS IN SECURITIES - 100.0%
	(Cost $219,725,787) (a)	$ 250,697,449

	OTHER ASSETS AND LIABILITIES - 0.0%	$ 102,099

	TOTAL NET ASSETS - 100.0%	$ 250,799,548

(a) At March 31, 2012, the net unrealized gain on investments based on cost for federal tax purposes of $219,725,787 was as follows:

Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost		$ 33,203,642
Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value		(2,231,981)

	Net unrealized gain	$ 30,971,662

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
credit risks, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2012, in valuing the Portfolio's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$59,821,550	$–	$–	$250,697,449
Total	$59,821,550	$ –	$–	$250,697,449

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Variable Contracts Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2012

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 30, 2012

* Print the name and title of each signing officer under his or her signature.